September 30, 2000

                              TAX-FREE
                              BOND
                              PORTFOLIOS

                              ANNUAL REPORT
                              TO SHAREHOLDERS



Not FDIC Insured
 May Lose Value
No Bank Guarantee                                                      BLACKROCK
                                                      [BLACKROCK LOGO]     FUNDS
                                       PURE INVESTMENT STYLE [REGISTRATION MARK]

                                BLACKROCK FUNDS

           * TAX-FREE INCOME                * OHIO TAX-FREE INCOME
           * PENNSYLVANIA TAX-FREE INCOME   * DELAWARE TAX-FREE INCOME
           * NEW JERSEY TAX-FREE INCOME     * KENTUCKY TAX-FREE INCOME

                               TABLE OF CONTENTS

SHAREHOLDER LETTER...........................................................  1
PORTFOLIO SUMMARIES
      Tax-Free Income........................................................  2
      Pennsylvania Tax-Free Income...........................................  3
      New Jersey Tax-Free Income.............................................  4
      Ohio Tax-Free Income...................................................  5
      Delaware Tax-Free Income...............................................  6
      Kentucky Tax-Free Income...............................................  7
      Note on Performance Information........................................  8
STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS............................ 9-32
      Delaware Tax-Free Income Statement of Assets & Liabilities............. 29
PORTFOLIO FINANCIAL STATEMENTS
      Statements of Operations............................................... 33
      Statements of Changes in Net Assets................................. 34-35
      Financial Highlights................................................ 36-41
NOTES TO FINANCIAL STATEMENTS............................................. 42-49
REPORT OF INDEPENDENT ACCOUNTANTS............................................ 50

--------------------------------------------------------------------------------
                      PRIVACY PRINCIPLES OF BLACKROCK FUNDS

BLACKROCK FUNDS IS COMMITTED TO MAINTAINING THE PRIVACY OF ITS SHAREHOLDERS AND TO SAFEGUARDING THEIR NONPUBLIC PERSONAL INFORMATION. THE FOLLOWING INFORMATION IS PROVIDED TO HELP YOU UNDERSTAND WHAT PERSONAL INFORMATION BLACKROCK FUNDS COLLECTS, HOW WE PROTECT THAT INFORMATION, AND WHY IN CERTAIN CASES WE MAY SHARE SUCH INFORMATION WITH SELECT OTHER PARTIES.

BLACKROCK FUNDS DOES NOT RECEIVE ANY NONPUBLIC PERSONAL INFORMATION RELATING TO ITS SHAREHOLDERS WHO PURCHASE SHARES THROUGH THEIR BROKER-DEALERS. IN THE CASE OF SHAREHOLDERS WHO ARE RECORD OWNERS OF BLACKROCK FUNDS, BLACKROCK FUNDS RECEIVES NONPUBLIC PERSONAL INFORMATION ON ACCOUNT APPLICATIONS OR OTHER FORMS. WITH RESPECT TO THESE SHAREHOLDERS, BLACKROCK FUNDS ALSO HAS ACCESS TO SPECIFIC INFORMATION REGARDING THEIR TRANSACTIONS IN BLACKROCK FUNDS.

BLACKROCK FUNDS DOES NOT DISCLOSE ANY NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS OR FORMER SHAREHOLDERS TO ANYONE, EXCEPT AS PERMITTED BY LAW OR AS IS NECESSARY IN ORDER TO SERVICE OUR SHAREHOLDERS' ACCOUNTS (FOR EXAMPLE, TO A TRANSFER AGENT).

BLACKROCK FUNDS RESTRICTS ACCESS TO NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS TO BLACKROCK EMPLOYEES WITH A LEGITIMATE BUSINESS NEED FOR THE INFORMATION. BLACKROCK FUNDS MAINTAINS PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS DESIGNED TO PROTECT THE NONPUBLIC PERSONAL INFORMATION OF OUR SHAREHOLDERS.
--------------------------------------------------------------------------------

                                BLACKROCK FUNDS

September 30, 2000

DEAR SHAREHOLDER:

      We are pleased to present the Annual Report for the BLACKROCK FUNDS for the 12 months ending September 30, 2000.

     Since our Semi-Annual report of March 31, 2000, the stock market as measured by the S&P 500 returned -4.14%, the NASDAQ returned -18.81% and the Lehman Aggregate Index returned 4.81%. So in this first year of the millennium, at a time in history when there is more media attention about the stock market than ever before, stocks actually under-performed bonds.

      It has been a year of extremes. When we reported to you one year ago, it was the dawn of a new millennium and there was plenty of concern about Y2K and the devastation that it could wreak on capital markets and world economies. Yet while the media bombarded us with concerns about Y2K, the investment world was investing in technology and the Internet with an enthusiasm that could only be described as fervent. There was much talk of a "new economy" and Internet shares shot skyward. Share prices climbed so quickly that analysts continue to search for new and improved ways to measure value.

      Now, a year later, we can all be relieved that Y2K has come and gone with small incident. And, while it is clear that the Internet will become an important part of our economy, the boundless enthusiasm for Internet stocks has moderated to the extent that the Goldman Sachs Technology Industry Internet Index fell nearly 35% in the last six months. In fact, we were reminded of the long-term lessons of investing.

      The truth of the matter is that successful investing is a long-term process and the best strategy for most investors is to work with your financial advisor to set your goals, plan and implement an asset allocation that is customized to your goals and your personal needs for certain levels of risk -- and then to stay the course despite short term volatility in the markets.

      We continue to believe that mutual funds, which provide diversification, professional management and ease and flexibility of use, are an appropriate investment vehicle for individual investors.

     We are proud to be able to offer our shareholders a full range of funds to meet virtually any investment need. In the past year, we added three specialized portfolios: Global Science & Technology, European Equity and Asia Pacific Equity. You can now choose from 39 different BlackRock Funds.

Thank you for your confidence in BlackRock Funds. We appreciate the opportunity to help you achieve your long-term investment goals.

Sincerely,

/S/ KAREN SABATH

Karen H. Sabath
MANAGING DIRECTOR
BLACKROCK ADVISORS, INC.

                                 BLACKROCK FUNDS

                            TAX-FREE INCOME PORTFOLIO

TOTAL NET ASSETS (9/30/00):
     $336.2 million

PERFORMANCE BENCHMARK:
     LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH:
     SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)THE TWO MOST PERSUASIVE THEMES IN THE MUNICIPAL MARKET DURING THE PAST YEAR WERE A CONTINUED SLOWDOWN IN NEW ISSUANCE AND THE EMERGENCE OF THE RETAIL INVESTOR'S PREFERENCE FOR INDIVIDUAL MUNICIPAL BONDS. AFTER DECLINING BY 21% IN 1999, NEW ISSUANCE THROUGH THE FIRST NINE MONTHS OF 2000 DECLINED BY 19.1%. THIS LARGE DROP IN ISSUANCE WAS FUELED BY A 60% DROP IN REFUNDING ACTIVITY. THE FACT THAT MUNICIPAL COFFERS WERE FULL AS A RESULT OF THE STRONG ECONOMY ALSO CONTRIBUTED TO THE DECLINE IN ISSUANCE.
     (BULLET)SIMULTANEOUSLY WITH THE DROP IN SUPPLY, RETAIL INVESTORS FLEXED THEIR COLLECTIVE MUSCLES DURING 2000 AND BOUGHT INDIVIDUAL MUNICIPAL BONDS AT A RECORD PACE. THIS STRONG DEMAND, COUPLED WITH HISTORICALLY LIGHT SUPPLY, HELPED MUNICIPAL BONDS OUTPERFORM TAXABLE SECTORS SUCH AS CORPORATES AND MORTGAGE BACKED SECURITIES. THE TREASURY SECTOR, WHICH BENEFITED FROM VERY STRONG TECHNICALS (REDUCED NEW ISSUANCE AND BUYBACKS), WAS THE ONLY FIXED-INCOME SECTOR THAT MUNICIPALS WERE UNABLE TO OUTPERFORM.
     (BULLET)IN THE THIRD QUARTER OF 2000, MUNICIPALS MARGINALLY UNDERPERFORMED THE TREASURY MARKET IN THE 5- AND 10-YEAR SECTORS AS THE TREASURY CURVE EXPERIENCED A SIGNIFICANT AMOUNT OF STEEPENING. OVERALL, THOUGH, THE MUNICIPAL YIELD CURVE HAS BEEN REMARKABLY STABLE IN SPITE OF THE VOLATILITY EXPERIENCED IN THE TREASURY MARKET.
     (BULLET)THROUGHOUT THE PAST YEAR, OUR MAJOR PORTFOLIO MANAGEMENT THEME HAS BEEN TO ADD INCOME. THE NARROWING OF COUPON AND QUALITY SPREADS OVER THE PAST YEAR HAS ENABLED US TO DO BOTH UP-IN-COUPON AND UP-IN-QUALITY TRADES SO THAT THE END RESULT IS THAT THE PORTFOLIO HAS A HIGHER LEVEL OF INCOME AND THE GENERAL QUALITY OF INVESTMENTS HAS BEEN IMPROVED.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2000, the Portfolio is actively managed and the composition will vary.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
             TAX-FREE INCOME PORTFOLIO AND THE LEHMAN MUNICIPAL BOND
                INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

[GRAPH OMITTED]
Plot points as follows:

                                                                        Lehman
                                                                       Municipal
         Institutional  Service   Investor A  Investor B  Investor C     Bond
             Class       Class       Class       Class       Class      Index
5/14/90     $10,000     $10,000     $10,000     $10,000     $10,000    $10,000
 Sep-90      10,139      10,139       9,683      10,139      10,139     10,240
 Dec-90      10,513      10,513      10,040      10,513      10,513     10,681
 Mar-91      10,720      10,720      10,238      10,720      10,720     10,923
 Jun-91      10,919      10,919      10,428      10,919      10,919     11,156
 Sep-91      11,296      11,296      10,787      11,296      11,296     11,590
 Dec-91      11,708      11,708      11,181      11,708      11,708     11,979
 Mar-92      11,776      11,776      11,247      11,776      11,776     12,015
 Jun-92      12,215      12,215      11,665      12,215      12,215     12,471
 Sep-92      12,504      12,504      11,942      12,504      12,504     12,802
 Dec-92      12,744      12,744      12,170      12,744      12,744     13,035
 Mar-93      13,246      13,246      12,650      13,246      13,246     13,518
 Jun-93      13,708      13,708      13,091      13,708      13,708     13,961
 Sep-93      14,200      14,194      13,551      14,189      14,189     14,432
 Dec-93      14,412      14,400      13,738      14,385      14,385     14,635
 Mar-94      13,430      13,410      12,786      13,389      13,389     13,832
 Jun-94      13,615      13,587      12,948      13,558      13,558     13,985
 Sep-94      13,661      13,625      12,978      13,590      13,590     14,080
 Dec-94      13,455      13,395      12,764      13,365      13,365     13,878
 Mar-95      14,555      14,496      13,793      14,443      14,443     14,859
 Jun-95      14,810      14,737      14,014      14,674      14,674     15,218
 Sep-95      15,242      15,156      14,404      15,083      15,083     15,656
 Dec-95      15,941      15,825      15,031      15,739      15,739     16,302
 Mar-96      15,806      15,694      14,900      15,602      15,602     16,105
 Jun-96      15,953      15,828      15,026      15,734      15,734     16,228
 Sep-96      16,378      16,237      15,408      16,104      16,104     16,602
 Dec-96      16,853      16,696      15,837      16,522      16,522     17,025
 Mar-97      16,838      16,669      15,805      16,458      16,458     16,985
 Jun-97      17,446      17,258      16,439      16,999      16,999     17,571
 Sep-97      18,032      17,824      16,971      17,550      17,516     18,101
 Dec-97      18,560      18,332      17,448      18,043      17,975     18,592
 Mar-98      18,805      18,559      17,656      18,258      18,155     18,806
 Jun-98      19,080      18,815      17,892      18,502      18,363     19,092
 Sep-98      19,629      19,344      18,386      19,013      18,835     19,678
 Dec-98      19,753      19,450      18,480      19,110      18,896     19,797
 Mar-99      19,856      19,536      18,554      19,187      18,935     19,972
 Jun-99      19,510      19,180      18,209      18,796      18,549     19,619
 Sep-99      19,301      18,960      17,992      18,536      18,293     19,540
 Dec-99      18,931      18,582      17,627      18,125      17,887     19,388
 Mar-00      19,474      19,101      18,111      18,589      17,429     19,956
 Jun-00      19,725      19,332      18,323      18,771      17,600     20,257
 Sep-00      20,228      19,811      18,769      19,191      17,188     20,747

                      FOR PERIOD ENDING SEPTEMBER 30, 2000

                           AVERAGE ANNUAL TOTAL RETURN
                                                                        From
                                     1 Year      5 Year     10 Year   Inception
                                     -------     -------    -------   ----------
Institutional Class                   4.80%       5.82%      7.15%      7.01%
Service Class                         4.49%       5.51%      6.93%      6.80%
Investor A Class (Load Adjusted)      0.11%       4.47%      6.35%      6.25%
Investor A Class (NAV)                4.31%       5.32%      6.79%      6.67%
Investor B Class (Load Adjusted)     (0.96)%      4.33%      6.20%      6.34%
Investor B Class (NAV)                3.54%       4.67%      6.45%      6.34%
Investor C Class (Load Adjusted)      2.63%       4.69%      6.46%      6.35%
Investor C Class (NAV)                3.63%       4.69%      6.46%      6.35%

* THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INVESTOR A SHARES, 5/14/90; INSTITUTIONAL SHARES, 1/21/93; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 7/18/96 AND INVESTOR C SHARES, 2/28/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 8 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

TOTAL NET ASSETS (9/30/00):
     $950.1 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH:
     SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL AND PENNSYLVANIA STATE INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.
RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)THE TWO MOST PERSUASIVE THEMES IN THE MUNICIPAL MARKET DURING THE PAST YEAR WERE A CONTINUED SLOWDOWN IN NEW ISSUANCE AND THE EMERGENCE OF THE RETAIL INVESTOR'S PREFERENCE FOR INDIVIDUAL MUNICIPAL BONDS. AFTER DECLINING BY 21% IN 1999, NEW ISSUANCE THROUGH THE FIRST NINE MONTHS OF 2000 DECLINED BY 19.1%. THIS LARGE DROP IN ISSUANCE WAS FUELED BY A 60% DROP IN REFUNDING ACTIVITY. THE FACT THAT MUNICIPAL COFFERS WERE FULL AS A RESULT OF THE STRONG ECONOMY ALSO CONTRIBUTED TO THE DECLINE IN ISSUANCE.
     (BULLET)SIMULTANEOUSLY WITH THE DROP IN SUPPLY, RETAIL INVESTORS FLEXED THEIR COLLECTIVE MUSCLES DURING 2000 AND BOUGHT INDIVIDUAL MUNICIPAL BONDS AT A RECORD PACE. THIS STRONG DEMAND, COUPLED WITH HISTORICALLY LIGHT SUPPLY, HELPED MUNICIPAL BONDS OUTPERFORM TAXABLE SECTORS SUCH AS CORPORATES AND MORTGAGE BACKED SECURITIES. THE TREASURY SECTOR, WHICH BENEFITED FROM VERY STRONG TECHNICALS (REDUCED NEW ISSUANCE AND BUYBACKS), WAS THE ONLY FIXED-INCOME SECTOR THAT MUNICIPALS WERE UNABLE TO OUTPERFORM.
     (BULLET)IN THE THIRD QUARTER OF 2000, MUNICIPALS MARGINALLY UNDERPERFORMED THE TREASURY MARKET IN THE 5- AND 10-YEAR SECTORS AS THE TREASURY CURVE EXPERIENCED A SIGNIFICANT AMOUNT OF STEEPENING. OVERALL, THOUGH, THE MUNICIPAL YIELD CURVE HAS BEEN REMARKABLY STABLE IN SPITE OF THE VOLATILITY EXPERIENCED IN THE TREASURY MARKET.
     (BULLET)THROUGHOUT THE PAST YEAR, OUR MAJOR PORTFOLIO MANAGEMENT THEME HAS BEEN TO ADD INCOME. THE NARROWING OF COUPON AND QUALITY SPREADS OVER THE PAST YEAR HAS ENABLED US TO DO BOTH UP-IN-COUPON AND UP-IN-QUALITY TRADES SO THAT THE END RESULT IS THAT THE PORTFOLIO HAS A HIGHER LEVEL OF INCOME AND THE GENERAL QUALITY OF INVESTMENTS HAS BEEN IMPROVED.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2000, the Portfolio is actively managed and the composition will vary.

                   COMPARISON OF CHANGE IN VALUE OF A $10,000
                     INVESTMENT IN THE PA TAX-FREE INCOME
                       PORTFOLIO AND LEHMAN MUNICIPAL BOND
                INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

[GRAPH OMITTED]
Plot points as follows:

                                                                        Lehman
                                                                       Municipal
         Institutional  Service   Investor A  Investor B  Investor C     Bond
             Class       Class       Class       Class       Class      Index
12/1/92     $10,000     $10,000     $ 9,600     $10,000     $10,000    $10,000
 Dec-92      10,080      10,080       9,626      10,080      10,080     10,182
 Mar-93      10,492      10,492      10,020      10,492      10,492     10,560
 Jun-93      10,809      10,809      10,322      10,809      10,809     10,905
 Sep-93      11,142      11,165      10,667      11,170      11,170     11,274
 Dec-93      11,324      11,341      10,841      11,352      11,352     11,432
 Mar-94      10,614      10,621      10,159      10,638      10,638     10,805
 Jun-94      10,746      10,746      10,284      10,769      10,769     10,924
 Sep-94      10,813      10,808      10,337      10,824      10,824     10,999
 Dec-94      10,545      10,533      10,069      10,518      10,518     10,841
 Mar-95      11,353      11,332      10,828      11,296      11,296     11,607
 Jun-95      11,614      11,585      11,064      11,526      11,526     11,888
 Sep-95      11,981      11,944      11,400      11,859      11,859     12,230
 Dec-95      12,483      12,439      11,867      12,326      12,326     12,734
 Mar-96      12,343      12,283      11,716      12,145      12,145     12,580
 Jun-96      12,448      12,379      11,802      12,212      12,212     12,677
 Sep-96      12,734      12,653      12,059      12,455      12,455     12,969
 Dec-96      13,058      12,966      12,353      12,733      12,733     13,299
 Mar-97      13,010      12,909      12,294      12,648      12,648     13,268
 Jun-97      13,413      13,294      12,713      12,997      12,997     13,726
 Sep-97      13,810      13,679      13,076      13,341      13,341     14,140
 Dec-97      14,198      14,052      13,429      13,675      13,675     14,523
 Mar-98      14,371      14,212      13,578      13,806      13,806     14,690
 Jun-98      14,600      14,428      13,779      14,004      14,004     14,914
 Sep-98      14,985      14,799      14,127      14,351      14,351     15,372
 Dec-98      15,065      14,867      14,187      14,404      14,404     15,464
 Mar-99      15,185      14,976      14,285      14,496      14,496     15,601
 Jun-99      14,933      14,717      14,032      14,232      14,232     15,325
 Sep-99      14,861      14,634      13,949      14,141      14,141     15,264
 Dec-99      14,719      14,482      13,800      13,969      13,969     15,145
 Mar-00      15,093      14,838      14,135      14,283      14,268     15,588
 Jun-00      15,311      15,042      14,323      14,447      14,445     15,824
 Sep-00      15,680      15,378      14,651      14,754      14,735     16,207


                      FOR PERIOD ENDING SEPTEMBER 30, 2000

                           AVERAGE ANNUAL TOTAL RETURN
                                                                        From
                                     1 Year      3 Year     5 Year    Inception
                                     -------     -------    -------   ---------
Institutional Class                   5.50%       4.33%      5.53%      5.91%
Service Class                         5.09%       3.98%      5.19%      5.65%
Investor A Class (Load Adjusted)      0.81%       2.46%      4.21%      4.99%
Investor A Class (NAV)                5.03%       3.87%      5.06%      5.55%
Investor B Class (Load Adjusted)     (0.17)%      2.04%      3.97%      4.98%
Investor B Class (NAV)                4.33%       3.15%      4.31%      4.98%
Investor C Class (Load Adjusted)      3.32%       3.24%      4.36%      5.02%
Investor C Class (NAV)                4.32%       3.24%      4.36%      5.02%


* THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL AND INVESTOR A SHARES, 12/1/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 10/3/94 AND INVESTOR C SHARES, 8/14/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 8 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                      NEW JERSEY TAX-FREE INCOME PORTFOLIO

TOTAL NET ASSETS (9/30/00):
     $152.5 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH:
     SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL AND NEW JERSEY STATE INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)THE TWO MOST PERSUASIVE THEMES IN THE MUNICIPAL MARKET DURING THE PAST YEAR WERE A CONTINUED SLOWDOWN IN NEW ISSUANCE AND THE EMERGENCE OF THE RETAIL INVESTOR'S PREFERENCE FOR INDIVIDUAL MUNICIPAL BONDS. AFTER DECLINING BY 21% IN 1999, NEW ISSUANCE THROUGH THE FIRST NINE MONTHS OF 2000 DECLINED BY 19.1%. THIS LARGE DROP IN ISSUANCE WAS FUELED BY A 60% DROP IN REFUNDING ACTIVITY. THE FACT THAT MUNICIPAL COFFERS WERE FULL AS A RESULT OF THE STRONG ECONOMY ALSO CONTRIBUTED TO THE DECLINE IN ISSUANCE.
     (BULLET)SIMULTANEOUSLY WITH THE DROP IN SUPPLY, RETAIL INVESTORS FLEXED THEIR COLLECTIVE MUSCLES DURING 2000 AND BOUGHT INDIVIDUAL MUNICIPAL BONDS AT A RECORD PACE. THIS STRONG DEMAND, COUPLED WITH HISTORICALLY LIGHT SUPPLY, HELPED MUNICIPAL BONDS OUTPERFORM TAXABLE SECTORS SUCH AS CORPORATES AND MORTGAGE BACKED SECURITIES. THE TREASURY SECTOR, WHICH BENEFITED FROM VERY STRONG TECHNICALS (REDUCED NEW ISSUANCE AND BUYBACKS), WAS THE ONLY FIXED-INCOME SECTOR THAT MUNICIPALS WERE UNABLE TO OUTPERFORM.
     (BULLET)IN THE THIRD QUARTER OF 2000, MUNICIPALS MARGINALLY UNDERPERFORMED THE TREASURY MARKET IN THE 5- AND 10-YEAR SECTORS AS THE TREASURY CURVE EXPERIENCED A SIGNIFICANT AMOUNT OF STEEPENING. OVERALL, THOUGH, THE MUNICIPAL YIELD CURVE HAS BEEN REMARKABLY STABLE IN SPITE OF THE VOLATILITY EXPERIENCED IN THE TREASURY MARKET.
     (BULLET)THROUGHOUT THE PAST YEAR, OUR MAJOR PORTFOLIO MANAGEMENT THEME HAS BEEN TO ADD INCOME. THE NARROWING OF COUPON AND QUALITY SPREADS OVER THE PAST YEAR HAS ENABLED US TO DO BOTH UP-IN-COUPON AND UP-IN-QUALITY TRADES SO THAT THE END RESULT IS THAT THE PORTFOLIO HAS A HIGHER LEVEL OF INCOME AND THE GENERAL QUALITY OF INVESTMENTS HAS BEEN IMPROVED.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2000, the Portfolio is actively managed and the composition will vary.

              COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
                   IN THE NJ TAX-FREE INCOME PORTFOLIO AND THE
                   LEHMAN MUNICIPAL BOND INDEX FROM INCEPTION
                          AND AT EACH FISCAL YEAR END.NT

[GRAPH OMITTED]
Plot points as follows:

                                                                        Lehman
                                                                       Municipal
         Institutional  Service   Investor A  Investor B  Investor C     Bond
             Class       Class      Class       Class       Class       Index
7/1/91     $10,000     $10,000     $ 9,600     $10,000     $10,000     $10,000
Sep-91      10,357      10,357       9,891      10,357      10,357      10,389
Dec-91      10,736      10,736      10,253      10,736      10,736      10,738
Mar-92      10,775      10,775      10,290      10,775      10,775      10,770
Jun-92      11,205      11,205      10,701      11,205      11,205      11,179
Sep-92      11,462      11,462      10,946      11,462      11,462      11,475
Dec-92      11,691      11,691      11,165      11,691      11,691      11,684
Mar-93      12,098      12,098      11,553      12,098      12,098      12,118
Jun-93      12,514      12,514      11,951      12,514      12,514      12,514
Sep-93      12,867      12,867      12,288      12,867      12,867      12,937
Dec-93      13,045      13,045      12,458      13,045      13,045      13,119
Mar-94      12,370      12,370      11,813      12,370      12,370      12,399
Jun-94      12,504      12,504      11,942      12,504      12,504      12,536
Sep-94      12,583      12,583      12,017      12,583      12,583      12,622
Dec-94      12,432      12,432      11,873      12,432      12,432      12,440
Mar-95      13,195      13,195      12,601      13,195      13,195      13,320
Jun-95      13,454      13,454      12,848      13,454      13,454      13,642
Sep-95      13,802      13,802      13,181      13,802      13,802      14,034
Dec-95      14,289      14,289      13,646      14,289      14,289      14,613
Mar-96      14,158      14,158      13,519      14,156      14,156      14,437
Jun-96      14,198      14,198      13,546      14,184      14,184      14,547
Sep-96      14,445      14,445      13,776      14,398      14,398      14,882
Dec-96      14,808      14,808      14,115      14,725      14,725      15,261
Mar-97      14,768      14,768      14,072      14,653      14,653      15,226
Jun-97      15,185      15,185      14,534      15,028      15,028      15,751
Sep-97      15,623      15,623      14,946      15,429      15,429      16,226
Dec-97      16,035      16,035      15,334      15,800      15,800      16,666
Mar-98      16,167      16,167      15,453      15,893      15,893      16,858
Jun-98      16,406      16,403      15,673      16,088      16,088      17,114
Sep-98      16,932      16,916      16,157      16,585      16,555      17,640
Dec-98      17,021      16,990      16,221      16,652      16,590      17,746
Mar-99      17,089      17,045      16,267      16,700      16,605      17,903
Jun-99      16,752      16,695      15,927      16,319      16,226      17,586
Sep-99      16,705      16,635      15,863      16,223      16,130      17,516
Dec-99      16,598      16,517      15,744      16,070      15,979      17,379
Mar-00      16,942      16,846      16,051      16,353      16,260      17,888
Jun-00      17,198      17,088      16,274      16,551      16,457      18,159
Sep-00      17,566      17,440      16,603      16,854      16,758      18,598


                      FOR PERIOD ENDING SEPTEMBER 30, 2000

                           AVERAGE ANNUAL TOTAL RETURN
                                                                      From
                                   1 Year      3 Year     5 Year    Inception
                                   -------     -------    -------   ---------
Institutional Class                 5.15%       3.99%      4.94%      6.27%
Service Class                       4.84%       3.74%      4.79%      6.19%
Investor A Class (Load Adjusted)    0.48%       2.17%      3.77%      5.64%
Investor A Class (NAV)              4.67%       3.57%      4.62%      6.10%
Investor B Class (Load Adjusted)   (0.61)%      1.68%      3.61%      5.74%
Investor B Class (NAV)              3.89%       2.80%      3.95%      5.74%
Investor C Class (Load Adjusted)    2.89%       2.80%      3.95%      5.74%
Investor C Class (NAV)              3.89%       2.80%      3.95%      5.74%

* THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: SERVICE SHARES, 7/1/91; INVESTOR A SHARES, 1/26/96; INVESTOR B SHARES, 7/2/96; INSTITUTIONAL SHARES, 5/4/98 AND INVESTOR C SHARES, 12/9/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 8 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                         OHIO TAX-FREE INCOME PORTFOLIO

TOTAL NET ASSETS (9/30/00):
     $94.6 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH:
     SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL AND OHIO STATE INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)THE TWO MOST PERSUASIVE THEMES IN THE MUNICIPAL MARKET DURING THE PAST YEAR WERE A CONTINUED SLOWDOWN IN NEW ISSUANCE AND THE EMERGENCE OF THE RETAIL INVESTOR'S PREFERENCE FOR INDIVIDUAL MUNICIPAL BONDS. AFTER DECLINING BY 21% IN 1999, NEW ISSUANCE THROUGH THE FIRST NINE MONTHS OF 2000 DECLINED BY 19.1%. THIS LARGE DROP IN ISSUANCE WAS FUELED BY A 60% DROP IN REFUNDING ACTIVITY. THE FACT THAT MUNICIPAL COFFERS WERE FULL AS A RESULT OF THE STRONG ECONOMY ALSO CONTRIBUTED TO THE DECLINE IN ISSUANCE.
     (BULLET)SIMULTANEOUSLY WITH THE DROP IN SUPPLY, RETAIL INVESTORS FLEXED THEIR COLLECTIVE MUSCLES DURING 2000 AND BOUGHT INDIVIDUAL MUNICIPAL BONDS AT A RECORD PACE. THIS STRONG DEMAND, COUPLED WITH HISTORICALLY LIGHT SUPPLY, HELPED MUNICIPAL BONDS OUTPERFORM TAXABLE SECTORS SUCH AS CORPORATES AND MORTGAGE BACKED SECURITIES. THE TREASURY SECTOR, WHICH BENEFITED FROM VERY STRONG TECHNICALS (REDUCED NEW ISSUANCE AND BUYBACKS), WAS THE ONLY FIXED-INCOME SECTOR THAT MUNICIPALS WERE UNABLE TO OUTPERFORM.
     (BULLET)IN THE THIRD QUARTER OF 2000, MUNICIPALS MARGINALLY UNDERPERFORMED THE TREASURY MARKET IN THE 5- AND 10-YEAR SECTORS AS THE TREASURY CURVE EXPERIENCED A SIGNIFICANT AMOUNT OF STEEPENING. OVERALL, THOUGH, THE MUNICIPAL YIELD CURVE HAS BEEN REMARKABLY STABLE IN SPITE OF THE VOLATILITY EXPERIENCED IN THE TREASURY MARKET.
     (BULLET)THROUGHOUT THE PAST YEAR, OUR MAJOR PORTFOLIO MANAGEMENT THEME HAS BEEN TO ADD INCOME. THE NARROWING OF COUPON AND QUALITY SPREADS OVER THE PAST YEAR HAS ENABLED US TO DO BOTH UP-IN-COUPON AND UP-IN-QUALITY TRADES SO THAT THE END RESULT IS THAT THE PORTFOLIO HAS A HIGHER LEVEL OF INCOME AND THE GENERAL QUALITY OF INVESTMENTS HAS BEEN IMPROVED.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2000, the Portfolio is actively managed and the composition will vary.

              COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
                   IN THE OH TAX-FREE INCOME PORTFOLIO AND THE
                   LEHMAN MUNICIPAL BOND INDEX FROM INCEPTION
                          AND AT EACH FISCAL YEAR END.NT

[GRAPH OMITTED]
Plot points as follows:

                                                                        Lehman
                                                                       Municipal
         Institutional  Service   Investor A  Investor B  Investor C     Bond
             Class       Class       Class       Class       Class      Index
12/1/92     $10,000     $10,000     $ 9,600     $10,000     $10,000    $10,000
 Dec-92      10,010      10,010       9,560      10,010      10,010     10,182
 Mar-93      10,270      10,270       9,808      10,270      10,270     10,560
 Jun-93      10,561      10,561      10,086      10,561      10,561     10,905
 Sep-93      10,910      10,907      10,420      10,911      10,911     11,274
 Dec-93      11,024      11,014      10,529      11,025      11,025     11,432
 Mar-94      10,346      10,330       9,881      10,347      10,347     10,805
 Jun-94      10,442      10,420       9,973      10,443      10,443     10,924
 Sep-94      10,498      10,469      10,026      10,499      10,499     10,999
 Dec-94      10,310      10,276       9,843      10,281      10,281     10,841
 Mar-95      11,076      11,033      10,568      11,018      11,018     11,607
 Jun-95      11,300      11,249      10,774      11,211      11,211     11,888
 Sep-95      11,625      11,565      11,075      11,503      11,503     12,230
 Dec-95      12,145      12,073      11,560      11,985      11,985     12,734
 Mar-96      11,950      11,870      11,361      11,756      11,756     12,580
 Jun-96      12,046      11,957      11,440      11,815      11,815     12,677
 Sep-96      12,335      12,234      11,700      12,061      12,061     12,969
 Dec-96      12,646      12,533      11,981      12,330      12,330     13,299
 Mar-97      12,612      12,490      11,936      12,260      12,260     13,268
 Jun-97      13,001      12,867      12,355      12,600      12,600     13,726
 Sep-97      13,385      13,238      12,706      12,934      12,934     14,140
 Dec-97      13,739      13,577      13,026      13,236      13,236     14,523
 Mar-98      13,864      13,691      13,130      13,316      13,316     14,690
 Jun-98      14,084      13,899      13,323      13,488      13,488     14,914
 Sep-98      14,531      14,328      13,730      13,874      13,874     15,372
 Dec-98      14,612      14,397      13,790      13,909      13,909     15,464
 Mar-99      14,714      14,488      13,871      13,964      13,964     15,601
 Jun-99      14,364      14,131      13,525      13,589      13,589     15,325
 Sep-99      14,330      14,087      13,477      13,515      13,515     15,264
 Dec-99      14,169      13,920      13,310      13,323      13,323     15,145
 Mar-00      14,566      14,284      13,667      13,655      13,655     15,588
 Jun-00      14,780      14,499      13,866      13,828      13,815     15,824
 Sep-00      15,120      14,822      14,155      14,091      14,091     16,207

                      FOR PERIOD ENDING SEPTEMBER 30, 2000

                           AVERAGE ANNUAL TOTAL RETURN
                                                                      From
                                   1 Year      3 Year     5 Year    Inception
                                   -------     -------    -------   ---------
Institutional Class                 5.52%       4.15%      5.40%      5.42%
Service Class                       5.20%       3.84%      5.09%      5.15%
Investor A Class (Load Adjusted)    0.87%       2.25%      4.06%      4.53%
Investor A Class (NAV)              5.03%       3.66%      4.92%      5.08%
Investor B Class (Load Adjusted)   (0.25)%      1.77%      3.80%      4.48%
Investor B Class (NAV)              4.25%       2.89%      4.14%      4.48%
Investor C Class (Load Adjusted)    3.25%       2.90%      4.15%      4.48%
Investor C Class (NAV)              4.25%       2.90%      4.15%      4.48%

* THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL AND INVESTOR A SHARES, 12/1/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 10/13/94 AND INVESTOR C SHARES, 8/26/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 8 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                       DELAWARE TAX-FREE INCOME PORTFOLIO

TOTAL NET ASSETS (9/30/00):
     $100.7 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH:
     SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL AND DELAWARE STATE INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)THE TWO MOST PERSUASIVE THEMES IN THE MUNICIPAL MARKET DURING THE PAST YEAR WERE A CONTINUED SLOWDOWN IN NEW ISSUANCE AND THE EMERGENCE OF THE RETAIL INVESTOR'S PREFERENCE FOR INDIVIDUAL MUNICIPAL BONDS. AFTER DECLINING BY 21% IN 1999, NEW ISSUANCE THROUGH THE FIRST NINE MONTHS OF 2000 DECLINED BY 19.1%. THIS LARGE DROP IN ISSUANCE WAS FUELED BY A 60% DROP IN REFUNDING ACTIVITY. THE FACT THAT MUNICIPAL COFFERS WERE FULL AS A RESULT OF THE STRONG ECONOMY ALSO CONTRIBUTED TO THE DECLINE IN ISSUANCE.
     (BULLET)SIMULTANEOUSLY WITH THE DROP IN SUPPLY, RETAIL INVESTORS FLEXED THEIR COLLECTIVE MUSCLES DURING 2000 AND BOUGHT INDIVIDUAL MUNICIPAL BONDS AT A RECORD PACE. THIS STRONG DEMAND, COUPLED WITH HISTORICALLY LIGHT SUPPLY, HELPED MUNICIPAL BONDS OUTPERFORM TAXABLE SECTORS SUCH AS CORPORATES AND MORTGAGE BACKED SECURITIES. THE TREASURY SECTOR, WHICH BENEFITED FROM VERY STRONG TECHNICALS (REDUCED NEW ISSUANCE AND BUYBACKS), WAS THE ONLY FIXED-INCOME SECTOR THAT MUNICIPALS WERE UNABLE TO OUTPERFORM.
     (BULLET)IN THE THIRD QUARTER OF 2000, MUNICIPALS MARGINALLY UNDERPERFORMED THE TREASURY MARKET IN THE 5- AND 10-YEAR SECTORS AS THE TREASURY CURVE EXPERIENCED A SIGNIFICANT AMOUNT OF STEEPENING. OVERALL, THOUGH, THE MUNICIPAL YIELD CURVE HAS BEEN REMARKABLY STABLE IN SPITE OF THE VOLATILITY EXPERIENCED IN THE TREASURY MARKET.
     (BULLET)THROUGHOUT THE PAST YEAR, OUR MAJOR PORTFOLIO MANAGEMENT THEME HAS BEEN TO ADD INCOME. THE NARROWING OF COUPON AND QUALITY SPREADS OVER THE PAST YEAR HAS ENABLED US TO DO BOTH UP-IN-COUPON AND UP-IN-QUALITY TRADES SO THAT THE END RESULT IS THAT THE PORTFOLIO HAS A HIGHER LEVEL OF INCOME AND THE GENERAL QUALITY OF INVESTMENTS HAS BEEN IMPROVED.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2000, the Portfolio is actively managed and the composition will vary.

                   COMPARISON OF CHANGE IN VALUE OF A $10,000
                          INVESTMENT IN THE DE TAX-FREE
                           INCOME PORTFOLIO AND LEHMAN
                          MUNICIPAL BOND INDEX AT EACH
                                FISCAL YEAR END.

[GRAPH OMITTED]
Plot points as follows:

                                                                        Lehman
                                                                       Municipal
          Institutional  Service   Investor A  Investor B  Investor C    Bond
              Class       Class      Class       Class       Class      Index
12/31/89    $10,000     $10,000     $10,000     $10,000     $10,000    $10,000
Sep-90       10,349      10,325       9,899      10,255      10,255     10,285
Dec-90       10,661      10,629      10,186      10,532      10,532     10,729
Mar-91       10,867      10,825      10,371      10,702      10,702     10,972
Jun-91       11,021      10,971      10,506      10,821      10,821     11,205
Sep-91       11,327      11,268      10,785      11,088      11,088     11,641
Dec-91       11,634      11,564      11,064      11,354      11,354     12,032
Mar-92       11,604      11,525      11,022      11,290      11,290     12,068
Jun-92       11,952      11,861      11,340      11,593      11,593     12,526
Sep-92       12,188      12,086      11,549      11,786      11,786     12,859
Dec-92       12,302      12,190      11,644      11,860      11,860     13,093
Mar-93       12,601      12,478      11,913      12,134      12,134     13,579
Jun-93       12,860      12,724      12,143      12,345      12,345     14,023
Sep-93       13,217      13,069      12,466      12,650      12,650     14,497
Dec-93       13,322      13,162      12,550      12,711      12,711     14,700
Mar-94       12,709      12,547      11,971      12,089      12,089     13,893
Jun-94       12,907      12,733      12,143      12,241      12,241     14,047
Sep-94       12,990      12,805      12,207      12,282      12,282     14,143
Dec-94       12,881      12,689      12,089      12,142      12,142     13,940
Mar-95       13,496      13,285      12,653      12,685      12,685     14,926
Jun-95       13,813      13,587      12,935      12,944      12,944     15,286
Sep-95       14,170      13,928      13,253      13,238      13,238     15,726
Dec-95       14,564      14,305      13,606      13,564      13,564     16,374
Mar-96       14,501      14,232      13,531      13,464      13,464     16,177
Jun-96       14,561      14,279      13,570      13,478      13,478     16,301
Sep-96       14,789      14,492      13,767      13,647      13,647     16,676
Dec-96       15,086      14,771      14,027      13,879      13,879     17,101
Mar-97       15,068      14,743      13,993      13,821      13,821     17,061
Jun-97       15,430      15,087      14,312      14,110      14,110     17,649
Sep-97       15,788      15,426      14,627      14,394      14,394     18,182
Dec-97       16,061      15,682      14,863      14,599      14,599     18,675
Mar-98       16,209      15,816      14,983      14,690      14,690     18,890
Jun-98       16,466      16,055      15,205      14,881      14,881     19,177
Sep-98       17,035      16,597      15,711      15,374      15,374     19,766
Dec-98       17,142      16,689      15,791      15,422      15,422     19,885
Mar-99       17,289      16,820      15,908      15,507      15,507     20,061
Jun-99       16,905      16,433      15,538      15,116      15,116     19,706
Sep-99       16,848      16,363      15,466      15,019      15,019     19,627
Dec-99       16,739      16,243      15,347      14,875      14,875     19,474
Mar-00       17,192      16,671      15,745      15,232      15,232     20,045
Jun-00       17,429      16,889      15,943      15,395      15,395     20,347
Sep-00       17,776      17,212      16,241      15,653      15,653     20,840

                      FOR PERIOD ENDING SEPTEMBER 30, 2000

                           AVERAGE ANNUAL TOTAL RETURN
                                                                       From
                                    1 Year      5 Year     10 Year   Inception
                                    -------     -------    -------   ---------
Institutional Class                  5.50%       4.62%      5.60%      5.57%
Service Class                        5.19%       4.31%      5.29%      5.25%
Investor A Class (Load Adjusted)     0.82%       3.29%      4.68%      4.77%
Investor A Class (NAV)               5.01%       4.13%      5.11%      5.07%
Investor B Class (Load Adjusted)    (0.27)%      3.00%      3.07%      4.29%
Investor B Class (NAV)               4.23%       3.36%      4.33%      4.29%
Investor C Class (Load Adjusted)     3.23%       3.36%      4.33%      4.29%
Investor C Class (NAV)               4.23%       3.36%      4.33%      4.29%

* IN CONNECTION WITH THE CONVERSION OF VARIOUS COMMON TRUST FUNDS MAINTAINED BY PNC BANK AND PNC BANK, DELAWARE ("PNC-DE"), AN AFFILIATE OF PNC BANK, INTO THE FUND BETWEEN MAY 1 AND MAY 15, 1998 (THE "CTF CONVERSION"), THE DELAWARE TAX-FREE INCOME PORTFOLIO WAS ESTABLISHED TO RECEIVE THE ASSETS OF THE DE
  TAX-FREE INCOME FUND OF PNC-DE. PERFORMANCE INFORMATION PRESENTED FOR THIS PORTFOLIO INCLUDES PERFORMANCE FOR THE PREDECESSOR COMMON TRUST FUND WHICH TRANSFERRED ITS ASSETS AND LIABILITIES TO THE RELATED PORTFOLIO PURSUANT TO THE CTF CONVERSION. PERFORMANCE INFORMATION PRESENTED IS BASED UPON THE PERFORMANCE OF THE DE TAX-FREE INCOME FUND FOR PERIODS PRIOR TO THE CTF CONVERSION.

THE INCEPTION DATE OF THE LEHMAN LOCAL G.O. WAS JANUARY 1, 1990. BASED ON THE PERFORMANCE OF THE DE TAX-FREE INCOME FUND, THE PORTFOLIO'S PREDECESSOR COMMON TRUST FUND, THE ANNUAL TOTAL RETURN OF THE DELAWARE TAX-FREE INCOME PORTFOLIO FOR THE CALENDAR YEARS 1987, 1988 AND 1989 WAS 0.27%, 0.74% AND 0.63%,
RESPECTIVELY. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 8 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                       KENTUCKY TAX-FREE INCOME PORTFOLIO

TOTAL NET ASSETS (9/30/00):
     $154.8 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH:
     SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL AND KENTUCKY STATE INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)THE TWO MOST PERSUASIVE THEMES IN THE MUNICIPAL MARKET DURING THE PAST YEAR WERE A CONTINUED SLOWDOWN IN NEW ISSUANCE AND THE EMERGENCE OF THE RETAIL INVESTOR'S PREFERENCE FOR INDIVIDUAL MUNICIPAL BONDS. AFTER DECLINING BY 21% IN 1999, NEW ISSUANCE THROUGH THE FIRST NINE MONTHS OF 2000 DECLINED BY 19.1%. THIS LARGE DROP IN ISSUANCE WAS FUELED BY A 60% DROP IN REFUNDING ACTIVITY. THE FACT THAT MUNICIPAL COFFERS WERE FULL AS A RESULT OF THE STRONG ECONOMY ALSO CONTRIBUTED TO THE DECLINE IN ISSUANCE.
     (BULLET)SIMULTANEOUSLY WITH THE DROP IN SUPPLY, RETAIL INVESTORS FLEXED THEIR COLLECTIVE MUSCLES DURING 2000 AND BOUGHT INDIVIDUAL MUNICIPAL BONDS AT A RECORD PACE. THIS STRONG DEMAND, COUPLED WITH HISTORICALLY LIGHT SUPPLY, HELPED MUNICIPAL BONDS OUTPERFORM TAXABLE SECTORS SUCH AS CORPORATES AND MORTGAGE BACKED SECURITIES. THE TREASURY SECTOR, WHICH BENEFITED FROM VERY STRONG TECHNICALS (REDUCED NEW ISSUANCE AND BUYBACKS), WAS THE ONLY FIXED-INCOME SECTOR THAT MUNICIPALS WERE UNABLE TO OUTPERFORM.
     (BULLET)IN THE THIRD QUARTER OF 2000, MUNICIPALS MARGINALLY UNDERPERFORMED THE TREASURY MARKET IN THE 5- AND 10-YEAR SECTORS AS THE TREASURY CURVE EXPERIENCED A SIGNIFICANT AMOUNT OF STEEPENING. OVERALL, THOUGH, THE MUNICIPAL YIELD CURVE HAS BEEN REMARKABLY STABLE IN SPITE OF THE VOLATILITY EXPERIENCED IN THE TREASURY MARKET.
     (BULLET)THROUGHOUT THE PAST YEAR, OUR MAJOR PORTFOLIO MANAGEMENT THEME HAS BEEN TO ADD INCOME. THE NARROWING OF COUPON AND QUALITY SPREADS OVER THE PAST YEAR HAS ENABLED US TO DO BOTH UP-IN-COUPON AND UP-IN-QUALITY TRADES SO THAT THE END RESULT IS THAT THE PORTFOLIO HAS A HIGHER LEVEL OF INCOME AND THE GENERAL QUALITY OF INVESTMENTS HAS BEEN IMPROVED.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2000, the Portfolio is actively managed and the composition will vary.

                   COMPARISON OF CHANGE IN VALUE OF A $10,000
                          INVESTMENT IN THE KY TAX-FREE
                           INCOME PORTFOLIO AND LEHMAN
                          MUNICIPAL BOND INDEX AT EACH
                                FISCAL YEAR END.

[GRAPH OMITTED]
Plot points as follows:

                                                                        Lehman
                                                                       Municipal
          Institutional  Service   Investor A  Investor B  Investor C    Bond
              Class       Class      Class       Class       Class      Index
12/31/89    $10,000     $10,000     $10,000     $10,000     $10,000    $10,000
Sep-90       10,254      10,232       9,810      10,161      10,161     10,285
Dec-90       10,751      10,720      10,274      10,621      10,621     10,729
Mar-91       10,940      10,900      10,442      10,775      10,775     10,972
Jun-91       11,142      11,094      10,624      10,942      10,942     11,205
Sep-91       11,414      11,356      10,870      11,175      11,175     11,641
Dec-91       11,736      11,667      11,164      11,456      11,456     12,032
Mar-92       11,772      11,694      11,185      11,456      11,456     12,068
Jun-92       12,092      12,002      11,476      11,732      11,732     12,526
Sep-92       12,367      12,266      11,723      11,962      11,962     12,859
Dec-92       12,613      12,501      11,942      12,163      12,163     13,093
Mar-93       12,960      12,834      12,256      12,459      12,459     13,579
Jun-93       13,268      13,131      12,533      12,717      12,717     14,023
Sep-93       13,683      13,531      12,910      13,075      13,075     14,497
Dec-93       13,816      13,653      13,021      13,162      13,162     14,700
Mar-94       13,212      13,046      12,437      12,548      12,548     13,893
Jun-94       13,392      13,214      12,591      12,681      12,681     14,047
Sep-94       13,502      13,313      12,679      12,745      12,745     14,143
Dec-94       13,368      13,172      12,539      12,581      12,581     13,940
Mar-95       14,085      13,869      13,197      13,216      13,216     14,926
Jun-95       14,410      14,178      13,486      13,480      13,480     15,286
Sep-95       14,801      14,551      13,835      13,804      13,804     15,726
Dec-95       15,163      14,896      14,157      14,099      14,099     16,374
Mar-96       15,116      14,838      14,096      14,012      14,012     16,177
Jun-96       15,168      14,876      14,127      14,016      14,016     16,301
Sep-96       15,416      15,110      14,343      14,204      14,204     16,676
Dec-96       15,718      15,395      14,607      14,438      14,438     17,101
Mar-97       15,745      15,409      14,615      14,418      14,418     17,061
Jun-97       16,131      15,774      14,955      14,727      14,727     17,649
Sep-97       16,520      16,144      15,298      15,036      15,036     18,182
Dec-97       16,806      16,412      15,544      15,251      15,251     18,675
Mar-98       16,960      16,551      15,670      15,346      15,346     18,890
Jun-98       17,245      16,817      15,916      15,556      15,556     19,177
Sep-98       17,787      17,332      16,397      15,998      15,998     19,766
Dec-98       17,883      17,414      16,465      16,036      16,036     19,885
Mar-99       17,979      17,495      16,535      16,074      16,074     20,061
Jun-99       17,648      17,161      16,210      15,730      15,730     19,706
Sep-99       17,567      17,072      16,116      15,611      15,611     19,627
Dec-99       17,449      16,946      15,991      15,460      15,460     19,474
Mar-00       17,795      17,268      16,288      15,718      15,750     20,045
Jun-00       18,014      17,485      16,485      15,880      15,895     20,347
Sep-00       18,385      17,814      16,789      16,142      16,175     20,840

                      FOR PERIOD ENDING SEPTEMBER 30, 2000

                           AVERAGE ANNUAL TOTAL RETURN

                                                                      From
                                   1 Year      5 Year     10 Year   Inception
                                   -------     -------    -------   ---------
Institutional Class                 4.66%       4.49%      6.04%      6.16%
Service Class                       4.35%       4.18%      5.73%      5.84%
Investor A Class (Load Adjusted)    0.01%       3.16%      5.12%      5.32%
Investor A Class (NAV)              4.17%       4.01%      5.55%      5.66%
Investor B Class (Load Adjusted)   (1.10)%      2.88%      3.69%      4.87%
Investor B Class (NAV)              3.40%       3.23%      4.76%      4.87%
Investor C Class (Load Adjusted)    2.61%       3.27%      4.78%      4.89%
Investor C Class (NAV)              3.61%       3.27%      4.78%      4.89%

* IN CONNECTION WITH THE CONVERSION OF VARIOUS COMMON TRUST FUNDS MAINTAINED BY PNC BANK AND PNC BANK, DELAWARE ("PNC-DE"), AN AFFILIATE OF PNC BANK, INTO THE FUND BETWEEN MAY 1 AND MAY 15, 1998 (THE "CTF CONVERSION"), THE KENTUCKY TAX-FREE INCOME PORTFOLIO WAS ESTABLISHED TO RECEIVE THE ASSETS OF THE KY TAX-FREE INCOME FUND OF PNC BANK. PERFORMANCE INFORMATION PRESENTED FOR THIS PORTFOLIO INCLUDES PERFORMANCE FOR THE PREDECESSOR COMMON TRUST FUND WHICH TRANSFERRED ITS ASSETS AND LIABILITIES TO THE RELATED PORTFOLIO PURSUANT TO THE CTF CONVERSION. PERFORMANCE INFORMATION PRESENTED IS BASED UPON THE PERFORMANCE OF THE KY TAX-FREE INCOME FUND FOR PERIODS PRIOR TO THE CTF CONVERSION.

THE INCEPTION DATE OF THE LEHMAN LOCAL G.O. WAS JANUARY 1, 1990. BASED ON THE PERFORMANCE OF THE KY TAX-FREE INCOME FUND, THE PORTFOLIO'S PREDECESSOR COMMON TRUST FUND, THE ANNUAL TOTAL RETURN OF THE KY TAX-FREE INCOME PORTFOLIO FOR THE CALENDAR YEARS 1987, 1988 AND 1989 WAS 0.79%, 2.70% AND 1.66%, RESPECTIVELY. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 8 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                         NOTE ON PERFORMANCE INFORMATION

      The performance information above includes information for each class of each Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class or predecessor classes. If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent Class. In the case of Investor A, Investor B, Investor C and Service Shares, the performance information for periods prior to their introduction dates has not been restated to reflect the shareholder servicing and processing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses.

      Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C Shares), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Investor A Shares of all the portfolios is 4.00%. The maximum contingent deferred sales charge for Investor B Shares and Investor C Shares of all of the Portfolios is 4.50% and 1.00%, respectively.

      The performance information also reflects fee waivers that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios' returns would have been lower if there were not such waivers. BlackRock Advisors, Inc. and the Portfolios' Administrators are under no obligation to waive or continue waiving their fees. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
IMPORTANT TAX INFORMATION FOR SHAREHOLDERS OF THE BLACKROCK TAX-FREE BOND PORTFOLIOS (UNAUDITED)

      During the fiscal year ended September 30, 2000, 100% of the income dividends paid by the Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income, Ohio Tax-Free Income, Delaware Tax-Free Income and Kentucky Tax-Free Income Portfolios were exempt-interest dividends for purposes of federal income taxes and accordingly, were exempt from such taxes. However, the percentage of these dividends which must be included in federal alternative minimum taxable income for purposes of determining any liability for the alternative minimum tax is as follows: Tax-Free Income Portfolio 22%, Pennsylvania Tax-Free Income Portfolio 6 %, New Jersey Tax-Free Income Portfolio 11%, Ohio Tax-Free Income Portfolio 2%, Delaware Tax-Free Income Portfolio 3% and Kentucky Tax-Free Income Portfolio 11%.

      In January 2001, you will be furnished with a schedule showing the annual percentage breakdown by state or U.S. possession of the source of interest earned by each Portfolio in 2000.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS

                            TAX-FREE INCOME PORTFOLIO

                                                          PAR
AS OF SEPTEMBER 30, 2000                    MATURITY      (000)          VALUE
                                            --------     ------         -------
MUNICIPAL BONDS -- 94.9%
ALABAMA -- 2.5%
   Alabama Hsg. Fin. Auth. Sgl. Fam. Mtg
     Rev., Cltrl. Home Mtg. Bd. Prj.,
     Ser. 94B-1
     6.65%                                   10/01/25    $1,100     $ 1,143,373
   Alabama Rev., Priv. Coll. & Tuskegee
     Univ. Prj., Ser. 96A
     5.90%                                   09/01/16     1,000       1,031,130
   Alabama St. Pub. Sch. & Coll.  Auth.
     Cap. Imp. Rev., Ser. 99C
     5.75%                                   07/01/18     3,000       3,065,970
     Courtland Ind. Dev. Rev.,
   Champion Intl. Corp. Prj., Ser. 92
     7.20%                                   12/01/13     1,000       1,043,150
   Courtland Ind. Dev. Solid Waste Disp.
     Rev., Champion Intl. Corp. Prj.,
     Ref. Ser. 99
     6.00%                                   08/01/29     1,500       1,397,190
   Shelby Cnty. Bd. of Ed. Rev., Ser. 95
     5.70%                                   02/01/09       680         708,852
                                                                  -------------
                                                                      8,389,665
                                                                  -------------
ALASKA -- 1.5%
   Alaska Ind. Dev. & Expt. Auth.
     Revolving Fd. Rev., Ser  97A
     6.00%                                  04/01/07      2,500       2,644,225
   Alaska St. Hsg. Fin. Agcy  Rev., Ser. 95A
     5.87%                                  12/01/24      2,500       2,500,500
                                                                  -------------
                                                                      5,144,725
                                                                  -------------
ARIZONA -- 0.5%
   Maricopa Cnty. Cmnty. Coll. Dist. Rev.,
     Prerefunded Ser. 95A
     6.00%                                  07/01/06        325         340,379
   Maricopa Cnty. Cmnty. Coll. Dist. Rev.,
     Unrefunded Ser. 95A
     6.00%                                  07/01/06         15          15,658
   Phoenix G.O., Ser. 92
     6.12%                                  07/01/03      1,030       1,073,981
     6.37%                                  07/01/13        200         208,150
                                                                  -------------
                                                                      1,638,168
                                                                  -------------
CALIFORNIA -- 5.0%
   California St. G.O., Ser. 90
     6.50%                                  11/01/06        340         379,219
   California St. G.O., Ser. 94
     6.20%                                  11/01/02      1,000    1, 1,040,920
   California St. G.O., Ser. 99
     5.87%                                  10/01/20     13,815      14,414,157
   Los Angeles G.O., Ser. 94A
     5.80%                                  09/01/07        340         365,187
   Sacramento Mun. Util. Dist. Elec. Rev.,
     Prerefunded Ser. 92C
     5.75%                                  11/15/09        430         447,110
   Sacramento Mun. Util. Dist. Elec. Rev.,
     Unrefunded Ser. 92C
     5.75%                                  11/15/09         80          83,811
                                                                  -------------
                                                                     16,730,404
                                                                  -------------
COLORADO -- 1.9%
   Arapahoe Cnty. Cap. Imp. Tr. Fd.
     Hwy. Rev., Ser. 86
     7.16%+                                 08/31/04        900         746,847

                                                           PAR
                                            MATURITY      (000)          VALUE
                                            --------      -----         -------
COLORADO (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
   Arapahoe Cnty. Cap. Imp. Tr. Fd.
     Hwy. Rev., Ser. 86E-470
     6.90%**                                08/31/05     $  750    $    842,272
   Denver City & Cnty. Arpt. Rev.,
     Prerefunded Ser. 91D
     7.00%                                  11/15/25        210         215,443
   Denver City & Cnty. Arpt. Rev.,
     Prerefunded Ser. 92C
     6.75%                                  11/15/13         60          63,631
   Denver City & Cnty. Arpt. Rev.,
     Unrefunded Ser. 90A
     8.00%                                  11/15/25      2,745       2,809,755
   Denver City & Cnty. Arpt. Rev.,
     Unrefunded Ser. 91D
     7.00%                                  11/15/25        790         797,134
   Denver City & Cnty. Arpt. Rev.,
     Unrefunded Ser. 92C
     6.75%                                  11/15/13        440         458,735
   Jefferson Cnty. Sch. Dist. G.O.,
     Ser. 92
     6.00%                                  12/15/12        300         312,204
                                                                  -------------
                                                                      6,246,021
                                                                  -------------
DELAWARE -- 0.1%
   Delaware Trans. Auth. Trans.
     Sys. Rev., Ser. 92
     5.62%                                  07/01/05        440        455,611
                                                                  -------------
DISTRICT OF COLUMBIA -- 0.0%
   District of Columbia G.O.,
     Ser. 93A-1
     6.00%                                  06/01/11         50          53,831
                                                                  -------------
FLORIDA -- 7.1%
   Florida Dept. of Trans. G.O.,
     Ser. 91
     6.25%                                  07/01/07        400         409,476
   Florida Hsg. Fin. Corp. Rev.,
     Sunset Place Prj., Ser. 99K-1
     6.10%                                  10/01/29      3,000       2,975,790
   Florida St. Bd. of Ed. Cap.
     Outlay G.O., Ref. Ser. 00D
     5.75%                                  06/01/22      7,800       7,898,514
   Hillsborough Cnty. Ind. Dev. Auth.
     Exempt Fac. Rev., Nat. Gypsum
     Prj., Ser. 00A
     7.12%                                  04/01/30      5,000       4,993,850
   Santa Rosa Bay Bldg. Auth.
     Rev., Ser. 96
     6.25%                                  07/01/28      3,000       2,844,930
   Tampa Hosp. Cap. Imp. Rev.,
     H. Lee Moffitt Prj., Ser. 99A
     5.75%                                  07/01/19      5,000       4,627,700
                                                                  -------------
                                                                     23,750,260
                                                                  -------------
GEORGIA -- 1.6%
   Atlanta Arpt. Fac. Rev., Ser. 94A
     6.50%                                  01/01/10      1,000       1,117,680
   Forsyth Cnty. Sch. Dist. G.O., Ser. 92
     6.70%                                  07/01/12      1,000       1,126,990
   Fulton Cnty. Fac. Corp. COP's,
     Fulton Cnty. Pub. Purp. Prj., Ser. 99
     5.50%                                  11/01/18      1,000         993,170
   Georgia G.O., Ser. 92A
     6.00%                                  03/01/04        340         355,606

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                              STATEMENT OF NET ASSETS
                      TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                           PAR
AS OF SEPTEMBER 30, 2000                    MATURITY      (000)          VALUE
                                            --------     ------         -------
MUNICIPAL BONDS (CONTINUED)
GEORGIA (CONTINUED)
   Georgia Mun. Elec. Auth. Pwr.
     Rev., Ser. 92B
     6.12%                                  01/01/14     $  400    $    413,268
   Georgia Mun. Elec. Auth. Pwr.
     Rev., Ser. 93B
     5.70%                                  01/01/19      1,000       1,008,960
   Gwinnett Cnty. G.O., Ser. 92
     6.00%                                  01/01/10        400         416,896
                                                                  -------------
                                                                      5,432,570
                                                                  -------------
HAWAII -- 2.3%
   Hawaii Dept. of Budget & Fin.
     Rev., Ser. 90C
     7.37%                                  12/01/20      4,000       4,092,440
   Hawaii St. Hbr. Cap. Imp. Rev., Ser. 97
     5.50%                                  07/01/27      3,750       3,578,138
                                                                  -------------
                                                                      7,670,578
                                                                  -------------
ILLINOIS -- 6.3%
   Chicago Wtr. Rev., Ref. Ser. 97
     5.50%                                  11/01/22      9,905       9,669,657
   Chicago Motor Fuel Tax Rev., Ser. 90
     7.00%                                  01/01/05      2,500       2,562,525
   Chicago Pk. Dist. G.O., Ser. 96
     5.50%                                  01/01/16      2,250       2,242,890
   Chicago Res. Mtg. Rev., Ref. Ser. 92B
     7.00%+                                 10/01/09        230         123,142
   Cook Cnty. G.O., Ser. 96
     5.87%                                  11/15/22      2,000       2,138,560
   Illinois G.O., Ser. 94
     5.50%                                  08/01/06        680         706,690
   Illinois Hsg. Dev. Auth. Rev.,
     Multi-Family Prj., Ser. 94-5
     6.65%                                  09/01/14      3,000       3,174,930
   Winnebago & Boone Cnty. G.O.,
     Sch. Dist. No. 205 Prj., Ser. 92C
     5.90%                                  02/01/05        500         522,800
                                                                  -------------
                                                                     21,141,194
                                                                  -------------
INDIANA -- 1.5%
   Indianapolis Ind. Pub. Imp. Rev.,
     Prerefunded Ser. 91C
     6.70%                                  01/01/02      2,000       2,089,720
   Indianapolis Intl. Arpt. Auth. Spec.
     Fac. Rev., Federal Express Corp.
     Prj., Ser. 94
     7.10%                                  01/15/17      2,825       2,952,153
                                                                  -------------
                                                                      5,041,873
                                                                  -------------
KANSAS -- 0.3%
   Johnson Cnty. Intl. Imp. Rev.,
     Prerefunded Ser. 92A
     6.00%                                  09/01/02        165         171,077
   Johnson Cnty. Intl. Imp. Rev.,
     Unrefunded Ser. 92A
     6.00%                                  09/01/07        235         243,218
   Kansas Dept. of Trans. Rev., Ser. 94A
     6.00%                                  09/01/12        400         418,408
                                                                  -------------
                                                                        832,703
                                                                  -------------

                                                           PAR
                                            MATURITY      (000)          VALUE
                                            --------     ------         -------
MUNICIPAL BONDS (CONTINUED)
LOUISIANA -- 0.8%
   Orleans Rev., Levee Dist. Pub.
     Imp. Prj., Ser. 86
     5.96%                                  11/01/15     $2,730    $  2,833,276
                                                                   ------------
MARYLAND -- 0.0%
   Baltimore Port Fac. Rev.,
     E.I. du Pont Co. Prj., Ser. 84A
     6.50%                                  10/01/11        100         104,991
                                                                   ------------
MASSACHUSETTS -- 3.3%
   Massachusetts Bay Trans. Auth.
     Rev., Ser. 95B
     5.37%                                  03/01/20      1,000         974,680
   Massachusetts St. Hlth. & Ed. Fac.
     Auth. Rev., Newton-Wellesley
     Hosp. Prj., Ser. 97G
     6.12%                                  07/01/15      1,000       1,053,450
   Massachusetts St. Wtr. Poll.
     Abatement Tr. Pool Prog.
     Rev., Ser. 99
     5.75%                                  08/01/18      6,865       6,972,506
   Massachusetts St. Wtr. Res.
     Auth. Rev., Ser. 94A
     5.70%                                  08/01/08        680         716,203
   New England Ed. Ln. Mktg. Corp. Rev.,
     Stud. Ln. Redemption Prj., Ser. 93F
     5.62%                                  07/01/04      1,350       1,378,809
                                                                   ------------
                                                                     11,095,648
                                                                   ------------
MICHIGAN -- 0.6%
   Huron Vy. Sch. Dist. G.O., Ser. 96
     5.87%                                  05/01/16      2,000       2,131,520
                                                                   ------------
MISSOURI -- 1.3%
   Lake of The Ozarks Cmnty. Bldg.
     Corp. Sys. Rev., Ser. 98
     5.25%                                  12/01/14      4,915       4,410,279
                                                                   ------------
NEBRASKA -- 0.4%
   Omaha Pub. Pwr. Dist. Elec. Rev.,
     Prerefunded Ser. 92A
     6.30%                                  02/01/02        340         352,702
   Omaha Pub. Pwr. Dist. Elec. Rev.,
     Unrefunded Ser. 92B
     6.15%                                  02/01/12      1,000       1,088,500
                                                                   ------------
                                                                      1,441,202
                                                                   ------------
NEW JERSEY -- 5.4%
   New Jersey Econ. Dev. Auth. Mkt.
     Transition Fac. Rev., Ser. 94A
     5.80%                                  07/01/08        495         522,289
   New Jersey St. Tpke. Auth. Rev.,
     Ser. 00A
     5.75%                                  01/01/16      4,000       4,115,080
   New Jersey St. Trans. Tr. Fd. Auth.
     Trans. Sys. Rev., Ser. 00A
     6.00%                                  06/15/19     10,000      10,409,100
   Port Auth. New York & New Jersey
     Spec. Oblig. Rev., JFK Intl. Arpt.
     Term. Prj., Ser. 97-6
     6.25%                                  12/01/09      2,680       2,956,683
                                                                   ------------
                                                                     18,003,152
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                           PAR
AS OF SEPTEMBER 30, 2000                    MATURITY      (000)          VALUE
                                            --------     ------         -------

MUNICIPAL BONDS (CONTINUED)
NEW MEXICO -- 0.5%
   Los Alamos Cnty. Util. Sys. Rev.,
     Ser. 94A
     5.80%                                  07/01/06     $1,500   $   1,578,990
                                                                  -------------
NEW YORK -- 5.8%
   New York City G.O., Prerefunded
     Ser. 95B
     6.37%                                  08/15/09        805         874,133
   New York City G.O., Prerefunded
     Ser. 95E
     6.50%                                  08/01/02        285         295,517
   New York City G.O., Ser. 95A
     6.00%                                  08/01/05      1,000       1,055,900
   New York City G.O., Ser. 96A
     6.00%                                  08/01/05      2,000       2,111,800
   New York City G.O.,
     Unrefunded Ser. 95B
     6.37%                                  08/15/09      3,035       3,247,693
   New York City G.O.,
     Unrefunded Ser. 95E
     6.50%                                  08/01/02        715         739,096
   New York City Ind. Dev. Agcy.
     Rev., Term. One Grp. Assoc.
     Prj., Ser. 94
     6.00%                                  01/01/08        360         374,706
     6.00%                                  01/01/19        500         501,280
   New York St. Dorm. Auth. Rev.,
     St. Joseph's Hosp. Prj., Ser. 97
     5.25%                                  07/01/18      3,000       2,853,480
   New York St. Hsg. Fin.
     Agcy. Rev., Ser. 96A
     6.37%                                  11/01/04      4,000       4,221,400
   New York St. Loc. Govt.
     Assistance Corp. Rev., Ser. 95A
     5.70%                                  04/01/08        340         361,706
   New York St. Urban Dev. Corr.
     Fac. Rev., Ser. 93
     5.62%                                  01/01/07      2,750       2,848,725
                                                                   ------------
                                                                     19,485,436
                                                                   ------------
NORTH CAROLINA -- 0.8%
   Eastern Mun. Pwr. Agcy. Sys.
     Rev., Ser. 93C
     5.25%                                  01/01/04      1,000       1,015,980
     5.37%                                  01/01/05      1,250       1,277,675
   North Carolina Mun. Pwr. Agcy.
     Rev., Catawba Elec. Prj.,
     Ser. 92A
     6.00%                                  01/01/10        300         322,647
                                                                   ------------
                                                                      2,616,302
                                                                   ------------
OHIO -- 0.4%
   Cleveland-Cuyahoga Cnty.
     Port Auth. Rev., Ser. 97
     6.00%                                  03/01/07        725         717,757
   Columbus Refuse Coal Fired
     Plant 5-E-L G.O., Ser. 91
     6.62%                                  09/15/01         35          35,735
   Ohio Wtr. Dev. Auth. Rev.,
     Clean Wtr. Prj., Ser. 92
     5.65%                                  12/01/05        300         311,883

                                                           PAR
                                            MATURITY      (000)          VALUE
                                            --------     ------         -------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Olentangy Loc. Sch. Dist. G.O.,
     Ser. 95A
     5.85%                                  12/01/07     $  340    $    362,457
                                                                   ------------
                                                                      1,427,832
                                                                   ------------
OKLAHOMA -- 0.3%
   Grand River Dam Auth. Rev., Ser. 93
     8.00%                                  06/01/02      1,000       1,054,740
                                                                   ------------
OREGON -- 2.1%
   Klamath Falls Elec. Sr. Lien Rev.,
     Klamath Cogen Prj., Ref. Ser. 99
     6.00%                                  01/01/25      7,500       6,717,750
   Portland Swr. Sys. Rev., Ser. 92A
     6.00%                                  10/01/12        300         314,148
                                                                   ------------
                                                                      7,031,898
                                                                   ------------
PENNSYLVANIA -- 10.4%
   Beaver Cnty. G.O., Ser. 96A
     5.75%                                  10/01/15      1,000       1,055,880
   Beaver Cnty. Ind. Dev. Auth. Poll. Ctrl.
     Rev., St. Joe Minerals Corp. Prj.,
     Ser. 77
     6.00%                                  05/01/07      2,425       2,429,365
   Dauphin Cnty. Gen. Auth. Rev.,
     Hotel & Conf. Ctr. Hyatt
     Regency Prj., Ser. 98
     6.20%                                  01/01/19      5,000       4,658,850
     6.20%                                  01/01/29      1,500       1,368,300
   Delaware Cnty. Auth. Rev.,
     Mercy Hlth. Corp. Prj., Ser. 96
     5.75%                                  12/15/20      2,400       2,431,368
   Lehigh Cnty. Gen. Purp. Auth.
     Rev., Kidspeace Oblig. Prj., Ser. 98
     6.00%                                  11/01/23      4,000       3,931,160
   Pennsylvania Con. Ctr. Auth.
     Rev., Ser. 94A
     6.60%                                  09/01/09      4,250       4,586,898
   Pennsylvania St. Hgr. Ed. Fac.
     Auth. Hlth. Svcs. Rev.,
     Univ. of Pennsylvania Hlth.
     Svcs. Prj., Ser. 96A
     5.87%                                  01/01/15      3,450       3,309,965
     5.75%                                  01/01/17      3,535       3,321,592
   Philadelphia Ind. Dev. Auth.
     Arpt. Fac. Rev., Aero
     Philadelphia LLC Prj., Ser. 99
     5.25%                                  01/01/09      1,190       1,117,779
   Philadelphia Ind. Dev. Auth.
     Rev., PGH Dev. Corp. Prj., Ser. 93
     5.25%                                  07/01/17      1,935       1,825,731
   Philadelphia Mun. Auth. Rev.,
     Ref. Ser. 93D
     6.12%                                  07/15/08      1,000       1,059,080
   Philadelphia Sch. Dist. Unltd.
     Tax G.O., Ser. 99C
     5.75%                                  03/01/29      4,000       4,025,760
                                                                   ------------
                                                                     35,121,728
                                                                   ------------
PUERTO RICO -- 0.3%
   Puerto Rico Elec. Pwr. Auth.
     Rev., Ser. 94S
     7.00%                                  07/01/06      1,000       1,118,740
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                           PAR
AS OF SEPTEMBER 30, 2000                    MATURITY      (000)          VALUE
                                            --------     ------         -------
MUNICIPAL BONDS (CONTINUED)
RHODE ISLAND -- 0.9%
   Rhode Island Depositors Econ.
     Protection Corp. Spec. Oblig.
     Rev., Prerefunded Ser. 93
     5.62%                                  08/01/09     $  190    $    199,758
   Rhode Island Depositors Econ.
     Protection Corp. Spec. Oblig.
     Rev., Unrefunded Ser. 93
     5.62%                                  08/01/09        810         843,356
   Rhode Island St. Hlth. & Ed. Bldg.
     Corp. Rev., Hosp. Fin. Lifespan
     Oblig. Grp. Prj., Ser. 96
     5.50%                                  05/15/16      2,000       1,983,340
                                                                   ------------
                                                                      3,026,454
                                                                   ------------
SOUTH CAROLINA -- 0.3%
   Piedmont Mun. Pwr. Agcy.
     Elec. Rev., Ser. 85B
     6.25%                                  01/01/18        500         510,605
   South Carolina Pub. Svcs. Auth. Rev.,
     Santee Cooper Prj., Ser. 91D
     6.50%                                  07/01/14        100         105,243
   Spartanburg Wtr. Rev.,
     Prerefunded Ser. 92
     6.20%                                  06/01/09         15          15,554
   Spartanburg Wtr. Rev.,
     Unrefunded Ser. 92
     6.20%                                  06/01/09        285         294,037
                                                                   ------------
                                                                        925,439
                                                                   ------------
SOUTH DAKOTA -- 0.2%
   South Dakota St. Lease Rev.,
     Trans. Cert. Prj., Ser. 93A
     6.37%                                  09/01/05        500         535,850
                                                                   ------------
TENNESSEE -- 0.6%
   Maury Cnty. Ind. Dev. Poll. Ctrl. Rev.,
     Saturn Corp. Prj., Ser. 94
     6.50%**                                09/01/24      1,800       1,851,282
                                                                   ------------
TEXAS -- 19.5%
   Brazos River Auth. Cltrl. Poll.
     Ctrl. Rev., Texas Util. Elec. Co. Prj.,
     Ser. 95C
     5.55%                                  06/01/30      5,000       4,452,300
   Dallas Cnty. Util. & Cap. Apprec.
     Rev., Ref. Ser. 99A
     6.19%+                                 02/15/21     17,225       5,104,629
     6.21%+                                 02/15/22     18,405       5,116,590
   Dallas Ind. Dev. Corp. Rev.,
     CR/PL, Inc. Prj., Ser. 87
     7.50%                                  08/01/17      2,200       2,301,244
   Dallas-Fort Worth Intl. Arpt.
     Fac. Imp. Corp. Rev., Ser. 99
     6.37%                                  05/01/35      5,000       4,834,100
   Guadalupe-Blanco River Auth.
     Swr. & Solid Waste Disp. Fac. Rev.,
     E.I. du Pont de Nemours & Co. Prj.,
     Ser. 99
     5.50%                                  05/01/29      6,000       5,623,080
   Matagorda Cnty. Nav. Dist.
     No. 1 Rev., Reliant Energy Prj.,
     Ser. 99B
     5.95%                                  05/01/30     15,000      13,585,168

                                                           PAR
                                            MATURITY      (000)          VALUE
                                            --------     ------         -------
MUNICIPAL BONDS (CONTINUED)
TEXAS (CONTINUED)
   Sabine River Auth. Poll. Ctrl. Rev.,
     Texas Util. Elec. Prj., Ser. 90B
     8.25%                                  10/01/20     $2,500    $  2,550,000
   San Antonio Arpt. Rev., Ser. 91
     7.12%                                  07/01/07      2,000       2,165,960
     7.12%                                  07/01/08      2,645       2,859,483
   Spring Branch Sch. Dist. G.O., Ser. 95
     5.95%                                  02/01/12      2,245       2,314,528
   Texas Wtr. Dev. Rev.,
     St. Revolving Fd. Prj., Ser. 92
     6.20%                                  07/15/05        680         711,477
   Texas Wtr. Fin. Assist. G.O.,
     Ref. Ser. 00
     5.75%                                  08/01/22      3,445       3,460,089
   Travis Cnty. Hlth. Fac. Dev. Corp. Rev.,
     Ascension Hlth. Credit Prj., Ser. 99A
     5.87%                                  11/15/24     10,000      10,056,000
   Univ. of Texas Rev.,
     Prerefunded Ser. 91A
     7.00%                                  08/15/07        160         166,629
   Univ. of Texas Rev.,
     Unrefunded Ser. 91A
     7.00%                                  08/15/07        340         353,314
                                                                   ------------
                                                                     65,654,591
                                                                   ------------
UTAH -- 0.1%
   Jordan Sch. Dist. G.O., Ser. 93
     6.05%                                  06/15/03        340         352,430
   Salt Lake City Hosp. Rev., Ser. 88A
     8.12%                                  05/15/15        100         124,320
                                                                   ------------
                                                                        476,750
                                                                   ------------
VERMONT -- 0.3%
   Vermont St. G.O., Ser. 94A
     6.00%                                  01/15/03      1,000       1,032,310
                                                                   ------------
VIRGIN ISLANDS -- 1.1%
   Virgin Islands Pub. Fin. Auth.
     Rev., Gross Receipts
     Tax Ln. Notes, Ser. 99A
     6.12%                                  10/01/29      3,500       3,557,330
                                                                   ------------
VIRGINIA -- 1.3%
   Hampton G.O., Ser. 95
     6.00%                                  01/15/08        400         428,572
   Pocahontas Pkwy. Toll Rd. Rev.,
     Ser. 98B
     5.85%+                                 08/15/23     15,300       3,002,778
   Virginia Hsg. Dev. Auth. Rev.,
     Multi-Family Prj., Ser. 95C
     6.70%                                  11/01/15      1,000       1,063,370
                                                                   ------------
                                                                      4,494,720
                                                                   ------------
WASHINGTON -- 6.9%
   Pierce Cnty. G.O., Sch. Dist. No. 416
     White River Prj., Ser. 00
     6.00%                                  12/01/13      5,345       5,709,155
   Washington St. G.O., Ser. 00B
     6.00%                                  01/01/25     14,000      14,357,700
   Washington St. Pub. Pwr. Sply.
     Sys. Rev., Nuclear Prj. No. 3,
     Ser. 96A
     6.00%                                  07/01/06      3,000       3,175,470
                                                                   ------------
                                                                     23,242,325
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      TAX-FREE INCOME PORTFOLIO (CONCLUDED)

                                                           PAR
AS OF SEPTEMBER 30, 2000                    MATURITY      (000)          VALUE
                                            --------     ------         -------
MUNICIPAL BONDS (CONTINUED)
WISCONSIN -- 0.7%
   Milwaukee Met. Swr. Dist. G.O.,
     Ser. 92A
     6.12%                                  10/01/03     $  250    $    261,395
   Wisconsin St. Trans. Rev.,
     Prerefunded Ser. 92A
     5.50%                                  07/01/02        495         502,336
   Wisconsin St. Trans. Rev.,
     Unrefunded Ser. 92A
     5.50%                                  07/01/05      1,505       1,527,304
                                                                   ------------
                                                                      2,291,035
                                                                   ------------
TOTAL MUNICIPAL BONDS
  (Cost $317,121,944)                                                19,071,423
                                                                   ------------
CUMULATIVE PREFERRED STOCK -- 4.7%
   Charter Mac Equity Issue Tr. 144A
     6.62%                                  06/30/09      3,000       2,900,670
     7.60%                                  11/30/10      9,000       8,972,280
   MuniMae TE Bond Subs., LLC 144A
     6.87%                                  06/30/09      4,000       3,932,640
                                                                   ------------
TOTAL CUMULATIVE PREFERRED STOCK
  (Cost $15,982,359)                                                 15,805,590
                                                                   ------------
                                                      SHARES
                                                    ----------
Short Term Investments -- 0.6%
  Smith Barney Tax-Free Money
    Market Fund
  (Cost $2,063,785)                                  2,063,785        2,063,785
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $335,168,088*)                                   100.2%     336,940,798

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                            (0.2%)       (691,056)
                                                       --------    ------------
NET ASSETS
  (Applicable to 29,137,494
  Institutional shares, 489,472
  Service shares, 801,097
  Investor A shares, 249,267
  Investor B shares and 103,304
  Investor C shares outstanding)                          100.0%   $336,249,742
                                                          =====    ============

                                                                       VALUE
                                                                   -------------
NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($332,398,523 (divide by) 30,428,063)                                $10.92
                                                                       ======
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                                    $10.92
                                                                       ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($10.92 (divide by) 0.960)                                           $11.38
                                                                       ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR B SHARE
  ($2,722,565 (divide by) 249,267)                                     $10.92
                                                                       ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 1.0%)
  PER INVESTOR C SHARE
  ($1,128,654 (divide by) 103,304)                                     $10.93
                                                                       ======

----------------------------
     * Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                $ 8,106,709
      Gross unrealized depreciation                 (6,333,999)
                                                   -----------
                                                   $ 1,772,710
                                                   ===========

**  Rates shown are the rates as of September 30, 2000.
+   The rate shown is the effective yield on the zero coupon bonds.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS

                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

                                                           PAR
AS OF SEPTEMBER 30, 2000                    MATURITY      (000)          VALUE
                                            --------     ------         -------
MUNICIPAL BONDS -- 97.3%
PENNSYLVANIA -- 94.3%
   Allegheny Cnty. G.O., Ser. 90C
     7.00%                                  12/01/00     $1,000    $  1,004,000
   Allegheny Cnty. Hosp. Dev. Auth.
     Rev., Hlth. Ctr. Univ. of Pittsburgh
     Med. Ctr. Prj. Ser. 97B
     6.00%                                  07/01/25      7,000       7,285,460
   Allegheny Cnty. Hosp. Dev.
     Auth. Rev., Mercy Hosp. of
     Pittsburgh Prj., Ser. 91
     6.75%                                  04/01/01      1,000       1,031,120
   Allegheny Cnty. Hosp. Dev.
     Auth. Rev., Ser. 95A
     6.00%                                  09/01/10      5,000       5,084,350
     6.20%                                  09/01/15      1,000       1,080,940
   Allegheny Cnty. Hosp. Dev.
     Auth. Rev., Univ. of Pittsburgh
     Med. Ctr. Prj., Ser. 95
     5.35%                                  12/01/17     10,000       9,715,100
   Allegheny Cnty. Res. Fin. Auth.
     Mtg. Rev., Sgl. Fam. Mtg. Prj.,
     Ser. 94Y
     6.25%                                  05/01/17        230         238,075
   Allegheny Cnty. Sanit. Auth.
     Rev., Ser. 97
     5.37%                                  12/01/24     22,500      21,687,975
   Allentown Pkg. Auth. Pkg. Gtd.
     Rev., Ser. 91
     6.62%                                  11/15/01        750         768,067
   Armstrong Cnty. Hosp. Auth. Hlth.
     Ctr. Rev., Canterbury Pl. Prj., Ser. 91
     6.50%                                  12/01/01        650         665,353
   Armstrong Cnty. Hosp. Auth. Rev.,
     St. Francis Med. Ctr. Prj., Ser. 92A
     6.10%                                  06/01/02      1,000       1,024,260
   Baldwin & Whitehall Sch. Dist. Rev.,
     Ser. 92A
     6.60%                                  08/15/02      1,000       1,037,620
   Bangor Area Sch. Dist. G.O.,
     Ser. 94
     6.30%                                  03/01/04      1,655       1,679,511
   Beaver Cnty. Hosp. Auth. Rev.,
     Med. Ctr. Beaver Pennsylvania,
     Inc. Prj., Ser. 92A
     6.60%                                  07/01/04      2,000       2,107,480
     6.25%                                  07/01/11      1,000       1,047,940
   Beaver Cnty. Hosp. Auth. Rev.,
     Ser. 96A
     5.80%                                  10/01/06      5,830       6,170,822
   Bensalem Twp. Wtr. & Swr.
     Auth. Rev., Ser. 93A
     6.50%                                  12/01/14      1,000       1,027,030
   Berks Cnty. G.O., Ser. 92
     6.30%                                  11/10/20      2,000       2,073,460
   Berks Cnty. Mun. Auth.
     Coll. Rev., Ser. 90
     7.30%                                  12/01/00      1,000       1,004,470
   Berks Cnty. Unltd. Tax G.O.,
     Ser. 98
     5.37%                                  11/15/28      6,685       6,354,962
   Bethlehem Wtr. Auth. Rev., Ser. 92
     6.25%                                  11/15/01        750         765,045
     6.35%                                  11/15/01      1,000       1,021,130
   Bethlehem Wtr. Auth. Rev., Ser. 92A
     6.10%                                  11/15/02        500         516,235

                                                           PAR
                                            MATURITY      (000)          VALUE
                                            --------     ------         -------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Bradford Area Sch. Dist. G.O., Ser. 95
     5.80%                                  10/01/05     $1,465    $  1,541,283
   Bristol Twp. Swr. Auth. Rev., Ser. 84
    10.00%                                  04/01/02        440         463,597
   Bucks Cnty. Cmnty. Coll.
     Bldg. Auth. Coll. Rev., Ser. 92
     6.20%                                  06/15/02      1,000       1,027,070
   Bucks Cnty. Unltd. Tax G.O., Ser. 95
     5.87%                                  05/01/05      1,575       1,652,301
   Cambria & Blair Cntys. Rev.
     Bldg. Auth. Prj., Ser. 77
     6.37%                                  02/01/07      1,380       1,455,486
   Cambria Twp. Wtr. Auth. Ind. Rev.,
     Ser. 93A
     6.00%                                  12/01/02      1,000       1,001,810
   Central Bucks Sch. Dist.
     G.O., Ser. 91
     6.75%                                  02/01/05      1,000       1,007,170
     6.90%                                  02/01/08        750         755,610
   Central Bucks Sch. Dist.
     G.O., Ser. 94A
     6.45%                                  11/15/04      1,000       1,067,400
   Central Bucks Sch. Dist.
     Unltd. Tax G.O., Ser. 94A
     6.70%                                  11/15/09        500         538,335
   Central Dauphin Sch. Dist.
     G.O., Ser. 91
     6.00%                                  06/01/01      1,500       1,515,750
   Chester Cnty. Unltd. Tax G.O., Ser. 91
     6.60%                                  08/01/01      1,000       1,017,530
     7.00%                                  08/01/01        750         766,297
     6.70%                                  12/15/04        385         391,907
   Coatesville Sch. Dist. G.O., Ser. 91
     7.12%                                   11/01/00       150         150,297
     7.25%                                   11/01/00       750         751,552
     6.70%                                   03/01/01     1,000       1,010,240
   Conestoga Vy. Sch. Dist. G.O.,
     Ser. 91B
     7.00%                                   05/01/01       750         761,130
     7.10%                                   05/01/01       750         761,550
   Council Rock Sch. Dist. G.O., Ser. 91
     6.60%                                   03/01/01     1,000       1,008,190
   Council Rock Sch. Dist. Rev., Ser. 78
     6.62%                                   09/01/01     1,325       1,350,904
   Crawford Central Sch.
     Dist. G.O., Ser. 95
     7.00%                                   02/15/05     1,765       1,927,715
   Crawford Central Sch. Dist.
     Unltd. Tax G.O., Ser. 95
     5.75%                                   02/15/11     1,585       1,654,946
   Cumberland Cnty. Mun. Auth.
     Coll. Rev., Messiah Coll. Prj.,
     Ser. 95
     5.12%                                   10/01/15     2,000       1,941,960
   Dauphin Cnty. Gen. Auth.
     Hosp. Rev., Hapsco Western
     Pennsylvania Hosp. Prj., Ser. 92
     6.25%                                   07/01/16     1,000       1,033,470
   Dauphin Cnty. Gen. Auth. Rev.,
     Harrisburg Intl. Arpt. Prj., Ser. 91
     7.12%                                   06/01/01       750         763,057

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                           PAR
AS OF SEPTEMBER 30, 2000                    MATURITY      (000)          VALUE
                                            --------     ------         -------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Dauphin Cnty. Gen. Auth. Rev.,
     Hotel & Conf. Ctr. Hyatt Regency
     Prj., Ser. 98
     6.20%                                   01/01/19   $11,975    $ 11,157,946
     6.20%                                   01/01/29     8,600       7,844,920
   Dauphin Cnty. Gen. Auth. Rev.,
     Sch. Dist. Pooled Fin. Prj., Ser. 86
     5.50%                                   06/01/07       550         570,097
     6.85%                                   06/01/09     2,300       2,379,672
   Dauphin Cnty. Gen. Auth. Rev., Ser. 86
     6.80%**                                 12/01/00     1,305       1,349,174
     6.71%**                                 06/01/05     1,325       1,368,804
     6.80%**                                 06/01/07     1,000       1,109,750
     5.60%**                                 06/02/08       525         546,499
     5.70%**                                 06/01/09       660         684,116
   Dauphin Cnty. Pinnacle Gen.
     Auth. Hlth. Sys. Rev., Ser. 97
     5.50%                                   05/15/17     3,500       3,458,525
   Deer Lakes Sch. Dist. Unltd. Tax G.O.,
     Ser. 95
     6.35%                                   01/15/14     1,000       1,088,130
     6.45%                                   01/15/19     1,300       1,434,771
   Delaware Cnty. Auth. Coll. Rev.,
     Haverford Coll. Prj., Ser. 90
     7.00%                                   11/15/00       600         613,662
     7.25%                                   11/15/00     1,000       1,023,050
   Delaware Cnty. Auth. Coll. Rev.,
     Haverford Coll. Prj., Ser. 00
     5.75%                                   11/15/25     6,795       6,822,180
   Delaware Cnty. Auth. Hosp.
     Rev., Ser. 95
     5.50%                                   08/15/15     6,480       6,486,869
   Delaware Cnty. Auth. Rev.,
     Mercy Hlth. Corp. Prj., Ser. 96
     5.75%                                   12/15/20     3,735       3,783,816
   Delaware Cnty. Ind. Dev. Auth. Rev.,
     Ser. 99
     6.00%                                   06/01/29     3,400       3,469,598
   Delaware Cnty. Ind. Dev. Auth. Rev.,
     Wtr. Co. Fac. Philadelphia
     Suburban Wtr. Prj., Ser. 92
     6.50%                                   06/01/10     1,000       1,047,490
   Delaware Cnty. Mem. Hosp.
     Auth. Rev.,  Ser. 95
     5.50%                                   08/15/19     3,000       2,934,360
   Delaware Cnty. Rev., Prerefunded Ser. 95
     5.50%                                   10/01/15     1,075       1,114,313
   Delaware River Port Auth.
     Pennsylvania & New Jersey Rev.,
     Port Dist. Prj., Ser. 99B
     5.70%                                   01/01/22     9,600       9,715,968
   Delaware River Port Auth.
     Pennslyvania & New Jersey Rev.,
     Ser. 99
     5.75%                                   01/01/16     8,000       8,265,520
   Delaware River Port Auth.
     Pennsylvania &
     New Jersey Rev., Ser. 99
     9.62%**                                 01/01/22    10,000      10,557,700
   Delaware Vy. Regl. Fin. Auth.
     Loc. Govt. Rev., Ser. 96A
     5.90%                                   04/15/16     2,540       2,607,285
   Delaware Vy. Regl. Fin. Auth.
     Loc. Govt. Rev., Ser. 97B
     5.60%                                   07/01/17     2,000       2,030,280

                                                           PAR
                                            MATURITY      (000)          VALUE
                                            --------     ------         -------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Delaware Vy. Regl. Fin. Auth.
     Loc. Govt. Rev., Ser. 98A
     5.50%                                   08/01/28    $19,050    $18,728,626
   Derry Area Sch. Dist. G.O., Ser. 92A
     6.60%                                   09/01/10       750         776,235
   Dover Area Sch. Dist. G.O., Ser. 96
     5.75%                                   04/01/12     2,445       2,522,629
   Downingtown G.O., Ser. 91
     6.70%                                   01/15/02       750         770,527
   East Whiteland-Tredyffrin Joint
     Trans. Auth. Rev.,
     Hwy. Imp. Prj., Ser. 94
     6.30%                                   01/01/16       775         789,190
   Ephrata Sch. Dist. G.O., Ser. 91A
     6.80%                                   04/15/01       750         759,517
   Erie Cnty. Prison Auth. Lease Rev.,
     Ser. 91
     6.35%                                   11/01/00     2,500       2,503,525
     6.45%                                   11/01/01     1,000       1,021,780
     6.25%                                   11/01/11     3,225       3,288,532
   Erie Swr. Auth. Rev., Ser. 97
     5.62%                                   06/01/17     2,800       2,941,512
   Fairview Sch. Dist. G.O., Ser. 95
     6.00%                                   02/15/05     1,000       1,053,910
   Falls Twp. G.O., Ser. 90
     6.90%                                   12/15/00     1,000       1,004,830
   Forest Hills G.O., Ser. 92
     6.45%                                   05/01/09       750         770,812
   Fox Chapel Area Sch. Dist. G.O.,
     Ser. 92A
     6.30%                                   02/15/02     2,000       2,046,440
   Governor Mifflin Sch. Dist. G.O.,
     Ser. 92
     6.30%                                   02/01/02     1,000       1,023,210
   Greater Johnstown Wtr.
     Auth. Rev., Ser. 92
     6.10%                                   01/01/04       685         703,454
   Greene Cnty. Gen. Fac.
     Auth. Rev., Ser. 91A
     7.00%                                   07/01/01     3,325       3,451,483
   Greensburg Salem Sch.
     Dist. G.O., Ser. 92
     6.45%                                   09/15/18     1,000       1,028,980
   Hampton Twp. Sch. Dist.
     G.O., Ser. 91A
     6.95%                                   02/15/01     1,000       1,009,170
   Harrisburg  Auth. Wtr. Rev., Ser. 91
     7.00%                                   07/15/01     1,000       1,020,030
   Harrisburg  Auth. Wtr. Rev., Ser. 92
     6.55%                                   08/15/02     1,600       1,658,768
   Harrisburg Pkg. Auth. Rev., Ser. 86B
     7.40%                                   11/15/00       500         501,660
   Hatboro Sch. Dist. G.O., Ser. 91A
     6.65%                                   04/01/07     1,000       1,010,430
     6.70%                                   04/01/08     1,000       1,010,420
   Hempfield Sch. Dist. Rev., Ser. 91
     6.00%                                   09/15/01       650         659,529
   Hempfield Twp. Mun. Auth.
     Gtd. Swr. Rev., Westmoreland
     Cnty. Prj., Ser. 91
     6.50%                                   09/01/02     1,000       1,036,690

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                           PAR
AS OF SEPTEMBER 30, 2000                    MATURITY      (000)          VALUE
                                            --------     ------         -------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Indiana Cnty. Ind. Dev. Auth.
     Poll. Ctrl. Rev., New York
     St. Elec. & Gas Corp. Prj., Ser. 95A
     6.00%                                   06/01/06    $1,000     $ 1,064,370
   Jeannette Sch. Dist. G.O., Ser. 91
     6.65%                                   06/15/11       750         761,655
   Jefferson Cnty. Mun. Auth.
     Rev., Ser. 92
     6.50%                                   06/01/06     1,515       1,573,706
   Lancaster Cnty. Hosp. Auth.
     Rev., Hlth. Ctr. Masonic
     Homes Prj., Ser. 94
     5.30%                                   11/15/08       500         493,815
   Lancaster Swr. Auth. Sply.
     Spec. Oblig. Rev., Ser. 98
     5.25%                                   04/01/21     8,480       7,967,554
   Langhorne Manor Boro Hgr.
     Ed. & Hlth. Auth. Rev., Ser. 92
     6.15%                                   11/15/02       510         527,177
     6.30%                                   11/15/03       740         765,323
     6.50%                                   11/15/14     1,500       1,551,195
   Langhorne Manor Boro Hgr.
     Ed. & Hlth. Auth. Rev., Ser. 94
     6.90%                                   11/15/14     1,000       1,086,030
   Lebanon Cnty. Hosp. Auth. Rev.,
     Good Samaritan Hosp. Prj., Ser. 93
     5.55%                                   11/15/04       355         350,875
     5.65%                                   11/15/05       760         749,033
   Lehigh Cnty. Gen. Purp. Auth. Rev.,
     Kidspeace Oblig. Prj., Ser. 98
     5.70%                                   11/01/09     3,000       3,023,100
     6.00%                                   11/01/18     2,000       1,997,700
     6.00%                                   11/01/23     3,000       2,948,370
   Lehigh Cnty. Gen. Purp. Auth. Rev.,
     Ser. 90A
     7.00%                                   07/01/08     1,500       1,538,955
   Lehigh Cnty. Gen. Purp.
     Auth. Rev., St. Lukes Hosp.
     Bethlehem Prj., Ser. 93
     6.00%                                   11/15/02     1,750       1,800,137
   Ligonier Vy. Sch. Dist. Unltd.
     Tax G.O., Ser. 94
     5.65%                                   03/01/14     2,000       2,066,740
   Lower Providence Twp. Swr.
     Auth. Rev., Ser. 92
     6.62%                                   05/01/02     1,000       1,031,610
   Luzerne Cnty. Flood Prot.
     Auth. Gtd. Rev., Ser. 96
     5.60%                                   07/15/21     4,720       4,939,763
   Lycoming Cnty. Auth. Coll.
     Rev., Pennsylvania Coll.
     Tech. Prj., Ser. 90
     6.80%                                   11/01/00     1,000       1,001,770
   Lycoming Cnty. Auth. Hosp. Rev.,
     Divine Providence
     Hosp. Prj., Ser. 95
     5.37%                                   11/15/10     6,480       6,631,373
   Lycoming Cnty. G.O., Ser. 91A
     6.85%                                   08/15/01     1,000       1,020,900
   Manheim Central Sch. Dist.
     G.O., Ser. 91
     6.70%                                   03/01/04     1,000       1,008,470
   McKeesport Area Sch. Dist.
     G.O., Ser. 96A
     5.75%                                   10/01/06     1,750       1,847,790

                                                           PAR
                                            MATURITY      (000)          VALUE
                                            --------     ------         -------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Media Boro Gtd. Wtr. Rev.,
     Ser. 92
     6.55%                                   01/01/17    $  500     $   518,390
   Methacton Sch. Dist. Auth. Rev.,
     Ser. 78
     6.50%                                   10/01/06       475         518,681
   Middletown Twp. Swr. Auth. Rev.,
     Ser. 68
     5.62%                                   05/01/01        10          10,017
   Montgomery Cnty. Hgr. Ed. &
     Hlth. Auth. Coll. Rev.,
     Beaver Coll. Prj., Ser. 96
     5.75%                                   04/01/12     1,690       1,760,879
   Montgomery Cnty. Hgr. Ed. &
     Hlth. Auth. Coll. Rev., Cnty.
     Cmnty. Coll. Prj., Ser. 90
     7.00%                                   11/01/00       500         500,925
   Montgomery Cnty. Hgr. Ed. &
     Hlth. Auth. Hosp. Rev.,
     Kiddler Mld-Abington Mem.
     Hosp. Prj., Ser. 91A
     6.66%**                                 07/05/11     2,400       2,483,616
   Montgomery Cnty. Hgr. Ed. &
     Hlth. Auth. Rev., Holy Redeemer
     Hosp. Prj., Ser. 97A
     5.25%                                   10/01/27     9,000       8,271,540
   Montgomery Cnty. Hgr. Ed. &
     Hlth. Auth. Rev., Pottstown Hlth.
     Care Corp. Prj., Ser. 98
     5.00%                                   01/01/16     6,235       5,878,732
   Montgomery Cnty. Hgr. Ed. & Hlth.
     Auth. Rev., St. Josephs Univ. Prj.,
     Ser. 92
     6.50%                                   12/15/12       750         790,545
   Montgomery Cnty. Hosp. Auth. Rev.,
     Suburban Gen. Hosp. Prj., Ser. 76
     7.75%                                   05/01/02        30          30,989
   Montgomery Cnty. Ind. Dev.
     Auth. Rev., Poll. Ctrl. Prj., Ser. 91B
     6.70%                                   12/01/21     1,000       1,041,970
   New Garden Twp. Swr. Auth.
     Rev., Ser. 91
     7.00%                                   03/01/15       420         424,334
   Norristown G.O., Ser. 90
     6.90%                                   11/15/00     1,000       1,002,760
     7.05%                                   11/15/00     1,250       1,253,662
   North Huntingdon Twp. G.O., Ser. 91
     6.65%                                   04/01/04     1,635       1,651,415
   Northampton Cnty. Hgr. Ed.
     Auth. Rev., Lehigh Univ. Prj.,
     Ser. 91
     7.00%                                   10/15/11     4,000       4,182,160
   Northampton Cnty. Hgr. Ed.
     Auth. Rev., Moravian Coll. Prj.,
     Ser. 94
     6.10%                                   07/01/12     1,950       2,011,581
   Northampton Cnty. Hosp. Auth.
     Rev., Easton Hosp. Prj., Ser. 88
     7.70%                                   01/01/04       825         831,435
   Northeast Sch. Dist. G.O., Ser. 91
     7.00%                                   01/15/10       890         896,372
   Northeast Sch. Dist. G.O., Ser. 98
     5.20%                                   09/01/23     2,000       1,872,860

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                              STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                           PAR
AS OF SEPTEMBER 30, 2000                    MATURITY      (000)          VALUE
                                            --------     ------         -------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Northeastern Hosp. & Ed.
     Auth. Rev., Luzerne Cnty.
     Coll. Prj., Ser. 97
     5.15%                                   08/15/16    $3,245     $ 3,138,921
   Northeastern Hosp. & Ed.
     Auth. Rev., Wilkes Univ. Prj.,
     Ser. 93
     5.40%                                   10/01/03       845         855,681
   Northeastern Hosp. & Ed.
     Auth. Rev., Wyoming Vy. Hlth.
     Care Prj., Ser. 94A
     6.50%                                   01/01/07     1,000       1,078,800
   Northgate Sch. Auth. Bldg.
     Rev., Ser. 78
     6.37%                                   02/15/07       825         898,771
   Northumberland Cnty. Auth.
     Gtd. Lease Rev., Ser. 91
     6.25%                                   10/15/01     4,000       4,075,720
     6.60%                                   10/15/01     1,250       1,278,025
     7.75%                                   10/15/01     2,110       2,181,487
   Northumberland Cnty. Auth.
     Gtd. Lease Rev., Ser. 92
     6.70%                                   08/15/02     1,000       1,039,390
   Parkland Sch. Dist. Rev., Ser. 96
     5.75%                                   09/01/14     2,910       2,974,835
   Penn Hills G.O., Ser. 93
     5.87%                                   12/01/02     2,000       2,057,060
   Pennsbury Sch. Dist. Unltd.
     Tax G.O., Ser. 94
     6.65%                                   08/15/09       685         734,642
   Pennsylvania Con. Ctr. Auth.
     Rev., Ser. 94A
     6.60%                                   09/01/09    12,465      13,453,101
   Pennsylvania Econ. Dev. Fin.
     Auth. Sch. Rev.,
     Baldwin Sch. Prj., Ser. 94A
     6.35%                                   04/01/04       390         403,650
   Pennsylvania Econ. Dev. Fin.
     Auth. Solid Waste Disp. Rev.,
     Ser. 99
     6.00%                                   06/01/31    22,575      20,911,900
   Pennsylvania Fin. Auth. Rev.,
     Mun. Cap. Imp. Prj., Ser. 93
     6.60%                                   11/01/09    20,805      22,166,895
   Pennsylvania G.O., Ser. 94
     5.50%                                   06/15/08     1,000       1,036,660
   Pennsylvania Hgr. Ed. Assistance
     Agcy. Rev., Cap. Acquisition Prj.,
     Ser. 00
     5.87%                                   12/15/25    16,400      16,719,636
   Pennsylvania Hgr. Ed. Assistance
     Agcy. Stud. Ln. Rev., Ser. 84A
     7.43%                                    3/01/20     8,250       9,032,595
     7.60%**                                 03/01/22     5,000       5,395,850
   Pennsylvania Hgr. Ed. Fac.
     Auth. Rev., Duquesne
     Univ. Prj., Ser. 91C
     6.75%                                   04/01/20     1,000       1,011,540

                                                           PAR
                                            MATURITY      (000)          VALUE
                                            --------     ------         -------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania Hgr. Ed. Fac.
     Auth. Rev., Philadelphia
     Coll. Osteopathic Prj., Ser. 93
     5.35%                                   12/01/10    $3,735     $ 3,813,958
   Pennsylvania Hgr. Ed. Fac.
     Auth. Rev., Thomas Jefferson
     Univ. Prj., Ser. 90
     7.30%                                   11/01/00     1,500       1,533,000
   Pennsylvania Hgr. Ed. Fac.
     Auth. Rev., Univ. of
     Pennsylvania Prj., Ser. 98
     5.75%                                   01/01/22    14,165      13,102,200
   Pennsylvania Hsg. Fin. Agcy.
     AMT Sgl. Fam. Mtg. Rev.,
     Ser. 96A
     6.05%                                   10/01/16     2,500       2,553,175
   Pennsylvania Hsg. Fin. Agcy.
     Multi-family FHA Ins. Rev.,
     Ref. Ser. 92
     8.10%                                   07/01/13     2,000       2,100,600
   Pennsylvania Hsg. Fin. Agcy.
     Res. Rev., Sect. 8 Prj.,
     Ref. Ser. 91A
     7.60%                                   07/01/13     1,000       1,036,040
   Pennsylvania Hsg. Fin.
     Agcy. Rev., Ser. 56A
     6.15%                                   10/01/27     5,000       5,049,300
   Pennsylvania Hsg. Fin. Agcy.
     Rev., Ser. 92
     6.40%                                   07/01/12     1,500       1,557,135
     6.50%                                   07/01/23     4,850       5,029,547
   Pennsylvania Hsg. Fin. Agcy.
     Rev., Ser. 98
     5.50%+                                  04/01/30     9,000       1,423,976
   Pennsylvania Hsg. Fin.
     Agcy. Rev., Ser. 99
     5.85%                                   10/01/18     1,000       1,000,660
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Sgl. Fam. Mtg. Prj., Ser. 91
     6.95%                                   10/01/05       250         256,945
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Sgl. Fam. Mtg. Prj., Ser. 94A
     6.60%                                   10/02/00     1,000       1,040,970
   Pennsylvania Hsg. Fin.
     Agcy. Rev., Sgl. Fam. Mtg.
     Prj., Ser. 94B
     6.87%                                   10/01/24     1,500       1,559,205
   Pennsylvania Infra.
     Investment Auth. Rev.,
     Pennvest Ln. Pool, Ser. 90B
     6.80%                                   09/01/10     3,985       4,222,307
   Pennsylvania Infra. Investment
     Auth. Rev., Pennvest Ln. Pool,
     Ser. 94
     6.00%                                   09/01/06     1,930       2,059,059
   Pennsylvania Intergovernmental
     Coop. Auth. Spec. Tax Rev.,
     City of Philadelphia Fdg. Prj., Ser. 92
     6.80%                                   06/15/02     5,505       5,711,933
   Pennsylvania Intergovernmental
     Coop. Auth. Spec. Tax Rev.,
     City of Philadelphia Fdg. Prj., Ser. 93
     5.87%                                   06/15/23     5,000       5,167,300

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                           PAR
AS OF SEPTEMBER 30, 2000                    MATURITY      (000)          VALUE
                                            --------     ------         -------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania Intergovernmental
     Coop. Auth. Spec. Tax Rev.,
     City of Philadelphia Fdg. Prj., Ser. 94
     7.00%                                   063/15/04    $  500     $   540,680
   Pennsylvania Intergovernmental
     Coop. Auth. Spec. Tax Rev.,
     City of Philadelphia Fdg. Prj., Ser. 96
     5.60%                                   06/15/12     1,000       1,023,380
     5.50%                                   06/15/16     5,000       5,011,650
     5.50%                                   06/15/20     5,500       5,427,950
   Pennsylvania St. Fin. Auth.
     Cmnty. Coll. Rev., Beaver
     Cnty. Coll. Prj., Ser. 94A
     5.87%                                   12/01/07       825         864,979
   Pennsylvania St. Hgr. Ed.
     Fac. Auth. Coll. & Univ. Rev.,
     Bryn Mawr Coll. Prj., Ser. 95
     6.00%                                   12/01/15     1,200       1,253,760
   Pennsylvania St. Hgr. Ed. Fac.
     Auth. Coll. & Univ. Rev.,
     Lafayette Coll. Prj., Ser. 00
     6.00%                                   05/01/30       155         158,501
   Pennsylvania St. Hgr. Ed. Fac.
     Auth. Coll. & Univ. Rev.,
     Philadelphia Coll. of
     Textiles & Science Prj., Ser. 91
     7.00%                                   10/01/01     1,385       1,420,234
   Pennsylvania St. Hgr. Ed. Fac.
     Auth. Coll. & Univ. Rev., Ser. 91E
     6.90%                                   06/15/01     1,000       1,017,240
   Pennsylvania St. Hgr. Ed. Fac.
     Auth. Coll. & Univ. Rev., Ser. 93I
     7.50%                                   06/15/01     1,670       1,704,769
   Pennsylvania St. Hgr. Ed. Fac.
     Auth. Coll. & Univ. Rev., Ser. 97G
     5.12%                                   06/15/24    10,355       9,572,680
   Pennsylvania St. Hgr. Ed. Fac.
     Auth. Coll. & Univ. Rev.,
     Thomas Jefferson Univ. Prj.,
     Ser. 90
     7.55%                                   11/01/00       750         766,635
   Pennsylvania St. Hgr. Ed. Fac.
     Auth. Coll. & Univ. Rev.,
     Trustees Univ. Prj., Ser. 98
     5.50%                                   07/15/38    19,000      18,128,660
   Pennsylvania St. Hgr. Ed. Fac.
     Auth. Hlth. Svcs. Rev., Univ. of
     Pennsylvania Hlth. Svcs. Prj.,
     Ser. 96A
     5.75%                                   01/01/17    17,250      16,208,618
   Pennsylvania St. Hgr. Ed. Fac.
     Auth. Hlth. Svcs. Rev., Univ. of
     Pennsylvania Hlth. Svcs. Prj.,
     Ser. 98A
     5.37%                                   01/01/15     5,200       5,196,984
   Pennsylvania St. Ind. Dev.
     Auth. Rev., Econ. Dev. Prj., Ser. 94
     7.00%                                   01/01/06     1,000       1,103,710
     6.00%                                   01/01/12     4,000       4,176,480
   Pennsylvania St. Infra.
     Investment Auth. Rev., Ser. 90
     6.45%                                   09/01/04     1,600       1,686,064

                                                           PAR
                                            MATURITY      (000)          VALUE
                                            --------     ------         -------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania St. Pub. Sch.
     Bldg. Auth. Rev., Mid Vy. Sch.
     Dist. Prj., Ser. 92D
     6.25%                                   01/01/07   $   500     $   524,145
   Pennsylvania St. Third G.O., Ser. 91A
     6.50%                                   11/15/01    13,250       3,370,380
     6.50%                                   11/15/11     1,500       1,555,560
   Pennsylvania St. Tpke. Comm.
     Rev., Ser. 86G
     7.00%                                   12/01/00       500         511,935
   Pennsylvania St. Tpke. Comm.
     Rev., Ser. 86J
     7.20%                                   12/01/00     2,275       2,389,774
   Pennsylvania St. Tpke. Comm.
     Rev., Ser. 91L
     6.50%                                   06/01/04     1,445       1,490,922
   Pennsylvania St. Tpke. Comm.
     Rev., Ser. 92P
     5.80%                                   12/01/06     1,500       1,563,990
     6.00%                                   12/01/09       500         522,730
   Pennsylvania St. Tpke. Comm.
     Rev., Ser. 94A
     5.87%                                   12/01/08       500         532,515
   Pennsylvania St. Univ. Rev., Ser. 91
     6.75%                                   07/01/01     1,000       1,036,240
     7.00%                                   07/01/01     1,950       2,024,178
   Pennsylvania St. Univ. Rev., Ser. 94
     5.00%                                   05/01/03     1,000       1,011,990
   Pennsylvania Trafford Dist. G.O.,
     Ser. 94
     5.85%                                   05/01/04     1,000       1,041,400
   Pennsylvania Unltd. Tax G.O.,
     Ser. 94A
     6.50%                                   11/01/05       250         259,155
   Philadelphia Arpt. Rev., Ser. 97A
     5.25%                                   06/15/15     5,770       5,676,757
   Philadelphia Gas Works Rev.,
     Ser. 93
     5.50%                                   07/01/04     5,000       5,150,950
   Philadelphia Gas Works Rev.,
     Ser. 94
     5.25%                                   08/01/24     2,900       2,727,218
   Philadelphia Hosp. & Hgr. Ed.
     Fac. Auth. Hosp. Rev.,
     Children's Hosp. of
     Philadelphia Prj., Ser. 93
     5.00%                                   02/15/21     2,250       2,038,860
   Philadelphia Hosp. & Hgr. Ed.
     Fac. Auth. Hosp. Rev.,
     Children's Seashore House Prj.,
     Ser. 92A
     7.00%                                   08/15/03       775         803,063
   Philadelphia Hosp. & Hgr.
     Ed. Fac. Auth. Hosp. Rev.,
     Children's Seashore
     House Prj., Ser. 92B
     7.00%                                   08/15/12     1,575       1,633,259
   Philadelphia Hosp. & Hgr. Ed.
     Fac. Auth. Hosp. Rev.,
     Frankford Hosp. Prj., Ser. 93A
     6.00%                                   06/01/14       500         524,610

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                           PAR
AS OF SEPTEMBER 30, 2000                    MATURITY      (000)          VALUE
                                            --------     ------         -------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Philadelphia Hosp. & Hgr.
     Ed. Fac. Auth. Hosp. Rev.,
     Frankford Hosp. Prj., Ser. 95
     5.50%                                   01/01/07    $1,235     $ 1,282,399
     5.60%                                   01/01/08     1,245       1,296,705
   Philadelphia Hosp. & Hgr. Ed.
     Fac. Auth. Hosp. Rev.,
     Magee Rehab. Hosp. Prj., Ser. 91
     7.00%                                   12/01/05     1,000       1,027,370
   Philadelphia Hosp. & Hgr.
     Ed. Fac. Auth. Hosp. Rev.,
     Nazareth Hosp. Franciscan Prj.,
     Ser. 96B
     5.00%                                   07/01/10     4,590       4,592,570
   Philadelphia Hosp. & Hgr.
     Ed. Fac. Auth. Hosp. Rev.,
     Presbyterian Med. Ctr. Prj., Ser. 93
     5.60%                                   12/01/00       595         596,089
     6.10%                                   12/01/03     1,000       1,045,350
   Philadelphia Ind. Dev.
     Auth. Rev., American Coll.
     of Physicians Prj., Ser. 00
     5.50%                                   06/15/20     6,370       6,249,352
     5.50%                                   06/15/25     8,315       8,084,591
   Philadelphia Ind. Dev. Auth.
     Rev., Girard Estate Coal
     Mining Prj., Ser. 96
     5.37%                                   11/15/12     3,945       3,996,995
     5.50%                                   11/15/16     1,650       1,659,240
   Philadelphia Ind. Dev. Auth.
     Rev., Inst. Cancer
     Research Prj., Ser. 90B
     7.25%                                   07/01/03     2,015       2,057,517
   Philadelphia Ind. Dev. Auth.
     Rev., Nat. Bd. of Med.
     Examiners Prj., Ser. 92
     6.75%                                   05/01/12       500         526,065
   Philadelphia Ind. Dev. Auth.
     Rev., PGH Dev. Corp. Prj., Ser. 93
     5.50%                                   07/01/10     1,035       1,048,248
   Philadelphia Mun. Auth. Rev.,
     Justice Lease Prj., Ser. 91B
     7.12%                                   11/15/01     1,055       1,106,189
     7.10%                                   11/15/11     1,200       1,257,900
   Philadelphia Mun. Auth. Rev.,
     Ref. Ser. 93D
     6.12%                                   07/15/08     2,650       2,806,562
   Philadelphia Mun. Auth. Rev.,
     Ser. 93A
     5.20%                                   11/15/04     4,000       4,087,320
     5.62%                                   11/15/14     2,600       2,634,918
   Philadelphia Pk. Auth. Rev.,
     Arpt. Pk. Prj., Ser. 97
     5.75%                                   09/01/06     3,000       3,162,300
   Philadelphia Pk. Auth. Rev.,
     Arpt. Pk. Prj., Ser. 99
     5.62%                                   09/01/18     4,430       4,458,352
   Philadelphia Pk. Auth. Rev., Ser. 97
     5.40%                                   09/01/15     5,900       5,907,965
   Philadelphia Pk. Auth. Rev., Ser. 99
     5.62%                                   09/01/13     1,390       1,436,301
     5.62%                                   09/01/17     4,495       4,540,400
   Philadelphia Regl. Port Auth.
     Lease Rev., Ser. 93
     6.20%                                   09/01/20     2,000       2,042,340

                                                           PAR
                                            MATURITY      (000)          VALUE
                                            --------     ------         -------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Philadelphia Sch. Dist. G.O., Ser. 94A
     5.80%                                   07/01/08    $1,910     $ 2,005,271
     5.85%                                   07/01/09     1,710       1,801,810
   Philadelphia Sch. Dist. G.O., Ser. 95A
     6.25%                                   09/01/04     5,985       6,332,070
   Philadelphia Sch. Dist. G.O., Ser. 95B
     5.50%                                   09/01/10     2,500       2,635,475
     5.50%                                   09/01/18     4,890       4,867,702
   Philadelphia Sch. Dist. Untld.
     Tax G.O., Ser. 91B
     7.00%                                   07/01/01     1,720       1,769,416
   Philadelphia Sch. Dist. Untld.
     Tax G.O., Ser. 92A
     6.40%                                   05/15/02     2,000       2,068,660
   Philadelphia Sch. Dist. Untld.
     Tax G.O., Ser. 95A
     6.25%                                   09/01/06     2,255       2,434,588
   Philadelphia Sch. Dist. Untld.
     Tax G.O., Ser. 95B
     5.50%                                   09/01/11     2,000       2,108,380
   Philadelphia Sch. Dist. Unltd.
     Tax G.O., Ser. 99C
     5.75%                                   03/01/29    11,000      11,070,840
   Philadelphia Unltd. Tax G.O.,
     Prerefunded Ser. 94B
     5.90%                                   11/15/09     1,620       1,726,159
   Philadelphia Unltd. Tax G.O.,
     Ser. 93A
     5.25%                                   05/15/04       300         306,309
   Philadelphia Unltd. Tax G.O.,
     Ser. 95
     6.00%                                   05/15/04     2,345       2,452,237
   Philadelphia Unltd. Tax G.O.,
     Unrefunded Ser. 94
     5.90%                                   11/15/09       980       1,035,880
   Philadelphia Wtr. & Swr. Rev., Ser. 92
     7.35%                                   09/01/04     7,325       7,829,693
   Philadelphia Wtr. & Waste
     Wtr. Rev., Prerefunded Ser. 93
     5.75%                                   06/15/13     1,595       1,671,624
   Philadelphia Wtr. & Waste Wtr. Rev.,
     Ser. 93
     5.50%                                   06/15/07     6,780       7,068,286
     5.00%                                   06/15/16     2,850       2,712,744
   Philadelphia Wtr. & Waste Wtr. Rev.,
     Ser. 97A
     5.00%                                   08/01/22    15,155      13,856,217
     5.12%                                   08/01/27    20,645      18,889,762
   Philadelphia Wtr. & Waste Wtr. Rev.,
     Unrefunded Ser. 93
     5.75%                                   06/15/13     3,165       3,238,773
   Pittsburgh & Allegheny Cnty. Rev.,
     Ser. 91B
     6.00%                                   07/15/01       500         506,225
   Pittsburgh Pub. Pk. Auth. Rev.,
     Ser 92A
     5.87%                                   12/01/12     1,500       1,549,755
   Pittsburgh Sch. Dist. G.O., Ser 97
     5.50%                                   09/01/09     4,500       4,626,180
   Pittsburgh Unltd. Tax G.O., Ser. 96A
     6.00%                                   03/01/05     8,225       8,665,942
   Pittsburgh Wtr. & Swr. Rev., Ser. 91A
     6.60%                                   09/01/01     1,100       1,142,911

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                           PAR
AS OF SEPTEMBER 30, 2000                    MATURITY      (000)          VALUE
                                            --------     ------         -------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA  (CONTINUED)
   Pittsburgh Wtr. & Swr. Rev., Ser. 98A
     5.00%                                   09/01/21    $3,000     $ 2,722,020
   Pleasant Vy. Sch. Dist. G.O., Ser. 95
     5.60%                                   11/15/14     1,385       1,402,077
   Pottstown Borough Auth. Swr. Rev.,
     Ser. 96
     5.50%                                   11/01/16     1,360       1,363,414
   Punxsutawney Area Sch. Dist. G.O.,
     Ser. 95
     5.80%                                   04/15/05     1,000       1,047,720
   Purchase Line Sch. Dist. G.O., Ser. 91
     6.95%                                   01/15/01     1,000       1,007,020
   Reading G.O., Ser. 92
     6.50%                                   11/15/02     1,000       1,040,450
   Ridley Park Hosp. Auth. Rev.,
     Taylor Hosp. Prj., Ser. 90A
     8.62%                                   12/01/00     3,185       3,268,511
   Ringgold Sch. Dist. Rev., Ser. 95
     6.20%                                   02/01/19       500         530,610
   Riverside Beaver Cnty. Sch.
     Dist. Rev., Ser. 96
     5.50%                                   02/15/17     3,725       3,869,977
   Rose Tree Media Sch.Dist.
     G.O., Ser. 92A
     6.55%                                   03/15/07       945         964,061
   Sayre Hlth. Care Fac. Auth.
     Rev., Guthrie Prj., Ser. 91A
     7.10%                                   03/01/17     3,000       3,090,090
   Sayre Hlth. Care Fac. Auth. Rev.,
     Tioga Nursing Fac. Prj., Ser. 89A
     7.25%                                   10/01/10     1,500       1,518,000
   Sayre Hlth. Care Fac. Auth.
     Rev., VHA Cap. Fin. Prj., Ser. 85
     7.15%                                   12/01/10     1,400       1,465,982
   Sayre Hlth. Care Fac. Auth.
     Rev., VHA Cap. Fin. Prj., Ser. 85H
     7.62%                                   12/01/00       750         768,563
   Schuylkill Redev. Auth. Comm.
     Rev., Ser. 91A
     7.12%                                   06/01/13     2,000       2,073,160
   Scranton Lackawanna Hlth.
     & Welfare Auth. Rev.,
     Hosp. Cmnty. Med. Ctr. Prj.,
     Ref. Ser. 98A
     5.25%                                   07/01/04     2,215       2,255,424
   Solanco Sch. Dist. G.O., Ser. 94
     6.30%                                   02/15/04       500         526,495
   Somerset Cnty. Gen. Auth.
     Comm. Rev., Ser. 91
     6.45%                                   10/15/00     1,000       1,000,600
     6.25%                                   10/15/01     1,750       1,783,128
     6.70%                                   10/15/03     1,500       1,535,115
   South Fork Mun. Auth. Hosp. Rev.,
     Good Samaritan Med. Ctr. Prj.,
     Ser. 96B
     5.37%                                   07/01/16     4,000       3,926,800
   Southeastern Pennsylvania
     Trans. Auth. Rev., Prerefunded
     Ser. 95.
     5.75%                                   03/01/08        75          78,955
   Southeastern Pennsylvania
     Trans. Auth. Rev., Ref. Ser. 95
     5.75%                                   03/01/08     1,210       1,273,803

                                                           PAR
                                            MATURITY      (000)          VALUE
                                            --------     ------         -------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Southeastern Pennsylvania
     Trans. Auth. Rev., Ser. 94
     6.00%                                   06/01/01    $2,000     $ 2,020,340
     6.10%                                   06/01/02     1,000       1,019,290
   Southeastern Pennsylvania
     Trans. Auth. Rev., Ser. 95
     5.87%                                   03/01/09     1,230       1,300,934
   Southeastern Pennsylvania
     Trans. Auth. Rev., Ser. 97
     5.75%                                   03/01/07     1,700       1,792,888
     5.55%                                   03/01/13     3,500       3,577,630
     5.37%                                   03/01/17     7,020       6,918,140
   Springford Sch. Dist. G.O., Ser. 97
     5.15%                                   02/01/18    10,010       9,567,158
   State of Pennsylvania Pub.
     Sch. Bldg. Auth. Coll. Rev.,
     Harrisburg Area Cmnty. Coll. Prj.,
     Ser. 91D
     6.80%                                   04/01/02     1,335       1,379,402
   Tarentum Gtd. Elec. Rev., Ser. 93
     5.87%                                   09/01/18       750         776,955
   Unionville Chadds Ford Sch.
     Dist. G.O., Ser. 91
     6.75%                                   06/01/06     1,000       1,013,770
   Unionville Chadds Ford Sch.
     Dist. G.O., Ser. 93
     5.60%                                   06/01/03     1,000       1,024,940
   Upper St. Clair Twp. Sch.
     Bldg. Auth. Rev., Ser. 78
     6.50%                                   02/15/04       265         272,280
   Warren Cnty. G.O., Ser. 91
     7.15%                                   07/01/01     1,200       1,224,144
   Washington Cnty. Auth. Rev., Ser. 99
     6.15%                                   12/01/29     8,250       8,872,710
   Washington Cnty. Ind. Dev.
     Auth. Poll. Ctrl. Rev.,
     West Penn Pwr. Co. Prj., Ser. 95G
     6.05%                                   04/01/14     2,500       2,606,025
   West Chester Area Sch.
     Dist. G.O., Ser. 91A
     6.70%                                   01/15/01     2,000       2,012,380
   West Goshen Swr. Auth. Rev., Ser. 91
     7.00%                                   09/01/01     1,500       1,534,275
   West Jefferson Hills Sch. Dist.
     Unltd. Tax G.O., Ser. 91A
     6.70%                                   08/01/01     1,250       1,273,450
   West Mifflin Sanit. Swr. Mun.
     Auth. Swr. Rev., Ser. 96
     5.70%                                   08/01/15     1,445       1,520,039
   West Whiteland Twp.
     Unltd. Tax G.O., Ser. 92
     6.75%                                   12/01/02     1,100       1,149,819
   West York Area Sch. Dist. G.O.,
     Ser. 91
     6.80%                                   03/01/01       900         908,748
   Westmoreland Cnty. G.O., Ser. 92
     6.55%                                   08/01/01       750         763,170
   Westmoreland Cnty. Ind. Dev.
     Auth. Rev., Westmoreland
     Hlth. Sys. Prj., Ser 93A
     6.00%                                   07/01/11       200         208,076

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONCLUDED)

                                                           PAR
AS OF SEPTEMBER 30, 2000                    MATURITY      (000)          VALUE
                                            --------     ------         -------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Westmoreland Cnty. Mun.
     Auth. Rev., Ser. 87K
     2.00%                                   07/01/03    $1,000    $    929,080
   Westview Mun. Auth. Spec.
     Oblig. Rev., Ser. 85
     9.25%                                   11/15/05       750         881,115
   Williamsport Area Sch. Dist.
     Auth. Rev., Ser. 78
     6.00%                                   03/01/07       125         130,800
   Wilson Sch. Dist. G.O., Ser. 97
     5.50%                                   05/15/14       580         605,079
     5.50%                                   05/15/17     7,435       7,756,489
   York Cnty. Hosp. Auth. Rev.,
     York Hosp. Prj., Ser. 91
     7.00%                                   01/01/01       285         292,393
     7.10%                                   01/01/01       355         364,294
                                                                   ------------
                                                                    895,742,429
                                                                   ------------
PUERTO RICO -- 2.8%
   Puerto Rico Cmwlth. G.O., Ser. 00
     5.75%                                   07/01/26     4,000       4,089,400
   Puerto Rico Cmwlth. Infra.
     Fin. Auth. S.O., Ser. 00A
     5.37%                                   10/01/16     1,600       1,623,216
     5.50%                                   10/01/17     2,000       2,044,700
     5.50%                                   10/01/18     2,000       2,036,320
     5.50%                                   10/01/19     2,630       2,666,820
     5.50%                                   10/01/20     1,000       1,009,030
     5.37%                                   10/01/24     1,000         986,070
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 91P
     6.75%                                   07/01/03       250         259,190
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 95X
     6.00%                                   07/01/12     5,000       5,279,800
   Puerto Rico Mun. Fin. Agy. Rev.,
     Ser. 99
     5.50%                                   08/01/18     6,500       6,584,110
                                                                  -------------
                                                                     26,578,656
                                                                  -------------
VIRGIN ISLANDS -- 0.2%
   Virgin Islands Pub. Fin. Auth.
     Rev., Gross Receipts Tax Ln.
     Notes, Ser. 99A
     6.12%                                   10/01/29     1,955       1,987,023
                                                                   ------------
TOTAL MUNICIPAL BONDS
  (Cost $909,319,325)                                               924,308,108
                                                                   ------------
CUMULATIVE PREFERRED STOCK -- 5.1%
   Charter Mac Equity Issue Tr. 144A
     6.62%                                   06/30/09     3,000      24,172,250
     7.60%                                   11/30/10    10,000       9,969,200
   MuniMae TE Bond Subs., LLC 144A
     6.87%                                   06/30/09     4,000       3,934,000
     7.75%                                   11/01/10    10,000      10,026,700
                                                                   ------------
TOTAL CUMULATIVE PREFERRED STOCK
  (Cost $48,195,859)                                                 48,102,150
                                                                   ------------

                                                      SHARES          VALUE
                                                    ----------      ---------
SHORT TERM INVESTMENTS -- 0.3%
   Smith Barney Tax-Free Money
     Market Fund
     (Cost $2,986,078)                                2,986,078    $  2,986,078
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $960,501,262*)                                    102.7%    975,396,336

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                             (2.7%)   (25,330,040)
                                                           ------   -----------
NET ASSETS (Applicable to 83,789,628
  Institutional shares, 1,198,585
  Service shares, 2,914,981
  Investor A shares, 2,060,380
  Investor B shares and 36,946
  Investor C shares outstanding)                           100.0%  $950,066,296
                                                           ======  ============

NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL
  AND INVESTOR A SHARE
  ($915,447,753 (divide by) 86,704,609)                                  $10.56
                                                                         ======
OFFERING PRICE PER INSTITUTIONAL
  SHARE                                                                  $10.56
                                                                         ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($10.56 (divide by) 0.960)                                             $11.00
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER SERVICE SHARE
  ($12,646,396 (divide by) 1,198,585)                                    $10.55
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($21,583,952 (divide by) 2,060,380)                                    $10.48
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($388,195 (divide by) 36,946)                                          $10.51
                                                                         ======

-----------------------------
* Cost for Federal income tax purposes is $960,639,845. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                                 $ 24,812,451
     Gross unrealized depreciation                                  (10,055,960)
                                                                   ------------
                                                                   $ 14,756,491
                                                                   ============
** Rates shown are the rates as of September 30, 2000.
+  The rate shown is the effective yield on the zero coupon bonds.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      NEW JERSEY TAX-FREE INCOME PORTFOLIO

                                                           PAR
AS OF SEPTEMBER 30, 2000                    MATURITY      (000)          VALUE
                                            --------     ------         -------
MUNICIPAL BONDS -- 98.9%
NEW JERSEY -- 81.9%
   Atlantic City COP's, Pub. Fac.
     Lease Agreement Prj., Ser. 91
     7.30%                                   03/01/04    $1,535     $ 1,662,773
   Bergen Cnty. G.O., Ser. 90
     6.25%                                   11/15/00       645         646,432
   Bergen Cnty. Util. Auth. Rev., Ser. 92A
     6.00%                                   06/15/01     1,590       1,606,552
   Brigantine G.O., Ser. 92
     6.25%                                   08/01/03       730         759,988
   Camden Cnty. Imp. Auth. Lease
     Rev., Ser. 92
     6.00%                                   12/01/02     1,000       1,040,170
   Cherry Hill Twp. G.O., Ser. 92
     6.00%                                   06/01/06       500         521,274
   Delaware River Port Auth.
     Pennsylvania & New Jersey
     Rev., Ser. 00
     8.47%                                   10/05/00     5,000       5,179,450
   Dover Twp. G.O., Ser. 92
     6.00%                                   10/15/03     1,000       1,044,630
     6.10%                                   10/15/04       540         566,444
   Edison Twp. G.O., Ser. 91
     6.50%                                   06/01/04       930         989,446
   Essex Cnty. Imp. Auth.
     Lease Rev., Jail & Yth. Hsg.
     Prj., Ser. 94
     6.90%                                   12/01/14       500         552,715
   Essex Cnty. Util. Auth. Solid
     Waste Rev., Ser. 96
     5.75%                                   04/01/05     2,000       2,094,840
   Gloucester Cnty. Srs. Hsg.
     Dev. Corp. Rev., Sect. 8
     Colonial Pk. Prj., Ser. 94A
     6.20%                                   09/15/11     1,250       1,288,087
   Hamilton Twp. Atlantic City
     Sch. Dist. G.O., Ser. 92
     5.87%                                   12/15/07       860         897,427
   Jersey City G.O., Ser. 96A
     6.00%                                   10/01/05     1,655       1,755,773
   Knowlton Twp. Bd. of Ed. G.O., Ser. 91
     6.60%                                   08/15/11       169         192,202
   Lacey Twp. Wtr. Auth. Rev., Ser. 93
     6.00%                                   12/01/12     1,000       1,061,320
   Mercer Cnty. Imp. Auth. Rev.,
     Hamilton Bd. of Ed. Prj., Ser. 92
     5.90%                                   06/01/03       500         514,000
   Middlesex Cnty. Imp. Auth.
     Rev., Ser. 96
     5.80%                                   09/15/13     1,725       1,786,686
   Monmouth Cnty. Imp. Auth.
     Corr. Fac. Rev., Ser. 91
     6.30%                                   08/01/01     1,000       1,035,280
   Morristown Cnty. G.O., Ser. 95
     6.40%                                   08/01/14       500         535,515
   New Jersey Econ. Dev. Auth.
     Lease Rev., Ser. 00
     6.00%                                   06/01/21     4,780       4,949,594
   New Jersey Econ. Dev. Auth.
     Mkt. Transition Fac. Rev., Ser. 94A
     5.80%                                   07/01/08     1,290       1,361,118
     5.87%                                   07/01/11     4,000       4,194,840
   New Jersey Econ. Dev. Auth. Rev.,
     Performing Arts Ctr. Prj., Ser. 96C
     5.75%                                   06/15/08     4,440       4,728,289

                                                           PAR
                                            MATURITY      (000)          VALUE
                                            --------     ------         -------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey Econ. Dev. Auth.
     Rev., Ser. 94
     5.80%                                   07/01/07    $1,500     $ 1,580,565
   New Jersey Econ. Dev. Auth.
     Rev., Ser. 99
     6.20%                                   12/01/24     3,000       3,079,920
   New Jersey Econ. Dev. Auth.
     Rev., St. Barnabas Med. Ctr. Prj.,
     Ser. 97A
     5.62%+                                  07/01/23     4,000       1,063,680
   New Jersey Econ. Dev. Auth.
     Rev., W.Y. Hldg. Co. Prj., Ser. 95
     5.95%                                   06/01/05       865         872,603
   New Jersey Ed. Auth. Rev.,
     Rowan Coll. Prj., Ser. 96
     5.87%                                   07/01/16     2,185       2,249,742
   New Jersey Hlth. Care Fac.
     Fin. Auth. Rev., Cathedral
     Hlth. Ctr. Prj., Ser. 90A
     6.95%                                   02/15/01       640         645,869
     7.25%                                   02/15/21     1,000       1,029,920
   New Jersey Hlth. Care Fac.
     Fin. Auth. Rev., Robert Wood
     Johnson Univ. Prj., Ser. 96C
     5.75%                                   07/01/07     2,595       2,733,807
   New Jersey Sports & Expo.
     Auth. Rev., Ser. 92
     6.50%                                   03/01/07       600         627,340
   New Jersey Sports & Expo.
     Auth. Rev., Ser. 00A
     5.50%                                   03/01/20     5,000       4,941,000
   New Jersey St. G.O., Ser. 86B
     6.25%                                   01/15/04       860         904,823
   New Jersey St. G.O., Ser. 91
     6.25%                                   08/01/02     1,160       1,207,456
   New Jersey St. G.O., Ser. 00
     5.75%                                   05/01/12     2,500       2,660,900
   New Jersey St. Hsg. & Mtg.
     Fin. Agcy. Rev., Ser. 92A
     6.70%                                   05/01/05       500         522,415
     6.95%                                   11/01/13       750         781,425
   New Jersey St. Hsg. & Mtg.
     Fin. Agcy. Rev., Ser. 00B
     6.25%                                   11/01/26     2,000       2,070,280
   New Jersey St. Hwy. Auth.
     Rev., Garden St. Pkwy. Prj., Ser. 92
     6.20%                                   01/01/10       750         821,115
     6.25%                                   01/01/14       500         516,828
   New Jersey St. Tpke. Auth.
     Rev., Ser. 91A
     6.40%                                   01/01/02       860         878,292
   New Jersey St. Tpke. Auth.
     Rev., Ser. 91C
     6.25%                                   01/01/10     2,210       2,252,741
     6.50%                                   01/01/16       500         552,735
   New Jersey St. Tpke. Auth.
     Rev., Ser. 92A
     5.80%                                   01/01/02     1,260       1,280,161
   New Jersey St. Trans. Tr. Fd.
     Admin. Grant Rev., Ser. 00A
     6.12%                                   09/15/15     2,500       2,660,000
   New Jersey St. Trans. Tr. Fd.
     Auth. Trans. Sys. Rev., Ser. 94A
     6.25%                                   12/15/03     1,000       1,051,800

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                NEW JERSEY TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                           PAR
AS OF SEPTEMBER 30, 2000                    MATURITY      (000)          VALUE
                                            --------     ------         -------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey St. Trans. Tr. Fd.
     Auth. Trans. Sys. Rev., Ser. 99A
     5.75%                                   06/15/20    $2,820     $ 2,900,455
   New Jersey St. Trans. Tr. Fd.
     Auth. Trans. Sys. Rev., Ser. 00A
     6.00%                                   06/15/19     2,500       2,602,275
   New Jersey St. Waste Wtr.
     Trtmnt. Tr. Rev., Ser. 90
     6.87%                                   06/15/06        35          35,669
   New Jersey St. Waste Wtr.
     Trtmnt. Tr. Rev., Ser. 96C
     6.25%                                   05/15/03     2,500       2,603,475
     6.25%                                   05/15/06     5,955       6,402,399
   Newark Bd. of Ed. G.O., Ser. 94
     5.87%                                   12/15/13     1,000       1,044,430
   North Bergen Twp. G.O., Ser. 92
     5.90%                                   08/15/01       500         506,660
   North Jersey Dist. Wtr.
     Sply. Rev., Ser. 93
     5.50%                                   07/01/03       860         881,887
   Northwest Bergen Cnty. Rev., Ser. 92
     5.90%                                   07/15/06       755         792,576
   Northwest Bergen Cnty. Util.
     Auth. Sys. Rev., Ser. 92
     6.00%                                   07/15/07       860         905,941
   Ocean Cnty. G.O., Ser. 91
     6.37%                                   04/15/03       430         449,909
   Ocean Cnty. G.O., Ser. 91A
     6.25%                                   10/01/04       430         446,297
   Ocean Cnty. Util. Auth. Rev., Ser. 95A
     6.30%                                   01/01/12     1,005       1,077,551
   Ocean Cnty. Util. Auth.
     Waste Wtr. Rev., Ser. 00
     5.00%                                   01/01/13       500         490,985
     5.00%                                   01/01/18     1,350       1,259,644
   Ocean Twp. Swr. Auth. Rev., Ser. 92
     6.00%                                   12/01/08     1,705       1,781,793
   Passaic Vy. Wtr. Sply. Comm.
     Rev., Ser. 92A
     5.95%                                   12/15/02       500         515,390
   Point Pleasant G.O., Ser. 95
     5.70%                                   12/01/03       500         518,640
   Port Auth. New York &
     New Jersey Rev., Ser. 92
     6.10%                                   10/15/02       645         665,434
   Port Auth. New York &
     New Jersey Rev., Ser. 95
     5.75%                                   11/01/09     3,275       3,422,179
   Port Auth. New York &
     New Jersey Spec. Oblig. Rev.,
     JFK Intl. Arpt. Term. Prj., Ser. 97
     5.75%                                   12/01/22     2,105       2,113,736
   Port Auth. New York &
     New Jersey Spec. Oblig.
     Rev., JFK Intl. Arpt. Term.
     Prj., Ser. 97-6
     6.25%                                   12/01/09     7,000       7,722,680
   Rutgers Univ. Rev., Ser. 92A
     6.10%                                   05/01/03     1,000       1,036,730

                                                           PAR
                                            MATURITY      (000)          VALUE
                                            --------     ------         -------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   Warren Cnty. Poll. Ctrl. Fin.
     Auth. Rev., Ser. 92B
     5.70%                                   12/01/03    $  500     $   503,585
   Weehawken Twp. G.O., Ser. 92
     6.15%                                   07/01/04       350         360,910
   West Deptford Twp. G.O., Ser. 00
     5.37%                                   09/01/16     1,125       1,121,963
     5.37%                                   09/01/17     1,310       1,297,738
   West Windsor Plainsboro
     Twp. Bd. of Ed. G.O., Ser. 93
     5.80%                                   03/15/06     1,000       1,042,970
   Winslow Twp. Unltd. Tax G.O., Ser. 92
     6.40%                                   10/01/05       870         916,736
   Woodbridge Twp. G.O., Ser. 92
     6.05%                                   08/15/05       500         522,695
     6.25%                                   08/15/08     1,000       1,049,850
                                                                  -------------
                                                                    124,943,444
                                                                  -------------
NEW YORK -- 0.2%
   New York Energy Research
     & Dev. Auth. Rev.,
     Niagara Mohawk Pwr. Prj., Ser. 85A
     5.50%**                                 07/01/15       250         250,000
                                                                  -------------
PENNSYLVANIA -- 0.9%
   Delaware River Joint Toll Bdg.
     Rev., Ser. 92
     6.25%                                   07/01/12     1,400       1,441,902
                                                                   ------------
PUERTO RICO -- 15.2%
   Puerto Rico Cmwlth. G.O., Ser. 00
     5.75%                                   07/01/26     3,225       3,297,079
   Puerto Rico Cmwlth. Hwy. &
     Trans. Auth. Rev., Ser. 00B
     6.00%                                   07/01/31     3,000       3,130,050
   Puerto Rico Cmwlth. Hwy. &
     Trans. Auth. Rev., Ser. 00C
     6.00%                                   07/01/29     2,000       2,086,700
   Puerto Rico Cmwlth. Infra.
     Fin. Auth. S.O., Ser. 00A
     5.37%                                   10/01/16     1,600       1,623,216
     5.50%                                   10/01/17     2,000       2,044,700
     5.50%                                   10/01/18     2,000       2,036,320
     5.50%                                   10/01/19     2,630       2,666,820
     5.50%                                   10/01/20     1,000       1,009,030
     5.37%                                   10/01/24     1,000         986,070
   Puerto Rico Cmwlth. Infra.
     Fin. Auth. Spec. Rites PA 569, Ser. 99
     5.53%**                                 07/01/12     2,000       2,065,660
   Puerto Rico Elec. Pwr. Auth.
     Rev., Ser. 94T
     5.50%                                   07/01/20     2,250       2,228,423
                                                                   ------------
                                                                     23,174,068
                                                                   ------------
VIRGIN ISLANDS -- 0.7%
   Virgin Islands Wtr. & Pwr.
     Auth. Elec. Sys. Rev., Ser. 98
     5.30%                                   07/01/21     1,100       1,031,514
                                                                   ------------
TOTAL MUNICIPAL BONDS
   (Cost $145,530,715)                                               150,840,928
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                NEW JERSEY TAX-FREE INCOME PORTFOLIO (CONCLUDED)

                                                           PAR
AS OF SEPTEMBER 30, 2000                    MATURITY      (000)          VALUE
                                            --------     ------         -------

CUMULATIVE PREFERRED STOCK -- 7.2%
   Charter Mac Equity Issue Tr. 144A
     6.62%                                   06/30/09    $1,000     $   966,890
     7.60%                                   11/30/10     4,000       3,987,680
   MuniMae TE Bond Subs., LLC 144A
     6.87%                                   06/30/09     4,000       3,932,640
     7.75%                                   11/01/10     2,000       2,005,340
                                                                   ------------
TOTAL CUMULATIVE PREFERRED STOCK
  (Cost $10,989,412)                                                 10,892,550
                                                                   ------------
                                                       Shares
                                                     ----------
SHORT TERM INVESTMENTs -- 1.2%
   Smith Barney Tax-Free Money Market Fund
   (Cost $1,839,270)                                  1,839,270       1,839,270
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $158,359,397*)                                    107.3%    163,572,748

LIABILITIES IN EXCESS OF
  OTHER ASSETS (Including $12,148,192
  of investment purchases payable)                        (7.3%)    (11,100,102)
                                                         ------    ------------
NET ASSETS (Applicable to 11,535,052
  Institutional shares, 1,651,030 Service
  shares, 152,326 Investor A shares and
  142,716 Investor B shares outstanding)                 100.0%    $152,472,646
                                                         ======    ============
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($150,858,738 (divide by) 13,338,408)                                $11.31
                                                                       ======

                                                                        VALUE
                                                                        -----
OFFERING PRICE PER
  INSTITUTIONAL AND
  SERVICE SHARE                                                        $11.31
                                                                       ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($11.31 (divide by) 0.960)                                           $11.78
                                                                       ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($1,613,908 (divide by) 142,716)                                     $11.31
                                                                       ======
---------------------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                 $5,538,379
      Gross unrealized depreciation                   (325,028)
                                                    ----------
                                                    $5,213,351
                                                    ==========

**  Rates shown are the rates as of September 30, 2000.
+   The rate shown is the effective yield on the zero coupon bonds.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS

                         OHIO TAX-FREE INCOME PORTFOLIO

                                                           PAR
AS OF SEPTEMBER 30, 2000                    MATURITY      (000)          VALUE
                                            --------     ------         -------
MUNICIPAL BONDS -- 102.4%
OHIO -- 83.5%
   Akron Swr. Sys. Rev., Ser. 96
     5.87%                                   12/01/16    $  500     $   516,600
   Brunswick G.O., Ser. 94
     6.30%                                   12/01/05       210         221,833
   Butler Cnty. Hosp. Fac. Rev.,
     Middletown Reg. Hosp. Prj., Ser. 91
     6.75%                                   11/15/03        50          52,157
   Butler Cnty. Trans. Imp.
     Dist. Rev.,  Ser. 97A
     6.00%                                   04/01/11       600         647,724
   Cincinnati Wtrwks. Imp. Rev., Ser. 89
     6.75%                                   12/01/01     1,000       1,024,700
   Clermont Cnty. Swr. Sys. Rev., Ser. 90
     7.25%                                   12/01/00     1,415       1,449,441
   Cleveland Apt. Sys. Rev., Ser. 94B
     5.70%                                   01/01/04       150         157,819
   Cleveland COP's, Cleveland
     Stadium Prj., Ser. 97
     5.25%                                   11/15/10     2,500       2,569,125
   Cleveland Ltd. Tax G.O., Ser. 94
     6.25%                                   11/15/06     1,915       2,069,100
   Cleveland Pkg. Fac. Rev., Ser. 96
     6.00%                                   09/15/06     1,275       1,360,769
   Cleveland Pub. Pwr. Sys.
     Rev., First Mtg. Prj., Ser. 94A
     6.30%                                   11/15/05     4,000       4,329,320
   Cleveland Pub. Pwr. Sys.
     Rev., First Mtg. Prj., Ser. 94B
     6.10%                                   11/15/03     1,000       1,043,590
   Cleveland Wtrwks. Rev.,
     First Mtg. Prj., Ser. 92A
     6.50%                                   01/01/02       500         521,860
   Cleveland-Cuyahoga Cnty.
     Port Auth. Rev., Ser. 97
     6.00%                                   03/01/07       485         480,155
   Columbus G.O., Mun. Arpt.
     No. 30-E-U, Ser. 91
     6.15%                                   04/15/02     1,475       1,487,906
   Columbus Mun. Arpt. Auth.
     Rev., Columbus Intl. Arpt. Prj., Ser. 94A
     6.00%                                   01/01/04       150         156,757
   Columbus Unltd. Tax G.O., Ser. 86
     7.37%                                   07/01/06     1,000       1,131,530
   Columbus Unltd. Tax G.O., Ser. 91-2
     6.50%                                   09/15/01     1,105       1,126,780
   Columbus Unltd. Tax G.O., Ser. 92B
     6.10%                                   01/01/03     1,000       1,034,320
   Columbus Unltd. Tax G.O., Ser. 94-2
     5.60%                                   05/15/05     1,000       1,041,940
   Columbus Wtrwks. Enlargement
     No. 44 G.O., Ser. 92
     6.00%                                   05/01/03       500         527,065
   Cuyahoga Cnty. G.O., Ser. 91
     6.70%                                   10/01/01     1,000       1,041,730
   Cuyahoga Cnty. Hosp. Rev.,
     Univ. Hlth. Sys. Prj., Ser. 96B
     6.00%                                   01/15/04     3,125       3,212,500
   Cuyahoga Cnty. Jail Fac. Unltd.
     Tax G.O., Ser. 91
     7.00%                                   10/01/01     1,000       1,044,610
   Fairfield City Sch. Dist. G.O., Ser. 94
     7.45%                                   12/01/14     1,000       1,187,820
   Franklin Cnty. G.O., Ser. 91
     6.37%                                   12/01/01     1,635       1,702,427

                                                           PAR
                                            MATURITY      (000)          VALUE
                                            --------     ------         -------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Greater Cleveland Regl.
     Trans. Auth. G.O., Ser. 96
     6.25%                                   12/01/06    $2,935     $ 3,185,385
   Hamilton Cnty. Elec. Sys.
     Mtg. Rev., Ser. 92A
     6.00%                                   10/15/12       500         519,145
   Hamilton Cnty. Swr. Sys. Rev., Ser. 91A
     6.40%                                   06/01/01       325         335,680
     6.40%                                   12/01/04       675         696,465
   Kings Sch. Dist. G.O., Ser. 94
     7.60%                                   12/01/05       200         223,850
   Loveland City Sch. Dist. G.O., Ser. 92
     6.65%                                   12/01/02       145         154,060
   Lucas Cnty. G.O., Ser. 96
     6.00%                                   12/01/03     2,310       2,411,478
     6.00%                                   12/01/05       500         532,020
   Marysville Sch. Dist. G.O., Ser. 98
     6.00%                                   12/01/24     1,910       1,985,464
   Medina Cnty. Unltd. Tax G.O., Ser. 86
     7.25%                                   12/01/03        50          53,895
   Montgomery Cnty. G.O., Ser. 91A
     6.75%                                   09/01/01     1,500       1,532,310
   North Royalton City Sch.
     Dist. G.O., Ser. 94
     6.62%                                   12/01/06       100         110,520
   Northwestern Sch. Dist. Rev.,
     Wayne & Ashland Cntys. Prj., Ser. 94
     7.20%                                   12/01/10       300         355,200
   Ohio Hsg. Fin. Agcy. Rev.,
     Wind River Prj., Ser. 94A
     5.55%                                   11/01/18       300         294,948
   Ohio St. Bldg. Auth. Adult
     Corr. Fac. Rev., Ser. 94
     5.90%                                   10/01/09     2,000       2,111,400
   Ohio St. Bldg. Auth. Disalle
     Govt. Ctr. Rev., Ser. 96A
     6.00%                                   10/01/05     1,000       1,063,640
   Ohio St. Bldg. Auth. St. Corr.
     Fac. Rev., Ser. 91A
     6.50%                                   10/01/02     4,000       4,156,040
   Ohio St. Bldg. Auth. St. Fac. Rev.,
     Admin. Bldg. Fd. Prj., Ser. 92A
     6.00%                                   10/01/04     1,020       1,069,103
   Ohio St. Bldg. Data Ctr. Rev., Ser. 93A
     5.90%                                   10/01/07       450         482,414
   Ohio St. Comm. Sch. Cap. Fac.
     Rev., Ser. 94A
     5.75%                                   06/15/14     1,000       1,044,400
   Ohio St. Env. Imp. Rev.,
     USX Corp. Prj., Ref. Ser. 99
     5.62%                                   05/01/29     1,000         888,000
   Ohio St. Hgr. Ed. Fac. Comm. Rev.,
     Ohio Dominican Coll. Prj., Ser. 94
     6.63%                                   12/01/04       250         260,528
   Ohio St. Nat. Res. Cap. Fac. G.O.,
     Ser. 94A
     5.40%                                   10/01/05     1,000       1,030,700
   Ohio St. Pub. Fac. Comm. Hgr. Ed.
     Fac. Rev., Ser. 92A
     5.50%                                   12/01/03     2,000       2,056,360
   Ohio St. Tpke. Rev., Ser. 96
     6.00%                                   02/15/05     4,000       4,212,400
   Ohio St. Wtr. Dev. Auth. Poll. Ctrl. Fac.
     Rev., Republic Steel Prj., Ser. 95
     6.37%                                   06/01/07     2,880       3,036,701

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                              STATEMENT OF NET ASSETS
                   OHIO TAX-FREE INCOME PORTFOLIO (CONCLUDED)

                                                           PAR
AS OF SEPTEMBER 30, 2000                    MATURITY      (000)          VALUE
                                            --------     ------         -------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Ohio St. Wtr. Dev. Auth. Rev.,
     Pure Wtr. Prj., Ser. 92
     5.75%                                   06/01/04    $1,500     $ 1,559,415
   Ohio St. Wtr. Dev. Auth. Rev., Steel-Cargill
     North Star Broken Hill Prj., Ser. 95
     6.30%                                   09/01/20       500         510,045
   Ohio St. Wtr. Dev. Auth. Poll. Ctrl. Fac.
     Rev., Wtr. Ctrl. State Match Prj., Ser. 95
     5.70%                                   06/01/11     1,300       1,350,921
   Ohio Unltd. Tax G.O., Ser. 95
     6.00%                                   08/01/05       225         240,874
   Olentangy Sch. Dist. G.O., Ser. 95A
     6.00%                                   12/01/08       225         241,128
   Scioto Cnty. Rev., Marine Term.
     Norfolk Southern Corp. Prj., Ser. 98
     5.30%**                                 08/15/13     3,000       2,767,920
   Springboro Wtr. Sys. Rev., Ser. 98
     5.00%                                   12/01/18     2,500       2,329,500
   Summit Cnty. Hosp. Rev., Cuyahoga
     Falls Gen. Hosp. Prj., Ser. 94
     6.65%                                   07/01/14       200         193,686
   Toledo G.O., Ser. 96
     6.00%                                   12/01/06       500         536,030
   Univ. of Cincinnati Gen. Rec. Rev.,
     Ser. 91L
     6.90%                                   06/01/07     1,500       1,552,305
   Westerville City Sch. Dist. G.O., Ser. 87
     6.25%                                   12/01/05     1,000       1,068,310
   Westlake G.O., Ser. 96
     6.40%                                   12/01/08     1,560       1,710,774
                                                                   ------------
                                                                     79,002,592
                                                                   ------------
PUERTO RICO -- 18.9%
   Puerto Rico Cmwlth. Hwy. &
     Trans. Auth. Rites, Ser. 98
     5.33%**                                 07/01/18     5,000       4,476,000
   Puerto Rico Cmwlth. Infra. Fin.
     Auth. S.O., Ser. 00A
     5.37%                                   10/01/16     1,600       1,623,216
     5.50%                                   10/01/17     2,000       2,044,700
     5.50%                                   10/01/18     2,000       2,036,320
     5.50%                                   10/01/19     2,630       2,666,820
     5.50%                                   10/01/20     1,000       1,009,030
     5.37%                                   10/01/24     1,000         986,070
   Puerto Rico Pub. Bldgs. Auth.
     Rites PA 577, Ser. 99
     5.53%**                                 07/01/27     4,000       3,077,360
                                                                   ------------
                                                                     17,919,516
                                                                   ------------
TOTAL MUNICIPAL BONDS
  (Cost $94,808,939)                                                 96,922,108
                                                                   ------------
CUMULATIVE PREFERRED STOCK -- 6.3%
   Charter Mac Equity Issue Tr. 144A
     6.62%                                   06/30/09     1,000         966,890
     7.60%                                   11/30/10     1,000         996,920
   MuniMae TE Bond Subs., LLC 144A
     6.87%                                   06/30/09     2,000       1,966,320
     7.75%                                   11/01/10     2,000       2,005,340
                                                                   ------------
TOTAL CUMULATIVE PREFERRED STOCK
  (Cost $5,996,472)                                                   5,935,470
                                                                   ------------

                                                         SHARES          VALUE
                                                         ------         -------
SHORT TERM INVESTMENTS -- 0.5%
   Smith Barney Tax-Free Money Market Fund
   (Cost $469,131)                                      469,131     $   469,131
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $101,274,542*)                                    109.2%    103,326,709

LIABILITIES IN EXCESS OF
  OTHER ASSETS (Including
  $10,350,471 of investment
  purchases payable)                                      (9.2%)     (8,727,072)
                                                        -------     -----------
NET ASSETS (Applicable to 8,729,043 Institutional
  shares, 3,739 Service shares,
  317,159 Investor A shares, 163,161
  Investor B shares and 40,267
  Investor C shares outstanding)                          100.0%    $94,599,637
                                                         ======     ===========
NET ASSET VALUE AND
  REDEMPTION PRICE
  PER INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($92,519,827 (divide by) 9,049,941)                                    $10.22
                                                                         ======
OFFERING PRICE PER
  INSTITUTIONAL AND
  SERVICE SHARE                                                          $10.22
                                                                         ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($10.22 (divide by) 0.960)                                             $10.65
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($1,668,137 (divide by) 163,161)                                       $10.22
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($411,673 (divide by) 40,267)                                          $10.22
                                                                         ======
-----------------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                 $2,898,024
      Gross unrealized depreciation                   (845,857)
                                                    ----------
                                                    $2,052,167
                                                    ==========

**Rates shown are the rates as of September 30, 2000.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                       DELAWARE TAX-FREE INCOME PORTFOLIO

                                                           PAR
AS OF SEPTEMBER 30, 2000                    MATURITY      (000)          VALUE
                                            --------     ------         -------
MUNICIPAL BONDS -- 90.5%
DELAWARE -- 65.6%
   Delaware Econ. Dev. Auth. Rev., Del
     Tech. Pk. Univ. Del. Prj., Ser. 00
     6.00%                                   02/01/21    $1,000     $ 1,034,820
   Delaware River & Bay Auth.
     Rev., Ser. 96
     6.00%                                   01/01/05     1,460       1,532,664
     6.00%                                   01/01/06     1,160       1,227,036
   Delaware St. Econ. Dev. Auth.
     Poll. Ctrl. Rev., Delmarva
     Pwr. Prj., Ser. 91B
     7.15%                                   07/01/18       500         518,475
   Delaware St. Econ. Dev. Auth.
     Rev., First Mtg. Gilpin ACA
     CBI Prj., Ser. 98
     5.62%                                   07/01/19     2,000       1,913,900
     5.62%                                   07/01/25     1,500       1,405,815
   Delaware St. Econ. Dev. Auth.
     Rev., Ser. 00
     5.65%                                   07/01/28     4,000       4,044,400
   Delaware St. Econ. Dev. Auth.
     Rev., United Wtr. Delaware,
     Inc. Prj., Ser. 95
     6.20%                                   06/01/25     2,000       2,071,360
   Delaware St. Econ. Dev. Auth.
     Rev., Wtr. Dev. Prj., Ser. 92B
     6.45%                                   12/01/07     1,165       1,271,364
   Delaware St. G.O., Ser. 91A
     6.30%                                   08/15/05     1,730       1,791,225
   Delaware St. G.O., Ser. 92A
     6.25%                                   03/01/07     1,400       1,459,500
   Delaware St. Hlth. Fac. Auth. Rev.,
     Christiana Care Hlth. Svcs. Prj.,
     Ser. 98
     5.00%                                   10/01/15     5,000       4,692,050
   Delaware St. Hlth. Fac. Auth.
     Rev., Med. Ctr. of
     Delaware Prj., Ser. 92
     6.25%                                   10/01/04     2,185       2,319,181
     6.25%                                   10/01/05     2,175       2,334,427
   Delaware St. Hsg. Auth. Rev.,
     Multi-Family Mtg. Prj., Ser. 91
     7.15%                                   07/01/14     3,000       3,096,540
   Delaware St. Hsg. Auth. Rev.,
     Multi-Family Mtg. Prj., Ser. 92C
     7.37%                                   01/01/15     2,000       2,099,740
   Delaware St. Hsg. Auth. Rev.,
     Sr. Single Fam. Mtg. Prj., Ser. 00
     5.90%                                   07/01/20     2,930       2,926,308
   Delaware St. Realty Transfer
     Tax Rev., Land & Wtr.
     Consv. Tr. Fd. Prj., Ser. 93
     5.50%                                   04/01/02     1,500       1,522,695
     5.75%                                   04/01/03     1,500       1,543,365
   Delaware St. Solid Waste Auth.
     Solid Waste Sys. Rev., Ser. 92
     5.80%                                   07/01/01     1,500       1,514,430
     6.00%                                   07/01/02     2,000       2,042,820
   Delaware Trans. Auth. Trans.
     Sys. Rev., Ser. 90
     7.10%                                   07/01/01     2,335       2,379,949
   Delaware Trans. Auth. Trans.
     Sys. Rev., Ser. 91
     6.35%                                   07/01/05       500         516,975

                                                           PAR
                                            MATURITY      (000)          VALUE
                                            --------     ------         -------
MUNICIPAL BONDS (CONTINUED)
DELAWARE (CONTINUED)
   Delaware Trans. Auth. Trans.
     Sys. Rev., Ser. 92
     5.40%                                   07/01/03    $1,000     $ 1,023,410
     5.62%                                   07/01/05     2,400       2,485,152
   Delaware Trans. Auth. Trans.
     Sys. Rev., Ser. 93
     5.10%                                   07/01/04     1,500       1,529,025
     5.50%                                   07/01/08     1,000       1,030,150
   Delaware Trans. Auth. Trans.
     Sys. Rev., Ser. 94
     6.10%                                   07/01/07     1,000       1,060,350
   Dover Elec. Rev., Ser. 90
     7.00%                                   07/01/01       500         509,520
   Dover Elec. Rev., Ser. 93
     6.00%                                   07/01/07       500         521,445
   New Castle Cnty. G.O., Ser. 91
     6.20%                                   10/15/00       500         500,275
     6.25%                                   10/15/01     1,000       1,018,830
     6.30%                                   10/15/02     1,000       1,035,330
     6.50%                                   10/15/04     1,000       1,038,700
     6.50%                                   10/15/05     1,000       1,038,490
   Sussex Cnty. G.O., Ser. 93
     5.60%                                   10/15/08     3,000       3,097,860
     5.70%                                   10/15/12     2,000       2,058,540
   Univ. of Delaware Hsg. &
     Dining Sys. Rev., Ser. 89
     7.00%                                   11/01/00     2,000       2,003,720
   Wilmington G.O., Ser. 92A
     6.00%                                   07/01/03       500         508,375
     6.20%                                   07/01/07     1,000       1,016,470
   Wilmington G.O., Ser. 92B
     6.25%                                   04/01/12     3,050       3,185,939
   Wilmington Pk. Auth. Gtd. Pk.
     Rev., Ser. 92A
     5.60%                                   09/15/02       500         509,765
     5.80%                                   09/15/04     1,000       1,039,620
     6.00%                                   09/15/06       500         520,700
                                                                   ------------
                                                                     71,990,705
                                                                   ------------
PUERTO RICO -- 20.8%
   Puerto Rico Cmwlth. Hwy. &
     Trans. Auth. Hwy. Rev., Ser. 93W
     5.50%                                   07/01/15     1,000       1,051,630
   Puerto Rico Cmwlth. Infra.
     Fin. Auth. S.O., Ser. 00A
     5.37%                                   10/01/16     1,600       1,623,216
     5.50%                                   10/01/17     2,000       2,044,700
     5.50%                                   10/01/18     2,000       2,036,320
     5.50%                                   10/01/19     2,630       2,666,820
     5.50%                                   10/01/20     1,000       1,009,030
     5.37%                                   10/01/24     1,000         986,070
   Puerto Rico Pub. Bldg. Auth.
     Gtd. Govt. Fac. Rev., Ser. 95A
     6.25%                                   07/01/10     1,000       1,124,110
   Puerto Rico Pub. Fin. Corp.
     Rites, Ser. 99
     8.35%**                                 06/01/14     4,025       4,563,183
   Puerto Rico Pub. Fin. Corp.
     Cmwlth. Approp. Rev., Ser. 98A
     5.37%                                   06/01/14        50          52,291
   Puerto Rico Rev. Rites, Ser. 98
     7.61%**                                 06/01/12     5,000       5,666,850
                                                                   ------------
                                                                     22,824,220
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                 DELAWARE TAX-FREE INCOME PORTFOLIO (CONCLUDED)

                                                           PAR
AS OF SEPTEMBER 30, 2000                    MATURITY      (000)          VALUE
                                            --------     ------         -------
MUNICIPAL BONDS (CONTINUED)
VIRGIN ISLANDS -- 4.1%
   Virgin Islands Pub. Fin. Auth.
     Rev., Ser. 98
     5.50%                                   10/01/18    $4,500     $ 4,454,370
                                                                   ------------
TOTAL MUNICIPAL BONDS
  (Cost $98,146,921)                                                 99,269,295
                                                                   ------------
CUMULATIVE PREFERRED STOCK -- 5.4%
   Charter Mac Equity Issue Tr. 144A
     6.62%                                   06/30/09     1,000         967,250
     7.60%                                   11/30/10     1,000         997,250
   MuniMae TE Bond Subs., LLC 144A
     6.87%                                   06/30/09     2,000       1,967,000
     7.75%                                   11/01/10     2,000       2,005,920
                                                                   ------------
TOTAL CUMULATIVE PREFERRED STOCK
   (Cost $5,937,420)                                                  5,937,420
                                                                   ------------
                                                      SHARES
                                                     --------
SHORT TERM INVESTMENTS -- 4.1%
   Smith Barney Tax-Free Money Market Fund
   (Cost $4,467,644)                                 4,467,644        4,467,644
                                                                   ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $108,551,985*)                                             $109,674,359
                                                                   ============
--------------------
* Cost for Federal income tax purposes is $108,614,702. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                  $1,634,432
      Gross unrealized depreciation                                    (574,775)
                                                                    -----------
                                                                    $ 1,059,657
                                                                    ===========

** Rates shown are the rates as of September 30, 2000.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                       DELAWARE TAX-FREE INCOME PORTFOLIO

September 30, 2000

ASSETS
   Investments at value (Cost $108,551,985) ..................    $109,674,359
   Interest receivable .......................................       1,854,266
   Investments sold receivable ...............................       5,935,043
   Prepaid expenses ..........................................           2,066
                                                                  ------------
          TOTAL ASSETS .......................................     117,465,734
                                                                  ------------
LIABILITIES
   Investments purchased payable .............................      16,293,068
   Distributions payable .....................................         378,657
   Advisory fees payable .....................................          20,303
   Administrative fees payable ...............................          19,072
   Transfer agent fees payable ...............................           1,002
   Other accrued expenses payable ............................           7,762
 .............................................................    ------------
          TOTAL LIABILITIES ..................................      16,719,864
                                                                  ------------
NET  ASSETS (Applicable  to 9,800,475  Institutional  shares,
  10 Service shares, 386,473 Investor A shares,
  182,725 Investor B shares and 38,338 Investor
  C shares outstanding) .......................................   $100,745,870
                                                                  ============
NET ASSET VALUE AND REDEMPTION PRICE PER INSTITUTIONAL,
   SERVICE AND INVESTOR A SHARE ($98,606,140
   (divide by) 10,186,958) ....................................         $ 9.68
                                                                        ======
OFFERING PRICE PER INSTITUTIONAL AND SERVICE SHARE ............         $ 9.68
                                                                        ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($9.68 (divide by) 0.960) ..................................         $10.08
                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  (subject to a maximum contingent
   deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($1,768,577 (divide by) 182,725) ......         $ 9.68
                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent
   deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($371,153 (divide by) 38,338) .........         $ 9.68
                                                                        ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS

                       KENTUCKY TAX-FREE INCOME PORTFOLIO

                                                           PAR
AS OF SEPTEMBER 30, 2000                    MATURITY      (000)          VALUE
                                            --------     ------         -------
MUNICIPAL BONDS -- 97.3%
KENTUCKY -- 79.9%
   Ashland Env. Imp. Rev., Allied
     Chemical Corp. Prj., Ser. 78
     5.80%                                   03/01/03    $  220     $   223,238
   Ashland Poll. Ctl. Rev.,
     Ashland, Inc. Prj., Ser. 99
     5.70%                                   11/01/09     7,500       7,442,025
   Boone Cnty. Sch. Dist. Fin.
     Corp. Sch. Bldg. Rev., Ser. 91C
     6.40%                                   09/01/01       440         447,731
     6.50%                                   09/01/01       490         513,167
     6.60%                                   09/01/01       550         576,488
   Bowling Green Sch. Dist. Fin.
     Corp. Rev., Ser. 00
     5.75%                                   01/01/18     1,050       1,077,688
     5.75%                                   01/01/20     1,135       1,150,674
   Christian Cnty. Hosp. Rev.,
     Jennie Stuart Med. Ctr. Prj.,
     Ser. 96A
     6.00%                                   07/01/17     1,000         969,120
   Christian Cnty. Hosp. Rev.,
     Jennie Stuart Med. Ctr. Prj.,
     Ser. 97A
     5.25%                                   07/01/03     1,000         992,630
   Danville Multi-City Lease Rev.,
     Owensboro Riverpark Prj.,
     Ser. 93B
     5.45%                                   01/02/01     1,800       1,844,352
     5.55%                                   01/02/01     1,000       1,019,500
   Fort Thomas Independent Sch.
     Dist. Fin. Corp. Sch. Bldg. Rev.,
     Ser. 00
     5.25%                                   04/01/20     2,155       2,063,736
   Frankfort Elec. & Wtr. Plant
     Bd. Rev., Ser. 99
     5.60%                                   12/01/19     1,045       1,052,681
   Grayson Cnty. Sch. Dist. Fin. Corp.
     Sch. Bldg. Rev., Ser. 95B
     5.95%                                   01/01/08     1,290       1,371,928
   Hardin Cnty. Sch. Dist. Fin. Corp.
     Sch. Bldg. Rev., Ser. 00
     5.50%                                   02/01/16     1,675       1,686,089
   Harlan Cnty. Sch. Dist. Fin. Corp.
     Sch. Bldg. Rev., Ser. 90
     7.25%                                   12/01/02       160         165,454
   Henderson Elec. Light & Pwr.
     Rev., Ser. 73
     5.70%                                   03/01/03     1,390       1,391,640
   Hopkins Cnty. G.O., Detention
     Fac. Prj., Ser. 00
     5.75%                                   02/01/20     1,800       1,830,672
   Jefferson Cnty. Corp. Rev.,
     Cap. Imp. Prj., Ser. 93A
     5.75%                                   08/15/04     1,275       1,326,740
     5.90%                                   08/15/05     1,000       1,046,930
     6.10%                                   08/15/07     2,500       2,622,075
   Jefferson Cnty. Multi-Family Hsg.
     Rev., Taylorsville Rd. Prj.,
     Ser. 93A
     5.75%                                   06/01/23     3,860       3,918,132
   Jefferson Cnty. Multi-Family
     Hsg. Rev., Whipps Mill Prj.,
     Ser. 93A
     5.87%**                                 06/01/04     2,250       2,264,603

                                                           PAR
                                            MATURITY      (000)          VALUE
                                            --------     ------         -------
MUNICIPAL BONDS (CONTINUED)
KENTUCKY (CONTINUED)
   Jefferson Cnty. Sch. Dist. Fin.
     Corp. Sch. Bldg. Rev.,
     Prerefunded Ser. 92B
     6.00%                                   01/01/03    $  905     $   944,639
     6.20%                                   01/01/06       915         958,106
     6.20%                                   01/01/07     1,245       1,303,652
   Jefferson Cnty. Sch. Dist. Fin.
     Corp. Sch. Bldg. Rev.,
     Unrefunded Ser. 92B
     6.00%                                   01/01/03     1,100       1,135,431
     6.20%                                   01/01/06     1,085       1,132,946
   Kenton Cnty. Arpt. Bd. Arpt. Rev.,
     Delta Airlines Prj., Ser. 92A
     7.50%                                   02/01/20     1,400       1,454,992
   Kenton Cnty. Arpt. Rev.,
     Cincinnati Northern Kentucky
     Prj., Ser. 97A
     5.75%                                   03/01/05     1,490       1,550,360
     5.85%                                   03/01/06     1,655       1,737,634
     5.95%                                   03/01/07     1,730       1,828,783
     6.30%                                   03/01/15     1,000       1,058,050
   Kenton Cnty. Sch. Dist. Fin.
     Corp. Sch. Bldg. Rev., Ser. 97
     5.37%                                   03/01/17     2,800       2,774,268
   Kenton Cnty. Wtr. Dist.
     Wtrwks. Rev., Ser. 92
     6.37%                                   02/01/17     1,000       1,043,580
   Kentucky Dev. Fin. Auth.
     Hosp. Rev., St. Lukes Hosp.
     Prj., Ser. 89A
     7.25%                                   10/01/00       120         120,000
   Kentucky Hgr. Ed. Stud. Ln.
     Ins. Rev., Ser. 85A
     9.25%                                   06/01/01     1,785       1,813,542
   Kentucky Hgr. Ed. Stud. Ln.
     Ins. Rev., Ser. 95B
     6.60%                                   06/01/02     3,435       3,504,147
   Kentucky Hsg. Corp. Hsg. Rev.,
     Ser. 90A
     7.40%                                   01/01/10       735         749,384
   Kentucky Hsg. Corp. Hsg.
     Rev., Ser. 96D
     5.80%                                   07/01/13     3,350       3,439,948
   Kentucky Hsg. Corp. Hsg.
     Rev., Ser. 96E
     6.30%                                   01/01/28     2,000       2,034,020
   Kentucky St. Property &
     Bldg. Comm. Rev., Prj. 53,
     Prerefunded Ser. 91
     5.75%                                   10/01/11     4,090       4,219,699
   Kentucky St. Property & Bldg. Comm.
     Rev., Prj. 51, Ref. Ser. 91
     6.50%                                   08/01/01       740         766,980
   Kentucky St. Property & Bldg. Comm.
     Rev., Prj. 54, Ref. Ser. 92
     5.90%                                   09/01/07     2,750       2,862,338
   Kentucky St. Property & Bldg.
     Comm. Rev., Prj. 55,
     Ref. Ser. 93
     4.60%                                   09/01/03     3,000       3,008,790
     4.90%                                   09/01/06     2,000       2,022,500
   Kentucky St. Property & Bldg.
     Comm. Rev., Prj. 65, Ser. 00
     5.95%                                   02/01/17     2,325       2,415,791

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                 KENTUCKY TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                           PAR
AS OF SEPTEMBER 30, 2000                    MATURITY      (000)          VALUE
                                            --------     ------         -------
MUNICIPAL BONDS (CONTINUED)
KENTUCKY (CONTINUED)
   Kentucky St. Property &
     Bldg. Comm. Rev., Prj. 53,
     Unrefunded Ser. 91
     5.75%                                   10/01/11    $  410     $   422,398
   Kentucky St. Tpke. Auth. Econ.
     Dev. Rev., Revitalization
     Prj., Ref. Ser. 92
     5.50%                                   01/01/01     2,040       2,044,998
   Kentucky St. Tpke. Auth. Econ.
     Dev. Rev., Revitalization
     Prj., Ref. Ser. 95
     6.50%                                   07/01/08     3,000       3,336,510
   Kentucky St. Tpke. Auth.
     Res. Rec. Rev., Ser. 79
     7.10%                                   07/01/02       335         340,089
   Lexington Ctr. Corp. Mtg. Rev.,
     Ser. 93A
     5.20%                                   10/01/04     1,790       1,826,140
   Lexington-Fayette Urban Cnty.
     Govt. G.O., Ser. 00A
     5.75%                                   02/01/20     1,500       1,524,840
   Lexington-Fayette Urban Cnty.
     Govt. Pub. Fac. Corp. Mtg.
     Rev., Ref. Ser. 93
     4.50%                                   02/01/06     2,100       2,086,140
   Lexington-Fayette Urban Cnty.
     Govt. Rev., Univ. of Kentucky
     Alumni Assoc., Inc. Prj., Ser. 94
     6.50%                                   11/01/06       660         717,565
   Louisville & Jefferson Cnty.
     Met. Swr. Dist. Swr. & Drain
     Sys. Rev., Ser. 97A
     5.75%                                   05/15/33     3,750       3,780,375
   Louisville & Jefferson Cnty.
     Met. Swr. Dist. Rev., Ser. 93
     5.30%                                   05/15/10     2,000       2,035,880
     6.25%                                   05/15/26     1,015       1,062,593
   Louisville & Jefferson Cnty.
     Regl. Arpt. Auth. Arpt. Sys.
     Rev., Ser. 97A
     5.75%                                   07/01/01     1,000       1,009,270
     5.75%                                   07/01/03     1,070       1,100,720
   Louisville & Jefferson Cnty.
     Regl. Arpt. Auth. Spec. Fac.
     Rev., Ser. 99
     5.50%                                   03/01/19     4,285       3,840,088
   Louisville Pk. Auth. Rev.,
     River City First Mtg. Prj., Ser. 91
     6.50%                                   06/01/01       265         276,278
   McCracken Cnty. Hosp. Rev.,
     Mercy Hlth. Sys. Prj.,  Ser. 94A
     6.10%                                   11/01/04       400         419,020
   Muhlenberg Cnty. Ind. Dev. Rev.,
     Harsco Corp. Prj., Ser. 87
     7.00%                                   03/01/01     1,000       1,018,330
   Owensboro Elec. Light &
     Pwr. Rev., Ser. 93B
     5.05%                                   01/01/07     2,500       2,533,125

                                                           PAR
                                            MATURITY      (000)          VALUE
                                            --------     ------         -------
MUNICIPAL BONDS (CONTINUED)
KENTUCKY (CONTINUED)
   Univ. of Kentucky Rev., Cons.
     Edl. Bldg. Prj., Ser. 92N
     6.00%                                   05/01/08    $1,680     $ 1,752,794
     6.00%                                   05/01/10     1,000       1,040,910
   Univ. of Kentucky Rev., Cons.
     Edl. Bldg. Prj., Ser. 94
     4.60%                                   05/01/07     2,540       2,525,700
   Univ. of Kentucky Rev.,
     Ref. Ser. 93A
     5.30%                                   08/01/03     1,765       1,802,418
     5.40%                                   08/01/04       750         772,365
   Univ. of Louisville Rev., Cons.
     Edl. Bldg. Prj., Ser. 92H
     5.87%                                   05/01/11     1,150       1,188,410
   Univ. of Louisville Rev., Cons.
     Edl. Bldg. Prj., Ser. 93J
     5.00%                                   05/01/06     2,370       2,399,838
   Western Kentucky Univ. Rev.,
     Hsg. & Dining Sys. Prj., Ser. 90L
     7.10%                                   12/01/00       350         351,197
   Winchester Util. Rev., Ser. 93
     5.45%                                   07/01/10     1,500       1,539,855
                                                                   ------------
                                                                    123,624,719
                                                                   ------------
PUERTO RICO -- 15.7%
   Puerto Rico Cmwlth. G.O., Ser. 00
     5.75%                                   07/01/26     6,240       6,379,464
   Puerto Rico Cmwlth. Hwy. &
     Trans. Auth. Rev., Ser. 00C
     6.00%                                   07/01/29     5,000       5,216,750
   Puerto Rico Cmwlth. Infra.
     Fin. Auth. S.O., Ser. 00A
     5.37%                                   10/01/16     1,600       1,623,216
     5.50%                                   10/01/17     2,000       2,044,700
     5.50%                                   10/01/18     2,000       2,036,320
     5.50%                                   10/01/19     2,630       2,666,820
     5.50%                                   10/01/20     1,000       1,009,030
     5.37%                                   10/01/24     1,000         986,070
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     Spec. Rites PA 569, Ser. 99
     5.53%**                                 07/01/01     1,335       1,378,828
   Puerto Rico Elec. Pwr. Auth.
     Rev., Ser. 92R
     5.90%                                   07/01/01     1,000       1,011,630
                                                                   ------------
                                                                     24,352,828
                                                                   ------------
VIRGIN ISLANDS -- 1.7%
   Virgin Islands Pub. Fin. Auth.
     Rev., Gross Receipts Tax
     Ln. Notes, Ser. 99A
     6.12%                                   10/01/29     1,000       1,016,380
   Virgin Islands Wtr. & Pwr. Auth.
     Elec. Sys. Rev., Ref. Ser. 98
     5.30%                                   07/01/18     1,685       1,585,450
                                                                   ------------
                                                                      2,601,830
                                                                   ------------
TOTAL MUNICIPAL BONDS
  (Cost $146,243,296)                                               150,579,377
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                 KENTUCKY TAX-FREE INCOME PORTFOLIO (CONCLUDED)

                                                           PAR
AS OF SEPTEMBER 30, 2000                    MATURITY      (000)        VALUE
                                            --------     ------       -------
CUMULATIVE PREFERRED STOCK -- 7.0%
   Charter Mac Equity Issue Tr. 144A
     6.62%                                   06/30/09    $1,000    $    966,890
     7.60%                                   11/30/10     4,000       3,987,680
   MuniMae TE Bond Subs., LLC 144A
     6.87%                                   06/30/09     4,000       3,932,640
     7.75%                                   11/01/10     2,000       2,005,340
                                                                   ------------
TOTAL CUMULATIVE PREFERRED STOCK
  (Cost $10,956,666)                                                 10,892,550
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $157,199,962*)                                    104.3%    161,471,927

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                             (4.3%)    (6,704,317)
                                                         ------    ------------
NET ASSETS (Applicable to 15,693,681
  Institutional shares, 9,171 Service shares,
  383,953 Investor A shares, 29,064
  Investor B shares and 7,170
  Investor C shares outstanding)                          100.0%   $154,767,610
                                                          =====    ============
NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($154,419,610 (divide by) 16,086,805)                                  $ 9.60
                                                                         ======
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                                      $ 9.60
                                                                         ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($9.60 (divide by) 0.960)                                              $10.00
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($278,998 (divide by) 29,064)                                          $ 9.60
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($69,002 (divide by) 7,170)                                            $ 9.62
                                                                         ======
---------------------------
* Cost for Federal income tax purposes is $157,227,679. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                $4,913,227
      Gross unrealized depreciation                  (668,979)
                                                   ----------
                                                   $4,244,248
                                                   ==========

**Rates shown are the rates as of September 30, 2000.

  -----------------------------------------------
          INVESTMENT ABBREVIATIONS
   AMT      Alternative Minimum Tax
   COP      Certificates of Participation
   G.O.     General Obligations
   S.O.     Special Obligations
 ------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                            STATEMENTS OF OPERATIONS

                                                       Pennsylvania       New Jersey        Ohio          Delaware       Kentucky
                                        Tax-Free         Tax-Free          Tax-Free        Tax-Free        Tax-Free       Tax-Free
                                         Income          Income            Income          Income          Income         Income
For the Year Ended September 30, 2000   Portfolio       Portfolio         Portfolio       Portfolio       Portfolio      Portfolio
                                        ---------      ------------      -----------      ---------      ----------     ----------
Investment income:
   Interest .........................  $19,668,338      $56,026,202       $8,901,980      $5,695,064     $5,785,147     $9,420,631
                                       -----------      -----------       ----------      ----------     ----------     ----------
Expenses:
   Investment advisory fee ..........    1,661,405        4,830,777          762,168         473,908        567,929        898,887
   Administration fee ...............      764,246        2,129,000          350,597         217,998        237,498        375,898
   Custodian fee ....................       57,091          128,468           27,935          23,297         20,321         30,113
   Transfer agent fee ...............      112,392          334,204           48,194          34,544         37,678         52,348
   Shareholders servicing fees ......       35,758          156,193           39,534          12,268         17,317          8,910
   Shareholders processing fees             24,657          101,773           36,581           7,442         10,406          5,362
   Distribution fees                        34,446          173,690           11,505          13,828         22,457          5,302
   Legal and audit ..................       10,896           38,149            1,031           2,911         13,560         10,706
   Printing .........................       51,566          142,673           16,878          13,609         34,358         34,060
   Registration fees and
     expenses .......................       39,290           17,489           13,424          16,567          9,334         10,845
   Trustees' fees and
     officers' salary ...............        5,399           18,095            2,807           1,651          1,870          2,910
   Other ............................       38,912           70,151           35,967          25,152         18,875         24,534
                                       -----------      -----------       ----------      ----------     ----------     ----------
                                         2,836,058        8,140,662        1,346,621         843,175        991,603      1,459,875
   Less fees waived .................     (739,736)      (1,861,814)        (342,327)       (237,566)      (213,741)      (293,774)
                                       -----------      -----------       ----------      ----------     ----------     ----------
        Total operating
          expenses ..................    2,096,322        6,278,848        1,004,294         605,609        777,862      1,166,101
                                       -----------      -----------       ----------      ----------     ----------     ----------
Net investment income ...............   17,572,016       49,747,354        7,897,686       5,089,455      5,007,285      8,254,530
                                       -----------      -----------       ----------      ----------     ----------     ----------
Realized and unrealized gain (loss)
  on investments:
Net realized gain (loss) from:
     Investment transactions ........   (4,822,016)      (9,923,706)      (2,942,718)       (138,016)       (19,425)    (2,445,929)
     Futures contracts ..............      243,479          199,671         (603,752)       (315,592)      (118,070)      (813,847)
                                       -----------      -----------       ----------      ----------     ----------     ----------
                                        (4,578,537)      (9,724,035)      (3,546,470)       (453,608)      (137,495)    (3,259,776)
                                       -----------      -----------       ----------      ----------     ----------     ----------
Changes in unrealized
  appreciation from:
     Investments ....................    2,835,739        9,523,182        3,052,153         326,595        384,896      2,191,539
     Futures contracts ..............           --          117,895           11,826          64,867         51,310         88,187
                                       -----------      -----------       ----------      ----------     ----------     ----------
                                         2,835,739        9,641,077        3,063,979         391,462        436,206      2,279,726
                                       -----------      -----------       ----------      ----------     ----------     ----------
Net gain (loss) on
   investments ......................   (1,742,798)         (82,958)        (482,491)        (62,146)       298,711       (980,050)
                                       -----------      -----------       ----------      ----------     ----------     ----------
Net increase in net assets
   resulting from operations ........  $15,829,218      $49,664,396       $7,415,195      $5,027,309     $5,305,996     $7,274,480
                                       ===========      ===========       ==========      ==========     ==========     ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                      BLACKROCK FUNDS

                                            STATEMENTS OF CHANGES IN NET ASSETS

                                                            Tax-Free                        Pennsylvania Tax-Free
                                                        Income Portfolio                      Income Portfolio
                                                 ------------------------------       ----------------------------------
                                                    For the           For the              For the            For the
                                                  Year Ended        Year Ended           Year Ended         Year Ended
                                                    9/30/00           9/30/99              9/30/00            9/30/99
                                                 ------------     -------------         -----------        ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ........................ $ 17,572,016      $ 14,717,469     $   49,747,354      $   51,961,222
    Net realized loss on investments and
      futures contracts ..........................   (4,578,537)       (2,220,503)        (9,724,035)         (4,048,885)
    Net unrealized gain (loss) on investments
      and futures contracts ......................    2,835,739       (18,419,727)         9,641,077         (57,466,238)
                                                   ------------      ------------     --------------      --------------
    Net increase (decrease) in net assets
      resulting from operations ..................   15,829,218        (5,922,761)        49,664,396          (9,553,901)
                                                   ------------      ------------     --------------      --------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ..........................  (16,006,437)      (13,919,295)       (44,835,928)        (49,406,294)
    Service Class ................................     (254,377)         (269,328)          (629,193)           (828,260)
    Investor A Class .............................     (301,962)         (301,111)        (1,425,827)         (1,635,310)
    Investor B Class .............................     (112,616)         (102,808)          (860,523)           (904,150)
    Investor C Class .............................      (61,512)          (84,518)           (26,559)            (28,216)
                                                   ------------      ------------     --------------      --------------
    Total distributions from net investment income  (16,736,904)      (14,677,060)       (47,778,030)        (52,802,230)
                                                   ------------      ------------     --------------      --------------
  Net realized gains:
    Institutional Class ..........................           --        (1,513,860)                --          (2,813,786)
    Service Class ................................           --           (29,710)                --             (53,925)
    Investor A Class .............................           --           (41,111)                --             (94,884)
    Investor B Class .............................           --           (12,418)                --             (51,775)
    Investor C Class .............................           --            (8,813)                --              (1,119)
                                                   ------------      ------------     --------------      --------------
    Total distributions from net realized gains ..           --        (1,605,912)                --          (3,015,489)
                                                   ------------      ------------     --------------      --------------
    Total distributions to shareholders ..........  (16,736,904)      (16,282,972)       (47,778,030)        (55,817,719)
                                                   ------------      ------------     --------------      --------------
Capital share transactions .......................   16,191,391        42,322,574       (121,476,163)          7,792,148
                                                   ------------      ------------     --------------      --------------
    Total increase (decrease) in net assets ......   15,283,705        20,116,841       (119,589,797)        (57,579,472)
                                                   ------------      ------------     --------------      --------------
Net assets:
    Beginning of period ..........................  320,966,037       300,849,196      1,069,656,093       1,127,235,565
                                                   ------------      ------------     --------------      --------------
    End of period ................................ $336,249,742      $320,966,037     $  950,066,296      $1,069,656,093
                                                   ============      ============     ==============      ==============


                                                         New Jersey Tax-Free                Ohio Tax-Free
                                                           Income Portfolio               Income Portfolio
                                                  ------------------------------   -----------------------------
                                                       For the         For the        For the          For the
                                                     Year Ended      Year Ended     Year Ended       Year Ended
                                                       9/30/00         9/30/99        9/30/00          9/30/99
                                                  -------------     ------------   ------------     ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ........................$ 7,897,686    $   7,943,049     $ 5,089,455      $ 4,900,911
    Net realized loss on investments and
      futures contracts .......................... (3,546,470)        (317,771)       (453,608)        (527,737)
    Net unrealized gain (loss) on investments
      and futures contracts ......................  3,063,979      (10,000,766)        391,462       (5,776,893)
                                                  -----------    -------------     -----------     ------------
    Net increase (decrease) in net assets
      resulting from operations ..................  7,415,195       (2,375,488)      5,027,309       (1,403,719)
                                                  -----------    -------------     -----------     ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .......................... (6,335,152)      (6,647,926)     (4,569,297)      (4,683,783)
    Service Class ................................   (995,598)      (1,353,188)         (6,424)         (18,094)
    Investor A Class .............................    (63,822)         (82,916)       (138,678)        (128,385)
    Investor B Class .............................    (56,635)         (43,732)        (57,511)         (48,033)
    Investor C Class .............................       (293)            (543)        (13,264)         (13,163)
                                                  -----------    -------------     -----------     ------------
    Total distributions from net investment income (7,451,500)      (8,128,305)     (4,785,174)      (4,891,458)
                                                  -----------    -------------     -----------     ------------
  Net realized gains:
    Institutional Class ..........................         --         (765,260)             --         (405,483)
    Service Class ................................         --         (183,068)             --           (2,601)
    Investor A Class .............................         --           (7,806)             --          (11,809)
    Investor B Class .............................         --           (5,556)             --           (4,713)
    Investor C Class .............................         --               --              --           (2,127)
                                                  -----------    -------------     -----------     ------------
    Total distributions from net realized gains ..         --         (961,690)             --         (426,733)
                                                  -----------    -------------     -----------     ------------
    Total distributions to shareholders .......... (7,451,500)      (9,089,995)     (4,785,174)      (5,318,191)
                                                  -----------    -------------     -----------     ------------
Capital share transactions ....................... (8,949,719)     (10,069,641)     (3,005,594)      (2,110,008)
                                                  -----------    -------------     -----------     ------------
    Total increase (decrease) in net assets ...... (8,986,024)     (21,535,124)     (2,763,459)      (8,831,918)
                                                  -----------    -------------     -----------     ------------
Net assets:
    Beginning of period ..........................161,458,670      182,993,794      97,363,096      106,195,014
                                                  -----------    -------------     -----------     ------------
    End of period ...............................$152,472,646    $ 161,458,670     $94,599,637     $ 97,363,096
                                                 ============    =============     ===========     ============


                                                       Delaware Tax-Free                Kentucky Tax-Free
                                                       Income Portfolio                 Income Portfolio
                                                 -----------------------------      ----------------------------
                                                      For the         For the          For the         For the
                                                    Year Ended      Year Ended       Year Ended      Year Ended
                                                      9/30/00         9/30/99          9/30/00         9/30/99
                                                 ---------------   ------------     -----------   --------------
Increase (decrease) in net assets:
  Operations:
    Net investment income .......................  $ 5,007,285   $   5,088,375      $ 8,254,530   $   8,427,282
    Net realized loss on investments and
      futures contracts .........................     (137,495)       (761,412)      (3,259,776)       (668,435)
    Net unrealized gain (loss) on investments
      and futures contracts .....................      436,206      (5,636,561)       2,279,726      (9,949,729)
                                                  ------------    ------------     ------------    ------------
    Net increase (decrease) in net assets
      resulting from operations .................    5,305,996      (1,309,598)       7,274,480      (2,190,882)
                                                  ------------    ------------     ------------    ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .........................   (4,574,935)     (5,129,768)      (7,791,490)     (8,452,511)
    Service Class ...............................           (4)             (4)          (1,181)           (223)
    Investor A Class ............................     (169,360)       (168,639)        (125,885)        (64,408)
    Investor B Class ............................      (84,287)        (95,255)          (7,237)         (6,134)
    Investor C Class ............................      (21,575)        (33,664)         (17,981)         (5,713)
                                                  ------------    ------------     ------------    ------------
    Total distributions from net investment income  (4,850,161)     (5,427,330)      (7,943,774)     (8,528,989)
                                                  ------------    ------------     ------------    ------------
  Net realized gains:
    Institutional Class .........................           --      (1,497,785)              --      (1,852,753)
    Service Class ...............................           --              (1)              --              (1)
    Investor A Class ............................           --         (40,396)              --          (9,588)
    Investor B Class ............................           --         (26,907)              --              (1)
    Investor C Class ............................           --         (12,008)              --              (1)
                                                  ------------    ------------     ------------    ------------
    Total distributions from net realized gains             --      (1,577,097)              --      (1,862,344)
                                                  ------------    ------------     ------------    ------------
    Total distributions to shareholders .........   (4,850,161)     (7,004,427)       7,943,774     (10,391,333)
                                                  ------------    ------------     ------------    ------------
Capital share transactions ......................  (12,898,673)      1,976,902      (14,992,305)    (14,456,505)
                                                  ------------    ------------     ------------    ------------
    Total increase (decrease) in net assets .....  (12,442,838)     (6,337,123)     (15,661,599)    (27,038,720)
                                                  ------------    ------------     ------------    ------------
Net assets:
    Beginning of period .........................  113,188,708     119,525,831      170,429,209     197,467,929
                                                  ------------    ------------     ------------    ------------
    End of period ............................... $100,745,870    $113,188,708     $154,767,610    $170,429,209
                                                  ============    ============     ============    ============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34-35

                                 BLACKROCK FUNDS

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                      Net                    Net gain                                   Net
                                      asset                  (loss) on     Distributions Distributions asset
                                      value        Net        investments    from net      from net    value
                                    beginning  investment  (both realized  investment     realized    end of
                                    of period    income    and unrealized)   income         gains     period
-------------------------------------------------------------------------------------------------------------
Institutional Class
-------------------------
Tax-Free Income Portfolio
-------------------------
9/30/00                              $10.96     $0.57        $(0.07)        $(0.54)      $   --      $10.92
9/30/99                               11.73      0.52         (0.71)         (0.52)       (0.06)      10.96
9/30/98                               11.34      0.54          0.44          (0.54)       (0.05)      11.73
9/30/97                               10.84      0.56          0.51          (0.57)          --       11.34
9/30/96                               10.61      0.49          0.28          (0.54)          --       10.84
Service Class
9/30/00                              $10.96     $0.54        $(0.07)        $(0.51)      $   --      $10.92
9/30/99                               11.73      0.49         (0.71)         (0.49)       (0.06)      10.96
9/30/98                               11.34      0.38          0.56          (0.50)       (0.05)      11.73
9/30/97                               10.84      0.53          0.50          (0.53)          --       11.34
9/30/96                               10.61      0.51          0.23          (0.51)          --       10.84
Investor A Class
9/30/00                              $10.96     $0.51        $(0.06)        $(0.49)      $   --      $10.92
9/30/99                               11.73      0.47         (0.71)         (0.47)       (0.06)      10.96
9/30/98                               11.34      0.47          0.45          (0.48)       (0.05)      11.73
9/30/97                               10.84      0.50          0.51          (0.51)          --       11.34
9/30/96                               10.61      0.45          0.21          (0.43)          --       10.84
Investor B Class
9/30/00                              $10.96     $0.44        $(0.07)        $(0.41)      $   --      $10.92
9/30/99                               11.73      0.38         (0.71)         (0.38)       (0.06)      10.96
9/30/98                               11.34      0.40          0.44          (0.40)       (0.05)      11.73
9/30/97                               10.84      0.44          0.49          (0.43)          --       11.34
7/18/96 1 through 9/30/96             10.74      0.08          0.10          (0.08)          --       10.84
Investor C Class
9/30/00                              $10.96     $0.46        $(0.08)        $(0.41)      $   --      $10.93
9/30/99                               11.73      0.38         (0.71)         (0.38)       (0.06)      10.96
9/30/98                               11.34      0.36          0.48          (0.40)       (0.05)      11.73
2/28/97 1 through 9/30/97             11.04      0.28          0.27          (0.25)          --       11.34
--------------------------------------
Pennsylvania Tax-Free Income Portfolio
--------------------------------------
Institutional Class
9/30/00                              $10.52     $0.54        $ 0.02         $(0.52)      $   --      $10.56
9/30/99                               11.15      0.51         (0.59)         (0.52)       (0.03)      10.52
9/30/98                               10.77      0.52          0.38          (0.52)          --       11.15
9/30/97                               10.44      0.53          0.33          (0.53)          --       10.77
9/30/96                               10.33      0.52          0.12          (0.53)          --       10.44
Service Class
9/30/00                              $10.52     $0.51        $ 0.01         $(0.49)      $   --      $10.55
9/30/99                               11.15      0.47         (0.59)         (0.48)       (0.03)      10.52
9/30/98                               10.77      0.47          0.39          (0.48)          --       11.15
9/30/97                               10.44      0.50          0.33          (0.50)          --       10.77
9/30/96                               10.33      0.50          0.11          (0.50)          --       10.44
Investor A Class
9/30/00                              $10.52     $0.49        $ 0.02         $(0.47)      $   --      $10.56
9/30/99                               11.15      0.46         (0.59)         (0.47)       (0.03)      10.52
9/30/98                               10.77      0.45          0.40          (0.47)          --       11.15
9/30/97                               10.44      0.48          0.33          (0.48)          --       10.77
9/30/96                               10.33      0.48          0.11          (0.48)          --       10.44
Investor B Class
9/30/00                              $10.44     $0.42        $ 0.02         $(0.40)      $   --      $10.48
9/30/99                               11.15      0.38         (0.62)         (0.44)       (0.03)      10.44
9/30/98                               10.77      0.39          0.41          (0.42)          --       11.15
9/30/97                               10.44      0.40          0.33          (0.40)          --       10.77
9/30/96                               10.33      0.40          0.11          (0.40)          --       10.44
Investor C Class
9/30/00                              $10.48     $0.42        $ 0.01         $(0.40)      $   --      $10.51
9/30/99                               11.15      0.39         (0.59)         (0.44)       (0.03)      10.48
8/14/98 1 through 9/30/98             11.00      0.42          0.15          (0.42)          --       11.15

                                                              Ratio of                                    Ratio of net
                                                   Net        expenses                  Ratio of net   investment income
                                                 assets      average net  Ratio of       investment       to average
                                                 end of        assets     expenses         income         net assets   Portfolio
                                       Total     period      (excluding   to average    to average        (excluding    turnover
                                      return      (000)       waivers)    net assets      net assets       waivers)       rate
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------
Tax-Free Income Portfolio
-------------------------
Institutional Class
9/30/00
9/30/99                                  4.80%  $  318,300      0.60%       0.82%           5.32%            5.10%        43%
9/30/98                                 (1.68)     302,319      0.60        0.82            4.57             4.35        104
9/30/97                                  8.85      285,921      0.60        0.88            4.61             4.33        100
9/30/96                                 10.09        9,419      0.55        0.90            5.07             4.72        262
Service Class                            7.45        8,350      0.55        0.89            5.10             4.78        268
9/30/00
9/30/99                                  4.49%   $   5,347      0.90%       1.12%           5.02%            4.80%        43%
9/30/98                                 (1.97)       5,754      0.90        1.12            4.27             4.05        104
9/30/97                                  8.52        5,430      0.88        1.16            4.34             4.06        100
9/30/96                                  9.77       58,779      0.85        1.20            4.76             4.41        262
Investor A Class                         7.14       36,161      0.85        1.18            4.88             4.56        268
9/30/00
9/30/99                                  4.31%3  $   8,751      1.07%       1.29%           4.85%            4.63%        43%
9/30/98                                 (2.14)3      6,591      1.07        1.29            4.10             3.88        104
9/30/97                                  8.34 3      6,440      1.05        1.33            4.17             3.89        100
9/30/96                                  9.58 3      5,530      1.02        1.37            4.60             4.25        262
Investor B Class                         6.94 3      4,873      1.04        1.37            4.67             4.35        268
9/30/00
9/30/99                                  3.54%4  $   2,723      1.82%       2.04%           4.09%            3.87%        43%
9/30/98                                 (2.87)4      3,434      1.82        2.04            3.35             3.13        104
9/30/97                                  7.53 4      2,034      1.79        2.07            3.39             3.11        100
7/18/96 1 through 9/30/96                8.77 4        926      1.75        2.10            3.65             3.30        262
Investor C Class                         1.72 4         10      1.65 2      1.98 2          3.84 2           3.51 2      268
9/30/00
9/30/99                                  3.63%4  $   1,129      1.82%       2.04%           4.13%            3.91%        43%
9/30/98                                 (2.87)4      2,868      1.82        2.04            3.35             3.13        104
2/28/97 1 through 9/30/97                7.53 4      1,024      1.70        1.98            3.19             2.91        100
                                         5.02 4         --      1.70 2      2.05 2          3.95 2           3.60 2      262
--------------------------------------
Pennsylvania Tax-Free Income Portfolio
--------------------------------------
Institutional Class
9/30/00                                  5.50%  $  884,678      0.60%       0.79%           5.19%            5.00%        31%
9/30/99                                 (0.82)     994,381      0.60        0.79            4.67             4.48         28
9/30/98                                  8.51    1,054,070      0.58        0.82            4.66             4.42         43
9/30/97                                  8.43        5,108      0.55        0.86            4.97             4.66         97
9/30/96                                  6.29        3,609      0.55        0.85            5.01             4.72        119
Service Class
9/30/00                                  5.09%  $   12,646      0.90%       1.09%           4.90%            4.71%        31%
9/30/99                                 (1.11)      14,132      0.90        1.09            4.37             4.18         28
9/30/98                                  8.19       20,669      0.86        1.10            4.39             4.15         43
9/30/97                                  8.10       50,395      0.85        1.16            4.67             4.36         97
9/30/96                                  5.97       34,297      0.85        1.15            4.74             4.44        119
Investor A Class
9/30/00                                  5.03%3 $   30,770      1.07%       1.26%           4.74%            4.55%        31%
9/30/99                                 (1.25)3     36,634      1.04        1.23            4.23             4.04         28
9/30/98                                  8.04 3     34,712      1.01        1.25            4.25             4.01         43
9/30/97                                  7.95 3     32,900      0.97        1.30            4.54             4.23         97
9/30/96                                  5.81 3     38,031      1.00        1.30            4.58             4.29        119
Investor B Class
9/30/00                                  4.33%4 $   21,584      1.82%       2.01%           4.01%            3.82%        31%
9/30/99                                 (2.21)4     23,602      1.82        2.00            3.45             3.26         28
9/30/98                                  7.56 4     17,601      1.78        2.02            3.46             3.22         43
9/30/97                                  7.12 4     12,388      1.76        2.07            3.73             3.42         97
9/30/96                                  5.04 4      7,974      1.74        2.03            3.81             3.51        119
Investor C Class
9/30/00                                  4.32%4   $    388      1.82%       2.01%           4.01%            3.82%        31%
9/30/99                                 (1.93)4        907      1.82        1.97            3.45             3.26         28
8/14/98 1 through 9/30/98                7.56 4        184      1.58 2      1.82 2          2.98 2           2.74 2       43

36-37

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                Net                    Net gain                                  Net
                                                asset                  (loss) on   Distributions Distributions  asset
                                                value      Net        investments    from net      from net    value
                                              beginning investment  (both realized  investment     realized    end of
                                              of period   income    and unrealized)   income         gains     period
---------------------------------------------------------------------------------------------------------------------------
------------------------------------
New Jersey Tax-Free Income Portfolio
------------------------------------
Institutional Class
9/30/00                              $11.30     $0.58        $(0.02)        $(0.55)      $   --      $11.31
9/30/99                               12.07      0.54         (0.70)         (0.55)       (0.06)      11.30
5/4/98 1 through 9/30/98              11.71      0.23          0.36          (0.23)          --       12.07
Service Class
9/30/00                              $11.30     $0.56        $(0.03)        $(0.52)      $   --      $11.31
9/30/99                               12.07      0.51         (0.70)         (0.52)       (0.06)      11.30
9/30/98                               11.65      0.52          0.42          (0.52)          --       12.07
9/30/97                               11.27      0.52          0.37          (0.51)          --       11.65
2/1/96 through 9/30/96                11.61      0.73         (0.32)         (0.75)          --       11.27
3/1/95 1 through 1/31/96              10.94      0.46          0.65          (0.44)          --       11.61
Investor A Class
9/30/00                              $11.30     $0.53        $(0.02)        $(0.50)      $   --      $11.31
9/30/99                               12.07      0.48         (0.69)         (0.50)       (0.06)      11.30
9/30/98                               11.65      0.50          0.42          (0.50)          --       12.07
9/30/97                               11.27      0.51          0.37          (0.50)          --       11.65
2/1/96 through 9/30/96                11.61      0.34         (0.34)         (0.34)          --       11.27
1/26/96 1 through 1/31/96             11.54        --          0.07             --           --       11.61
Investor B Class
9/30/00                              $11.30     $0.45        $(0.02)        $(0.42)      $   --      $11.31
9/30/99                               12.07      0.40         (0.70)         (0.41)       (0.06)      11.30
9/30/98                               11.65      0.41          0.42          (0.41)          --       12.07
9/30/97                               11.27      0.41          0.38          (0.41)          --       11.65
7/2/96 1 through 9/30/96              11.15      0.09          0.12          (0.09)          --       11.27
Investor C Class
10/1/99 through 3/3/00               $11.30     $0.18        $(0.26)        $(0.18)      $   --      $11.04
12/9/98 1 through 9/30/99             11.98      0.32         (0.67)         (0.33)          --       11.30
------------------------------
Ohio Tax-Free Income Portfolio
------------------------------
Institutional Class
9/30/00                              $10.19     $0.54      $     --         $(0.51)      $   --      $10.22
9/30/99                               10.88      0.47         (0.65)         (0.47)       (0.04)      10.19
9/30/98                               10.50      0.48          0.37          (0.47)          --       10.88
9/30/97                               10.15      0.51          0.34          (0.50)          --       10.50
9/30/96                               10.05      0.50          0.10          (0.50)          --       10.15
Service Class
9/30/00                              $10.19     $0.51      $     --         $(0.48)      $   --      $10.22
9/30/99                               10.88      0.47         (0.65)         (0.47)       (0.04)      10.19
9/30/98                               10.50      0.48          0.37          (0.47)          --       10.88
9/30/97                               10.15      0.47          0.35          (0.47)          --       10.50
9/30/96                               10.05      0.48          0.10          (0.48)          --       10.15
Investor A Class
9/30/00                              $10.19     $0.49      $     --         $(0.46)      $   --      $10.22
9/30/99                               10.88      0.45         (0.65)         (0.45)       (0.04)      10.19
9/30/98                               10.50      0.45          0.38          (0.45)          --       10.88
9/30/97                               10.15      0.45          0.35          (0.45)          --       10.50
9/30/96                               10.05      0.46          0.10          (0.46)          --       10.15
Investor B Class
9/30/00                              $10.19     $0.42      $     --         $(0.39)      $   --      $10.22
9/30/99                               10.88      0.37         (0.65)         (0.37)       (0.04)      10.19
9/30/98                               10.50      0.37          0.38          (0.37)          --       10.88
9/30/97                               10.15      0.37          0.35          (0.37)          --       10.50
9/30/96                               10.05      0.38          0.10          (0.38)          --       10.15
Investor C Class
9/30/00                              $10.19     $0.42      $     --         $(0.39)      $   --      $10.22
9/30/99                               10.88      0.37         (0.65)         (0.37)       (0.04)      10.19
8/26/98 1 through 9/30/98             10.74      0.03          0.14          (0.03)          --       10.88

                                                                                                          Ratio of net
                                                     Net                    Ratio of expenses           investment income
                                                   assets      Ratio of        to average    Ratio of net   to average
                                                   end of     expenses to      net assets  nvestment income net assets  Portfolio
                                         Total     period     average net      (excluding   to average net (excluding   turnover
                                        return      (000)       assets          waivers)        assets       waivers)    rate
-------------------------------------------------------------------------------------------------------------------------------
------------------------------------
New Jersey Tax-Free Income Portfolio
------------------------------------
Institutional Class

9/30/00                                  5.15%  $  130,463      0.60%             0.82%        5.24%        5.02%        77%
9/30/99                                 (1.35)     134,046      0.60              0.81         4.59         4.37         43
5/4/98 1 through 9/30/98                 8.38      145,708      0.60 2            0.90 2       4.67 2       4.37 2       24
Service Class
9/30/00                                  4.84%  $   18,673      0.90%             1.12%        4.92%        4.70%        77%
9/30/99                                 (1.65)      24,626      0.90              1.11         4.28         4.07         43
9/30/98                                  8.28       34,803      0.88              1.18         4.37         4.07         24
9/30/97                                  8.11       84,596      0.85              1.17         4.59         4.27         77
2/1/96 through 9/30/96                   0.15       88,077      0.85 2            1.17 2       4.44 2       4.13 2      109
3/1/95 1 through 1/31/96                10.35       97,976      0.88 2            0.90 2       4.43 2       4.41 2       26
Investor A Class
9/30/00                                  4.67%3  $   1,723      1.07%             1.29%        4.81%        4.59%        77%
9/30/99                                 (1.82)3      1,328      1.07              1.28         4.11         3.90         43
9/30/98                                  8.10 3      1,432      1.06              1.36         4.26         3.96         24
9/30/97                                  7.94 3      1,548      1.02              1.34         4.41         4.09         77
2/1/96 through 9/30/96                  (0.01)3        894      1.01 2            1.33 2       4.29 2       3.98 2      109
1/26/96 1 through 1/31/96                0.63 3         14      1.02 2            1.36 2       2.79 2       2.45 2       26
Investor B Class
9/30/00                                  3.89%4  $   1,614      1.82%             2.04%        4.02%        3.80%        77%
9/30/99                                 (2.55)4      1,440      1.82              2.03         3.36         3.15         43
9/30/98                                  7.30 4      1,051      1.80              2.10         3.43         3.13         24
9/30/97                                  7.14 4        767      1.74              2.06         3.60         3.28         77
7/2/96 1 through 9/30/96                 2.04 4         30      1.74 2            2.06 2       3.48 2       3.16 2      109
Investor C Class
10/1/99 through 3/3/00                  (0.73)%4   $   --5      1.82%2            2.04%2       3.90%2       3.68%2       77%
12/9/98 1 through 9/30/99               (3.02)4         19      1.82 2            2.03 2       3.36 2       3.15 2       43
------------------------------
Ohio Tax-Free Income Portfolio
------------------------------
Institutional Class
9/30/00                                  5.52%  $   89,239      0.60%             0.85%        5.41%        5.16%        23%
9/30/99                                 (1.38)      92,455      0.60              0.81         4.75         4.54         23
9/30/98                                  8.56      101,066      0.60              0.93         4.64         4.31         77
9/30/97                                  8.53          928      0.55              1.06         4.80         4.29         87
9/30/96                                  6.12          409      0.51              1.10         4.96         4.37        136
Service Class
9/30/00                                  5.20%     $    38      0.90%             1.15%        5.09%        4.84%        23%
9/30/99                                 (1.68)         254      0.90              1.11         4.45         4.24         23
9/30/98                                  8.23          712      0.88              1.21         4.37         4.04         77
9/30/97                                  8.21        7,421      0.85              1.36         4.51         4.00         87
9/30/96                                  5.80        6,377      0.79              1.38         4.69         4.10        136
Investor A Class
9/30/00                                  5.03%3  $   3,243      1.07%             1.32%        4.94%        4.69%        23%
9/30/99                                 (1.85)3      3,036      1.07              1.28         4.28         4.07         23
9/30/98                                  8.05 3      2,774      1.06              1.39         4.22         3.89         77
9/30/97                                  8.03 3      2,614      1.02              1.53         4.35         3.84         87
9/30/96                                  5.66 3      2,833      0.91              1.50         4.57         3.98        136
Investor B Class
9/30/00                                  4.25%4  $   1,668      1.82%             2.07%        4.19%        3.94%        23%
9/30/99                                 (2.58)4      1,426      1.82              2.03         3.53         3.32         23
9/30/98                                  7.25 4      1,116      1.79              2.12         3.41         3.08         77
9/30/97                                  7.23 4        622      1.75              2.26         3.52         3.01         87
9/30/96                                  4.87 4        161      1.66              2.26         3.80         3.21        136
Investor C Class
9/30/00                                  4.25%4   $    412      1.82%             2.07%        4.19%        3.94%        23%
9/30/99                                 (2.58)4        192      1.82              2.03         3.53         3.32         23
8/26/98 1 through 9/30/98                1.60 4        527      1.71 2            2.04 2       2.82 2       2.49 2       77

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38-39

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                     Net                    Net gain                                  Net
                                     asset                  (loss) on   Distributions Distributions  asset
                                     value      Net        investments    from net      from net    value
                                   beginning investment  (both realized  investment     realized    end of
                                   of period   income    and unrealized)   income         gains     period
---------------------------------------------------------------------------------------------------------------------------
----------------------------------
Delaware Tax-Free Income Portfolio
----------------------------------
Institutional Class
9/30/00                              $ 9.62     $0.47        $ 0.04         $(0.45)      $   --      $ 9.68
9/30/99                               10.33      0.44         (0.54)         (0.47)       (0.14)       9.62
5/11/98 1 through 9/30/98             10.00      0.17          0.34          (0.18)          --       10.33
Service Class
9/30/00                              $ 9.62     $0.44        $ 0.04         $(0.42)      $   --      $ 9.68
9/30/99                               10.33      0.44         (0.57)         (0.44)       (0.14)       9.62
5/11/98 1 through 9/30/98             10.00      0.16          0.34          (0.17)          --       10.33
Investor A Class
9/30/00                              $ 9.62     $0.43        $ 0.04         $(0.41)      $   --      $ 9.68
9/30/99                               10.33      0.39         (0.54)         (0.42)       (0.14)       9.62
5/11/98 1 through 9/30/98             10.00      0.15          0.34          (0.16)          --       10.33
Investor B Class
9/30/00                              $ 9.62     $0.35        $ 0.05         $(0.34)      $   --      $ 9.68
9/30/99                               10.33      0.32         (0.54)         (0.35)       (0.14)       9.62
5/11/98 1 through 9/30/98             10.00      0.12          0.34          (0.13)          --       10.33
Investor C Class
9/30/00                              $ 9.62     $0.35        $ 0.05         $(0.34)      $   --      $ 9.68
9/30/99                               10.33      0.32         (0.54)         (0.35)       (0.14)       9.62
5/11/98 1 through 9/30/98             10.00      0.12          0.34          (0.13)          --       10.33
----------------------------------
Kentucky Tax-Free Income Portfolio
----------------------------------
Institutional Class
9/30/00                              $ 9.63     $0.48        $(0.05)        $(0.46)      $   --      $ 9.60
9/30/99                               10.31      0.45         (0.57)         (0.46)       (0.10)       9.63
5/11/98 1 through 9/30/98             10.00      0.18          0.31          (0.18)          --       10.31
Service Class
9/30/00                              $ 9.63     $0.44        $(0.04)        $(0.43)      $   --      $ 9.60
9/30/99                               10.31      0.44         (0.59)         (0.43)       (0.10)       9.63
5/11/98 1 through 9/30/98             10.00      0.19          0.29          (0.17)          --       10.31
Investor A Class
9/30/00                              $ 9.63     $0.44        $(0.05)        $(0.42)      $   --      $ 9.60
9/30/99                               10.31      0.40         (0.57)         (0.41)       (0.10)       9.63
5/11/98 1 through 9/30/98             10.00      0.16          0.31          (0.16)          --       10.31
Investor B Class
9/30/00                              $ 9.63     $0.37        $(0.05)        $(0.35)      $   --      $ 9.60
9/30/99                               10.31      0.34         (0.58)         (0.34)       (0.10)       9.63
5/11/98 1 through 9/30/98             10.00      0.15          0.29          (0.13)          --       10.31
Investor C Class
9/30/00                              $ 9.63     $0.41        $(0.07)        $(0.35)      $   --      $ 9.62
9/30/99                               10.31      0.33         (0.57)         (0.34)       (0.10)       9.63
5/11/98 1 through 9/30/98             10.00      0.15          0.29          (0.13)          --       10.31

                                                                                                       Ratio of net
                                                  Net                  Ratio of expenses             investment income
                                                assets      Ratio of      to average   Ratio of net    to average
                                                end of     expenses to   net assets  investment income net assets        Portfolio
                                      Total     period     average net   (excluding   to average net   (excluding        turnover
                                      return    (000)       assets        waivers)      assets          waivers)           rate
-----------------------------------------------------------------------------------------------------------------------------------
----------------------------------
Delaware Tax-Free Income Portfolio
----------------------------------
Institutional Class
9/30/00                               5.50%  $   94,865      0.70%        0.91%        4.90%           4.69%              27%
9/30/99                              (1.10)     104,683      0.70         0.86         4.38            4.22               31
5/11/98 1 through 9/30/98             5.16      114,524      0.70 2       0.88 2       4.18 2          4.00 2             54
Service Class
9/30/00                               5.19%     $    --      1.00%        1.21%        4.60%           4.39%              27%
9/30/99                              (1.40)          --      1.00         1.16         4.08            3.92               31
5/11/98 1 through 9/30/98             5.04           --      0.67 2       0.85 2       5.00 2          4.82 2             54
Investor A Class
9/30/00                               5.01%3   $  3,741      1.17%        1.38%        4.45%           4.24%              27%
9/30/99                              (1.57)3      4,468      1.17         1.33         3.91            3.75               31
5/11/98 1 through 9/30/98             4.97 3      2,546      1.15 2       1.33 2       3.68 2          3.50 2             54
Investor B Class
9/30/00                               4.23%4  $   1,769      1.92%        2.13%        3.67%           3.46%              27%
9/30/99                              (2.31)4      3,149      1.92         2.08         3.16            3.00               31
5/11/98 1 through 9/30/98             4.67 4      1,740      1.83 2       2.01 2       2.89 2          2.71 2             54
Investor C Class
9/30/00                               4.23%4   $    371      1.92%        2.13%        3.67%           3.46%              27%
9/30/99                              (2.31)4        889      1.92         2.08         3.16            3.00               31
5/11/98 1 through 9/30/98             4.67 4        716      1.89 2       2.07 2       2.81 2          2.63 2             54
-------------------------------------
Kentucky Tax-Free Income Portfolio
-------------------------------------
Institutional Class
9/30/00                               4.66%  $  150,646      0.70%        0.88%        5.06%           4.88%              55%
9/30/99                              (1.23)     167,799      0.70         0.88         4.56            4.38               25
5/11/98 1 through 9/30/98             4.95      196,493      0.70 2       0.95 2       4.54 2          4.29 2              7
Service Class
9/30/00                               4.35%    $     88      1.00%        1.18%        4.76%           4.58%              55%
9/30/99                              (1.52)          --      1.00         1.18         4.26            4.08               25
5/11/98 1 through 9/30/98             4.82           --      0.67 2       0.92 2       5.00 2          4.75 2              7
Investor A Class
9/30/00                               4.17%3  $   3,686      1.17%        1.35%        4.63%           4.45%              55%
9/30/99                              (1.69)3      1,856      1.17         1.35         4.09            3.91               25
5/11/98 1 through 9/30/98             4.76 3        975      1.17 2       1.42 2       4.07 2          3.82 2              7
Investor B Class
9/30/00                               3.40%4   $    279      1.92%        2.10%        3.86%           3.68%              55%
9/30/99                              (2.43)4        203      1.92         2.10         3.34            3.16               25
5/11/98 1 through 9/30/98             4.45 4         --      0.67 2       0.92 2       0.64 2          0.39 2              7
Investor C Class
9/30/00                               3.61%4   $     69      1.92%        2.10%        3.78%           3.60%              55%
9/30/99                              (2.43)4        571      1.92         2.10         3.34            3.16               25
5/11/98 1 through 9/30/98             4.45 4         --      0.67 2       0.92 2       5.00 2          4.75 2              7

1 Commencement of operations of share class.
2 Annualized.
3 Sales load not reflected in total return.
4 Contingent deferred sales load not reflected in total return.
5 There were no Investor C shares outstanding as of September 30, 2000.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40-41

                                 BLACKROCK FUNDS

                          NOTES TO FINANCIAL STATEMENTS

     BlackRock Funds SM ("the Fund") was organized on December 22, 1988, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 39 publicly-offered portfolios, six of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each portfolio of the Fund may offer as many as seven classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.

          Portfolio                                                       Share Classes
------------------------------------------------------------------------------------------------------------------------------------
                              Institutional           Service            Investor A            Investor B            Investor C
------------------------------------------------------------------------------------------------------------------------------------
                          Contractual  Actual   Contractual Actual   Contractual Actual    Contractual Actual  Contractual  Actual
                             Fees      Fees(4)    Fees(1)   Fees(4)    Fees(2)   Fees(4)     Fees(3)   Fees(4)   Fees(3)    Fees(4)
------------------------------------------------------------------------------------------------------------------------------------
  Tax-Free Income            None       None       0.30%     0.30%      0.50%    0.40%        1.15%     1.15%      1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
  Pennsylvania Tax-Free
   Income                    None       None       0.30%     0.30%      0.50%    0.40%        1.15%     1.15%     1.15%      1.15%
------------------------------------------------------------------------------------------------------------------------------------
  New Jersey Tax-Free Income None       None       0.30%     0.30%      0.50%    0.40%        1.15%     1.15%     1.15%      1.15%
------------------------------------------------------------------------------------------------------------------------------------
  Ohio Tax-Free Income       None       None       0.30%     0.30%      0.50%    0.40%        1.15%     1.15%     1.15%      1.15%
------------------------------------------------------------------------------------------------------------------------------------
  Delaware Tax-Free Income   None       None       0.30%     0.30%      0.50%    0.40%        1.15%     1.15%     1.15%      1.15%
------------------------------------------------------------------------------------------------------------------------------------
  Kentucky Tax-Free Income   None       None       0.30%     0.30%      0.50%    0.40%        1.15%     1.15%     1.15%      1.15%
------------------------------------------------------------------------------------------------------------------------------------

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.
(2) -- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.
(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.
(4) -- the actual fees are as of September 30, 2000.

     In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net assets of such respective classes.

(A)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of management estimates. Actual results could differ from these estimates.

     Security Valuation -- Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices or on the basis of quotations provided by a pricing service or dealer which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument. Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Fund's Board of Trustees. As of September 30, 2000, there were no securities valued in accordance with such procedures.

     Dividends to Shareholders -- Dividends from net investment income are declared by each Portfolio each day on "settled" shares (i.e. shares for which the particular Portfolio has received payment in federal funds) and are paid monthly. Over the course of a year, substantially all of each Portfolio's net investment income will be declared as dividends. The amount of the daily dividend for each Portfolio will be based on periodic projections of its net investment income. Net realized capital gains, if any, are distributed at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences between generally accepted accounting principles and tax accounting principles related to the character of income and expense recognition.

                                 BLACKROCK FUNDS

     Federal Taxes -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     Security Transactions and Investment Income -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     Futures Transactions -- The Portfolios may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Certain Portfolios may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge municipal securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction. There were no futures contracts held by the Portfolios at September 30, 2000.

     Option Selling/Purchasing -- The Portfolios may invest in financial options contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There were no options held by the Portfolios at September 30, 2000.

(B)    Transactions with Affiliates and Related Parties

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. ("BlackRock"), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Portfolios. BlackRock Financial Management, Inc. ("BFM"), a wholly-owned subsidiary of BlackRock, serves as sub-adviser for all of the Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

     For its advisory services, BlackRock is entitled to receive fees, computed daily and paid monthly, at the following annual rates, based on each Portfolio's average daily net assets:

                                                       Tax-Free Income, Pennsylvania                     Delaware Tax-Free
                                              Tax-Free Income, New Jersey Tax-Free Income and           Income and Kentucky
                                                      Ohio Tax-Free Income Portfolios               Tax-Free Income Portfolios
                                              -----------------------------------------------       --------------------------
                                                                Investment                                  Investment
               Average Daily Net Assets                        Advisory Fee                                Advisory Fee
               --------------------------     -----------------------------------------------       --------------------------
               first $1 billion                                    .500%                                      .550%
               $1 billion-- $2 billion                             .450                                        .500
               $2 billion-- $3 billion                             .425                                        .475
               greater than $3 billion                             .400                                        .450


                                 BLACKROCK FUNDS

     For the period ended September 30, 2000, advisory fees and waivers for each Portfolio were as follows:

                                                                   Gross                             Net Advisory
                                                               Advisory Fee           Waiver             Fee
                                                               ------------         ----------       ------------
     Tax-Free Income Portfolio .............................     $1,661,405         $  739,736        $  921,669
     Pennsylvania Tax-Free Income Portfolio ................      4,830,777          1,861,814         2,968,963
     New Jersey Tax-Free Income Portfolio ..................        762,168            342,327           419,841
     Ohio Tax-Free Income Portfolio ........................        473,908            237,566           236,342
     Delaware Tax-Free Income Portfolio ....................        567,929            213,741           354,188
     Kentucky Tax-Free Income Portfolio ....................        898,887            293,774           605,113

     BlackRock pays BFM fees for its sub-advisory services.

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., and BlackRock act as co-administrators for the
Fund.   For  these   services,   the   co-administrators   receive  a   combined
administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates:
 .085% of the first $500 million, .075% of the next $500 million and .065% of assets in excess of $1 billion. In addition, each of the classes are charged an administration fee based on the following percentage of average daily net assets of each respective class: .145% of the first $500 million, .135% of the next $500 million and .125% of assets in excess of $1 billion.

     For the year ended September 30, 2000, administration fees and waivers for each Portfolio were as follows:

                                                                 Gross                                Net
                                                          Administration Fee       Waiver      Administration Fee
                                                          ------------------       ------      ------------------
     Tax-Free Income Portfolio .............................  $  764,246            $    --         $  764,246
     Pennsylvania Tax-Free Income Portfolio ................   2,129,000                 --          2,129,000
     New Jersey Tax-Free Income Portfolio ..................     350,597                 --            350,597
     Ohio Tax-Free Income Portfolio ........................     217,998                 --            217,998
     Delaware Tax-Free Income Portfolio ....................     237,498                 --            237,498
     Kentucky Tax-Free Income Portfolio ....................     375,898                 --            375,898

     Prior to February 1, 1999, BlackRock may have, at its discretion, waived all or any portion of its advisory fees for any Portfolio. In addition, PFPC and BlackRock may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio.

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into an expense limitation agreement effective February 1, 1999. The agreement sets a limit on certain of the operating expenses of each Portfolio for the next year and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits apply to expenses charged on Portfolio assets as a whole, but not expenses separately charged to the different share classes of a Portfolio.

     If in the following two years the operating expenses of a Portfolio that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that Portfolio, the Portfolio is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if:
(1) the Portfolio has more than $50 million in assets, (2) BlackRock continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the Fund has approved the payments to BlackRock on a quarterly basis.

     The expense limits as a percentage of average daily net assets and amounts subject to possible reimbursement under the expense limitation agreement were as follows:

     Tax-Free Income Portfolio ...................      .485%    $1,166,199
     Pennsylvania Tax-Free Income Portfolio ......      .470%     2,959,560
     New Jersey Tax-Free Income Portfolio ........      .475%       541,441
     Ohio Tax-Free Income Portfolio ..............      .515%       389,770
     Delaware Tax-Free Income Portfolio ..........      .585%       343,791
     Kentucky Tax-Free Income Portfolio ..........      .585%       541,822

                                 BLACKROCK FUNDS

     PFPC Trust Co. serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     Under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense of payments ("distribution fees") made to BlackRock Distributors, Inc., as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into arrangements with various Service Organizations (including PNC Bank and its affiliates) that provide support services to their customers who are the beneficial owners of shares in each Investor Class and the Service Class. Refer to the fee table in the "Notes to Financial Statements" for fee information.

(C)    PURCHASES AND SALES OF SECURITIES

     For the year ended September 30, 2000, purchases and sales of securities, other than short-term and government securities, were as follows:
                                                    Purchases         Sales
                                                 --------------   ------------
     Tax-Free Income Portfolio ...............    $154,921,398    $139,695,339
     Pennsylvania Tax-Free Income Portfolio ..     300,636,734     359,389,243
     New Jersey Tax-Free Income Portfolio ....     116,504,617     115,202,329
     Ohio Tax-Free Income Portfolio ..........      22,504,169      22,051,915
     Delaware Tax-Free Income Portfolio ......      27,673,580      32,452,263
     Kentucky Tax-Free Income Portfolio ......      87,529,964      88,255,098

(D)    CAPITAL SHARES

     Transactions in capital shares for each period were as follows:

                                                                      Tax-Free Income Portfolio
                                                 --------------------------------------------------------------------------
                                                      For the Year Ended                        For the Year Ended
                                                            9/30/00                                   9/30/99
                                                 -----------------------------------       --------------------------------
                                                   Shares               Value              Shares              Value
                                                 -----------        ------------        -----------       ------------
Shares sold:
     Institutional Class .....................   16,382,884        $ 174,988,526         6,853,081        $ 78,835,003
     Service Class ...........................      243,246            2,609,861           592,049           6,816,763
     Investor A Class ........................      557,276            6,053,258           297,198           3,434,092
     Investor B Class ........................       75,176              802,821           181,706           2,101,564
     Investor C Class ........................      401,559            4,282,285           220,502           2,549,447
Shares issued in reinvestment of dividends:
     Institutional Class .....................        9,470              102,027           122,167           1,410,417
     Service Class ...........................       15,052              161,861            14,682             168,519
     Investor A Class ........................       17,919              192,667            17,690             203,137
     Investor B Class ........................        7,800               83,827             6,589              75,421
     Investor C Class ........................        2,112               22,661             1,241              14,108
Shares redeemed:
     Institutional Class .....................  (14,833,327)        (158,348,118)       (3,771,833)        (42,951,830)
     Service Class ...........................     (293,627)          (3,151,722)         (544,873)         (6,243,891)
     Investor A Class ........................     (375,379)          (4,029,215)         (262,638)         (3,002,374)
     Investor B Class ........................     (146,991)          (1,573,149)          (48,379)           (551,451)
     Investor C Class ........................     (561,996)          (6,006,199)          (47,428)           (536,351)
                                                 -----------       -------------         ---------        -------------
Net increase .................................    1,501,174        $  16,191,391         3,631,754        $ 42,322,574
                                                 ==========        =============         =========        ============

                                 BLACKROCK FUNDS

                                                                   Pennsylvania Tax-Free Income Portfolio
                                                 --------------------------------------------------------------------------
                                                         For the Year Ended                     For the Year Ended
                                                               9/30/00                                9/30/99
                                                 ---------------------------------       ----------------------------------
                                                     Shares             Value               Shares             Value
                                                 ---------------   ---------------       -------------    ----------------
Shares sold:
     Institutional Class ........................    17,781,137      $ 183,459,598         11,936,803       $ 130,738,719
     Service Class ..............................       611,678          6,313,771          1,946,331          21,480,866
     Investor A Class ...........................       936,942          9,760,461          1,933,552          21,220,399
     Investor B Class ...........................       382,148          3,944,096            893,028           9,815,318
     Investor C Class ...........................        27,045            280,146             79,677             875,012
Shares issued in reinvestment of dividends:
     Institutional Class ........................         1,455             15,188            235,781           2,600,638
     Service Class ..............................        46,549            483,007             62,177             682,388
     Investor A Class ...........................        86,720            900,481             95,111           1,041,492
     Investor B Class ...........................        56,475            582,711             52,982             579,108
     Investor C Class ...........................           255              2,636                 --                  --
Shares redeemed:
     Institutional Class ........................   (28,512,500)      (295,027,933)       (12,182,730)       (132,469,686)
     Service Class ..............................      (803,793)        (8,318,096)        (2,518,041)        (27,664,097)
     Investor A Class ...........................    (1,591,008)       (16,505,190)        (1,659,281)        (18,131,789)
     Investor B Class ...........................      (638,284)        (6,571,929)          (264,644)         (2,874,022)
     Investor C Class ...........................       (76,950)          (795,110)            (9,603)           (102,198)
                                                    -----------      -------------        -----------       -------------
Net increase (decrease) .........................   (11,692,131)     $(121,476,163)           601,143      $    7,792,148
                                                    ===========      =============        ===========      ==============

                                                                   New Jersey Tax-Free Income Portfolio
                                                 --------------------------------------------------------------------------
                                                         For the Year Ended                     For the Year Ended
                                                               9/30/00                                9/30/99
                                                 ---------------------------------       ----------------------------------
                                                     Shares             Value               Shares             Value
                                                 ---------------   ---------------       -------------    ----------------
Shares sold:
     Institutional Class ........................    2,161,396       $ 24,167,120          1,703,003        $  20,079,320
     Service Class ..............................      163,760          1,812,913            950,377           11,254,931
     Investor A Class ...........................      152,398          1,703,487            157,686            1,867,021
     Investor B Class ...........................       73,514            818,239             66,909              786,813
     Investor C Class ...........................           --                 --              1,670               20,007
Shares issued in reinvestment of dividends:
     Institutional Class ........................            1                 17             53,037              631,145
     Service Class ..............................       65,121            726,867            103,507            1,224,840
     Investor A Class ...........................        3,066             34,295              3,615               42,510
     Investor B Class ...........................        4,427             49,413              3,374               39,760
     Investor C Class ...........................           --                 --                 --                   --
Shares redeemed:
     Institutional Class ........................   (2,489,011)       (27,748,125)        (1,962,315)         (23,087,074)
     Service Class ..............................     (757,219)        (8,447,620)        (1,757,218)         (20,710,957)
     Investor A Class ...........................     (120,587)        (1,349,319)          (162,460)          (1,871,831)
     Investor B Class ...........................      (62,691)          (698,569)           (29,876)            (346,126)
     Investor C Class ...........................       (1,670)           (18,437)                --                   --
                                                    ----------        -----------          ---------         ------------
Net decrease ....................................     (807,495)      $ (8,949,719)          (868,691)        $(10,069,641)
                                                    ==========       ============          =========         ============

                                              BLACKROCK FUNDS

                                                                       Ohio Tax-Free Income Portfolio
                                                 --------------------------------------------------------------------------
                                                         For the Year Ended                     For the Year Ended
                                                               9/30/00                                9/30/99
                                                 ---------------------------------       ----------------------------------
                                                     Shares             Value               Shares             Value
                                                 ---------------   ---------------       -------------    ----------------
Shares sold:
     Institutional Class ........................      2,121,532       $ 21,223,749            800,308        $  8,533,006
     Service Class ..............................            138              1,363                650               7,042
     Investor A Class ...........................         98,865            990,051            113,310           1,204,578
     Investor B Class ...........................         45,849            458,855             40,768             440,491
     Investor C Class ...........................         20,191            200,098             18,577             201,834
Shares issued in reinvestment of dividends:
     Institutional Class ........................            424              4,263             36,794             395,170
     Service Class ..............................             --                 --                 81                 867
     Investor A Class ...........................          9,108             91,646              8,778              93,451
     Investor B Class ...........................          3,573             35,953              3,410              36,270
     Investor C Class ...........................          1,229             12,374                605               6,427
Shares redeemed:
     Institutional Class ........................     (2,468,608)       (24,657,325)        (1,052,010)        (11,152,663)
     Service Class ..............................        (21,304)          (214,390)           (41,330)           (444,458)
     Investor A Class ...........................        (88,804)          (889,393)           (79,124)           (838,187)
     Investor B Class ...........................        (26,240)          (262,838)            (6,775)            (70,482)
     Investor C Class ...........................             --                 --            (48,754)           (523,354)
                                                       ---------         ----------          ---------        -------------
Net decrease ....................................       (304,047)       $(3,005,594)          (204,712)       $ (2,110,008)
                                                       =========        ===========          =========        ============

                                                                     Delaware Tax-Free Income Portfolio
                                                 --------------------------------------------------------------------------
                                                         For the Year Ended                     For the Year Ended
                                                               9/30/00                                9/30/99
                                                 ---------------------------------       ----------------------------------
                                                     Shares             Value               Shares             Value
                                                 ---------------   ---------------       -------------    ----------------
Shares sold:
     Institutional Class ........................      1,150,577      $ 10,937,172           1,576,276       $ 15,667,167
     Service Class ..............................             --                --                  --                 --
     Investor A Class ...........................        109,855         1,051,583             336,725          3,400,904
     Investor B Class ...........................          7,031            67,064             155,502          1,583,445
     Investor C Class ...........................         24,444           229,867              46,775            478,010
Shares issued in reinvestment of dividends:
     Institutional Class ........................            439             4,169             144,431          1,460,200
     Service Class ..............................             --                 4                  --                  5
     Investor A Class ...........................          5,513            52,592               7,070             71,006
     Investor B Class ...........................          4,179            39,816               5,851             58,794
     Investor C Class ...........................            779             7,411                 464              4,610
Shares redeemed:
     Institutional Class ........................     (2,228,264)      (21,219,497)         (1,925,198)       (19,240,639)
     Service Class ..............................             --                --                  --                 --
     Investor A Class ...........................       (193,118)       (1,845,917)           (125,943)        (1,245,406)
     Investor B Class ...........................       (155,711)       (1,475,572)             (2,496)           (25,055)
     Investor C Class ...........................        (79,234)         (747,365)            (24,169)          (236,139)
                                                      ----------      ------------           ---------       ------------
Net increase (decrease) .........................     (1,353,510)     $(12,898,673)            195,288       $  1,976,902
                                                      ==========      ============           =========       ============

                                 BLACKROCK FUNDS

                                                                     Kentucky Tax-Free Income Portfolio
                                                 --------------------------------------------------------------------------
                                                         For the Year Ended                     For the Year Ended
                                                               9/30/00                                9/30/99
                                                 ---------------------------------       ----------------------------------
                                                     Shares             Value               Shares             Value
                                                 ---------------   ---------------       -------------    ----------------
Shares sold:
     Institutional Class ........................     2,549,210       $ 24,224,373           2,121,093        $ 21,304,021
     Service Class ..............................         9,161             86,928              11,768             119,792
     Investor A Class ...........................       428,017          4,061,406             217,238           2,164,448
     Investor B Class ...........................        11,559            110,105              32,197             325,615
     Investor C Class ...........................        11,001            104,428              67,325             663,776
Shares issued in reinvestment of dividends:
     Institutional Class ........................         7,628             72,683             176,567           1,786,848
     Service Class ..............................            --                  4                  --                   5
     Investor A Class ...........................         7,250             68,954               1,509              14,899
     Investor B Class ...........................           338              3,221                 324               3,229
     Investor C Class ...........................         1,934             18,345                 379               3,691
Shares redeemed:
     Institutional Class ........................    (4,295,021)       (40,756,459)         (3,926,262)        (39,348,302)
     Service Class ..............................            --                 --             (11,768)           (119,086)
     Investor A Class ...........................      (244,162)        (2,326,283)           (120,476)         (1,181,728)
     Investor B Class ...........................        (3,914)           (37,199)            (11,450)           (112,367)
     Investor C Class ...........................       (65,036)          (622,811)             (8,443)            (81,346)
                                                      ---------       ------------          ----------          ----------
Net decrease ....................................    (1,582,035)      $(14,992,305)         (1,449,999)      $ (14,456,505)
                                                     ==========       ============          ==========       =============

(E) AT SEPTEMBER 30, 2000, NET ASSETS CONSISTED OF:

                                                      Pennsylvania      New Jersey         Ohio         Delaware        Kentucky
                                       Tax-Free         Tax-Free         Tax-Free        Tax-Free       Tax-Free        Tax-Free
                                        Income           Income           Income          Income         Income          Income
                                       Portfolio       Portfolio        Portfolio        Portfolio      Portfolio       Portfolio
                                     ------------    --------------   ------------     ------------   ------------    ------------
     Capital paid-in ............    $340,603,459     $948,499,510     $150,900,287    $93,272,414    $100,860,554     $154,314,012
     Undistributed net
       investment income ........         912,958          973,016          357,186        306,760              --          194,437
     Distributions in excess
       of net investment
       income ...................              --               --               --             --        (293,741)              --
     Accumulated net
       realized loss
       on investment
       transactions
       and futures
       contracts ................      (7,039,385)     (14,301,304)      (3,998,178)    (1,031,704)       (943,317)      (4,012,804)
     Net unrealized
       appreciation
       on investment
       transactions .............       1,772,710       14,895,074        5,213,351      2,052,167       1,122,374        4,271,965
                                     ------------     ------------     ------------    -----------     -----------     ------------
                                     $336,249,742     $950,066,296     $152,472,646    $94,599,637    $100,745,870     $154,767,610
                                     ============     ============     ============    ===========    ============     ============

                                 BLACKROCK FUNDS

(F)    CAPITAL LOSS CARRYOVER

     At September 30, 2000, capital loss carryovers were available to offset possible future realized capital gains as follows:

                                                     Capital Loss                         Year of
                                                     Carryforward                       Expiration
                                                 ------------------                    ------------
     Tax-Free Income Portfolio .................       $4,276,793                           2008
     Pennsylvania Tax-Free Income Portfolio ....        5,817,038                           2008
     New Jersey Tax-Free Income Portfolio ......          733,444                           2008
     Ohio Tax-Free Income Portfolio ............        1,025,395                           2008
     Delaware Tax-Free Income Portfolio ........          880,600                           2008
     Kentucky Tax-Free Income Portfolio ........        1,316,142                           2008

     At September 30, 2000, deferred post-October losses for the Tax-Free Income Portfolio were $2,762,592, for the Pennsylvania Tax-Free Income Portfolio were $8,345,683, for the New Jersey Tax-Free Income Portfolio were $3,186,925, for the Ohio Tax-Free Income Portfolio were $6,309 and for the Kentucky Tax-Free Income Portfolio were $2,668,945.

                                 BLACKROCK FUNDS

                        REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF BLACKROCK FUNDS:

In our opinion, the accompanying statements of net assets of the Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income, Ohio Tax-Free Income and Kentucky Tax-Free Income Portfolios and the statement of assets and liabilities, including the schedule of investments, of the Delaware Tax-Free Income Portfolio (constituting the tax-free bond portfolios of BLACKROCK FUNDS, hereafter referred to as the "Fund") and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income, Ohio Tax-Free Income, Delaware Tax-Free Income and Kentucky Tax-Free Income Portfolios of the Fund at September 30, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
November 17, 2000

                                           [THIS PAGE INTENTIONALLY LEFT BLANK]

                                                      BLACKROCK FUNDS

Investment Adviser
   BlackRock Advisors,Inc.
   New York, New York 10154

Sub-Adviser
   BlackRock Financial Management,Inc.
   New York, New York 10154

Custodian
   PFPC Trust Co.
   Philadelphia,Pennsylvania 19103

Co-Administrator and Transfer Agent
   PFPCInc.
   Wilmington,Delaware 19809

Distributor
   BlackRock Distributors, Inc.
   King of Prussia, Pennsylvania 19406

Co-Administrator
   BlackRock Advisors, Inc.
   New York, New York 10154

Counsel
   Simpson, Thacher & Bartlett
   New York, New York 10017
   (A partnership which includes professional corporations)

Independent Accountants
   PricewaterhouseCoopers LLP
   Philadelphia,Pennsylvania 19103


To reduce expenses, the Fund will mail only one copy of annual and semi-annual reports and most prospectuses to your household, even if more than one person in the household has a Fund account. Please call (800) 441-7762 if you would like to receive additional reports or prospectuses.

                                 BLACKROCK FUNDS

                                  FUND SPECTRUM

BLACKROCK FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $25 BILLION IN 39 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME,
INTERNATIONAL, AND TAX-FREE INVESTING WHO ADHERE TO A PURE INVESTMENT STYLE[REGISTRATION MARK].

STOCK PORTFOLIOS
----------------
         Large Cap Value Equity              European Equity
         Large Cap Growth Equity             International Equity
         Mid-Cap Value Equity                International Small Cap Equity
         Mid-Cap Growth Equity               Asia Pacific Equity
         Small Cap Value Equity              International Emerging Markets
         Small Cap Growth Equity             Select Equity
         Micro-Cap Equity                    Index Equity
         Global Science & Technology

STOCK & BOND PORTFOLIOS
-----------------------
         Balanced

BOND PORTFOLIOS
---------------
         Low Duration Bond
         Intermediate Government Bond        GNMA
         Intermediate Bond                   Managed Income
         Core Bond                           International Bond
         Government Income                   High Yield Bond

TAX-FREE BOND PORTFOLIOS
------------------------
         Tax-Free Income                     Ohio Tax-Free Income
         Pennsylvania Tax-Free Income        Delaware Tax-Free Income
         New Jersey Tax-Free Income          Kentucky Tax-Free Income

MONEY MARKET PORTFOLIOS
-----------------------
         Money Market                        North Carolina Municipal Money
         U.S. Treasury Money Market          Ohio Municipal Money Market
         Municipal Money Market              Pennsylvania Municipal Money Market
         New Jersey Municipal Money Market   Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES
24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.blackrock.com.

EXCHANGE PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of BlackRock Funds. (1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their BlackRock portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with individual IRA accounts or rollover IRAs.

GENERAL INFORMATION ABOUT THE BLACKROCK FUNDS
If you would like additional reports or have questions regarding any of the 39 BlackRock Funds, please call 1-800-FUTURE4 (1-800-388-8734)

(1) BLACKROCK FUNDS RESERVES THE RIGHT TO MODIFY OR TERMINATE THE EXCHANGE PRIVILEGES AT ANY TIME.

[BLACKROCK LOGO]
BLACKROCK FUNDS
P.O. Box 8907
Wilmington, DE 19899


Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.
                                                                  AR 9/30/00 TFP